Loan ID (Purchasing Lender)	Loan Number (Selling Lender)	Exception ID	Exception ID Date	Condition Category	Condition Standardized Description	Condition ID	Exception Level	Status	Condition Custom Description	Cleared Date	Compensating Factors	Lender Response	Comments	Loan Status	Moody's Initial Exception Grade	Moody's Final Exception Level Grade	Fitch Initial Exception Grade	Fitch Final Exception Level Grade	S&P Initial Exception Grade	S&P Final Exception Level Grade	Kroll Initial Exception Grade	Kroll Final Exception Level Grade	DBRS Initial Exception Grade	DBRS Final Exception Level Grade
2024AO10489	XXX	XXX	XXX	Credit	Missing Underwriter Loan Approval	XXX	1	Closed	Missing lender loan approval. Only an unsigned 1008 was provided.	XXX
Verified credit history - Borrower's Credit Report showed a total of five revolving credit accounts all paid with XXX  late payments and only one percent credit utilization.; Verified credit history - XXX FICO w/a minimum requirement of XXX Verified reserves - XXX mths verified reserves w/a minimum requirement of XXX mths.
													Per lender response they do not have and internal approval form and the u/w team never signs the 1008 .	XXX	D	A	D	A	D	A	D	A	D	A
2024AO10489	XXX	XXX	XXX	Credit	Guideline Exception(s)	XXX	2	Acknowledged	XXX_Guidelines v3.8 (002) XXX Time Investors are not allowed. Credit report reflects no mortgage history.
Verified credit history - Borrower's Credit Report showed a total of five revolving credit accounts all paid with XXX  late payments and only one percent credit utilization.; Verified credit history - XXX FICO w/a minimum requirement of XXX Verified reserves - XXX mths verified reserves w/a minimum requirement of XXX mths.
													Client: Investor acknowledged exception.	XXX	C	B	C	B	C	B	C	B	C	B
2024AO10499	XXX	XXX	XXX	Credit	Missing Underwriter Loan Approval	XXX	1	Closed	Missing Lender loan Approval. 1008 does not XXX. Unable to verify if loan was reviewed to the XXX Guidelines or the XXX or the XXX guidelines.	XXX
Conservative use of credit - Borrower's Credit Report showed tradelines dating to year XXX, with a total of XXX  revolving tradelines and only XXX percent revolving credit utilization.; Verified credit history - XXX FICO w/a minimum requirement of XXX.
													XXX confirmation that the loan was underwritten to the XXX Guidelines.	XXX	D	A	D	A	D	A	D	A	D	A
2024AO10499	XXX	XXX	XXX	Credit	Insufficient Verified Funds to Close	XXX	1	Closed	Total funds required to close XXX Total funds verified XXX in XXX A/# ending in XXX Short XXX XXX (No evidence that the EMD of XXX cleared prior to verification of funds on XXX)	XXX
Conservative use of credit - Borrower's Credit Report showed tradelines dating to year XXX, with a total of XXX  revolving tradelines and only XXX percent revolving credit utilization.; Verified credit history - XXX FICO w/a minimum requirement of XXX.

XXX Duplicate copy of cancelled EM check provided. ** Finding remains, No evidence that the EMD of XXX cleared prior to verification of funds on XXX provided

XXX Recd from lender: Per XXX cash to close is XXX
**  Finding remains per XXX funds to close XXX + EMD XXX  Total funds required XXX Total funds verified XXX in XXX A/# ending in XXX Short XXX
50.  (***No evidence that the EMD of XXX cleared prior to verification of funds on XXX
													XXX Per lender g/l -XXX deposit requires verification by either: copy of cancelled check or bank statement showing the funds cleared. Cancelled check is sufficient.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10499	XXX	XXX	XXX	Credit	Insufficient Verified Reserves (Number of Months)	XXX	2	Acknowledged	XXX_Guidelines v3.8 required XXX months reserves of XXX Total reserves verified XXX
Conservative use of credit - Borrower's Credit Report showed tradelines dating to year XXX, with a total of XXX  revolving tradelines and only XXX percent revolving credit utilization.; Verified credit history - XXX FICO w/a minimum requirement of XXX.

XXX EMD Added -XXX Per lender g/l -XXX requires verification by either: copy of cancelled check or bank statement showing the funds cleared.  Cancelled check is sufficient.  With XXX Added verified reserves XXX

XXX Duplicate copy of cancelled XXX check provided. ** Finding remains, No evidence that the EMD of XXX cleared prior to verification of funds on XXX provided

XXX Recd from lender: XXX - XXX = XXX in reserves.;

**  Finding remains per HUD funds to close XXX + EMD XXX  Total funds required XXX Total funds verified XXX in XXX A/# ending in XXX Short XXX (Borrower is short verified funds to close ofXXX + Required reserves of XXX
50.  (***No evidence that the EMD of XXX cleared prior to verification of funds on XXX
													Client: Investor acknowledged exception.	XXX	C	B	C	B	C	B	C	B	C	B
2024AO10490	XXX	XXX	XXX	Credit	Credit Documentation is Insufficient	XXX	2	Acknowledged	Missing sellers closing disclosure and/or combined XXX
Verified credit history - Borrower's credit report supports four revolving tradelines, all paid with XXX late payments.; Verified reserves - XXX mths verified reserves w/a minimum requirement of XXX, Verified credit history - XXX  FICO w/a minimum requirement of XXX.
													Client: XXX Non-Material.	XXX	C	B	C	B	C	B	C	B	C	B
2024AO10493	XXX	XXX	XXX	Property	Missing Required Property Inspection	XXX	1	Closed	Missing post-disaster inspection report for property located in XXX (XXX Disaster XXX)	XXX
Verified credit history - Borrower's credit report supports four revolving tradelines, all paid with XXX late payments.; Verified reserves - XXX mths verified reserves w/a minimum requirement of XXX, Verified credit history - XXX  FICO w/a minimum requirement of XXX.
													XXX returned reflecting No Damage.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10496	XXX	XXX	XXX	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	XXX	1	Closed	Missing corrected final 1003. --The 1003 declarations section reflects borrower is a XXX (p. 304); borrower has been a XXX since XXX (p. 260).	XXX	Verified liquid assets and/or savings history - XXX months verified liquid reserves		XXX Corrected 1003 received.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10494	XXX	XXX	XXX	Compliance	Missing Mortgage/Deed of Trust	XXX	1	Closed	Missing mortgage/deed of trust.	XXX	Verified reserves - File contains proof of XXX months verified reserves.		XXX DOT received.	XXX	D	A	D	A	D	A	D	A	D	A
2024AO10494	XXX	XXX	XXX	Compliance	Missing Final XXX	XXX	1	Closed	Missing copy of the final executed XXX	XXX	Verified reserves - File contains proof of XXX months verified reserves.	XXX Buyer/Seller XXX and Seller CD received.	XXX Buyer/Seller XXX and Seller CD received.	XXX	D	A	D	A	D	A	D	A	D	A
2024AO10494	XXX	XXX	XXX	Credit	Asset Documentation is Insufficient	XXX	1	Closed	Assets provided are not seasoned XXX days. XXX states account opened XXX with VOD dated XXX Chase Statement summary states XXX opened XXX with statement summary dated XXX Assets were not sourced.	XXX	Verified reserves - File contains proof of XXX months verified reserves.		XXX verification loan was approved to the XXX_Guidelines XXX not the Investor Plus. No Seasoning required.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10494	XXX	XXX	XXX	Credit	Guideline Exception(s)	XXX	1	Closed	XXX time investors are not allowed per the XXX_Guidelines v1.4.	XXX	Verified reserves - File contains proof of XXX months verified reserves.		XXX verification loan was approved to the XXX_Guidelines v3.8 not the Investor Plus.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10494	XXX	XXX	XXX	Credit	Credit Documentation is Insufficient	XXX	1	Closed	Missing seller CD and/or combined XXX	XXX	Verified reserves - File contains proof of XXX months verified reserves.		XXX Buyer/Seller XXX and Seller CD received.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10492	XXX	XXX	XXX	Credit	Missing Initial 1003 Application	XXX	1	Closed	Missing initial loan application.	XXX	Verified reserves - Borrower has XXX months reserves, XXX months required.; Verified credit history - XXX midscore, XXX required.		Cleared Stips pg 433 XXX	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10492	XXX	XXX	XXX	Property	Missing Copy of Original Appraisal report	XXX	1	Closed	Missing appraisal report.	XXX	Verified reserves - Borrower has XXX months reserves, XXX months required.; Verified credit history - XXX midscore, XXX required.		Cleared Stips XXX	XXX	D	A	D	A	D	A	D	A	D	A
2024AO10492	XXX	XXX	XXX	Property	Missing XXX required secondary valuation.	XXX	1	Closed	Missing secondary valuation.	XXX	Verified reserves - Borrower has XXX months reserves, XXX months required.; Verified credit history - XXX midscore, XXX required.		Cleared Stips XXX	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10492	XXX	XXX	XXX	Credit	Missing Purchase Contract	XXX	1	Closed	Missing purchase contract.	XXX	Verified reserves - Borrower has XXX months reserves, XXX months required.; Verified credit history - XXX midscore, XXX required.		Cleared Stips XXX pg 156	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10492	XXX	XXX	XXX	Credit	Missing Flood Insurance Cert.	XXX	1	Closed	Missing flood insurance certificate.	XXX	Verified reserves - Borrower has XXX months reserves, XXX months required.; Verified credit history - XXX midscore, XXX required.		Cleared Stips pg 429 XXX	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10492	XXX	XXX	XXX	Credit	Missing evidence of Hazard Insurance	XXX	1	Closed	Missing hazard insurance.	XXX	Verified reserves - Borrower has XXX months reserves, XXX months required.; Verified credit history - XXX midscore, XXX required.		Cleared Stips pg 176/17 XXX	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10492	XXX	XXX	XXX	Credit	Missing Credit Report	XXX	1	Closed	Missing credit report.	XXX	Verified reserves - Borrower has XXX months reserves, XXX months required.; Verified credit history - XXX midscore, XXX required.		Cleared Stips XXX og 107/123.	XXX	D	A	D	A	D	A	D	A	D	A
2024AO10492	XXX	XXX	XXX	Credit	Insufficient Verified Funds to Close	XXX	1	Closed	Short CTC IAO XXX File contains XXX less CTC of EM XXX plus XXX less funds verified of XXX = XXX shortage.	XXX	Verified reserves - Borrower has XXX months reserves, XXX months required.; Verified credit history - XXX midscore, XXX required.		Cleared stips XXX pg 193-195; 174-175	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10492	XXX	XXX	XXX	Credit	Insufficient verified reserves	XXX	1	Closed	Short required reserves of XXX	XXX	Verified reserves - Borrower has XXX months reserves, XXX months required.; Verified credit history - XXX midscore, XXX required.		XXX Recd verification loan was approved to the XXX_Guidelines v3.8 not the Investor Plus. Total required reserves of XXX verified.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10492	XXX	XXX	XXX	Credit	Guideline Exception(s)	XXX	1	Closed	First Time investors are not allowed per the XXX Guidelines v1.4	XXX	Verified reserves - Borrower has XXX months reserves, XXX months required.; Verified credit history - XXX midscore, XXX required.		XXX XXX verification loan was approved to the XXX_Guidelines v3.8 not the Investor Plus.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10492	XXX	XXX	XXX	Credit	Credit Documentation is Insufficient	XXX	2	Acknowledged	Missing seller CD and/or XXX		Verified reserves - Borrower has XXX months reserves, XXX months required.; Verified credit history - XXX midscore, XXX required.		Client: EV2 Non-Material	XXX	C	B	C	B	C	B	C	B	C	B
2024AO10495	XXX	XXX	XXX	Compliance	Missing XXX Family Rider	XXX	1	Closed	Missing XXX Family Rider.	XXX	Established Landlord history - Borrower has owned subject property for over XXX years.		XXX Assignments of Leases and rents received.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10495	XXX	XXX	XXX	Credit	Missing Initial 1003 Application	XXX	1	Closed	Missing initial loan application.	XXX	Established Landlord history - Borrower has owned subject property for over XXX years.		Cleared Stips XXX	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10495	XXX	XXX	XXX	Credit	Final 1003 Application is Incomplete	XXX	2	Acknowledged	Final loan application missing years owned at present address.		Established Landlord history - Borrower has owned subject property for over XXX years.		Client: XXX Non-Material	XXX	C	B	C	B	C	B	C	B	C	B
2024AO10495	XXX	XXX	XXX	Property	Missing Copy of Original Appraisal report	XXX	1	Closed	Missing appraisal report.	XXX	Established Landlord history - Borrower has owned subject property for over XXX years.	Investor acknowledges as acceptable per Lender guidelines.	XXX Valuation received, XXX Unit property. Investor acknowledges as acceptable per Lender guidelines.	XXX	D	A	D	A	D	A	D	A	D	A
2024AO10495	XXX	XXX	XXX	Compliance	No evidence lender provided copies of written appraisals	XXX	1	Closed	Missing evidence lender provided copies of appraisal.	XXX	Established Landlord history - Borrower has owned subject property for over XXX years.		Cleared Stips XXX	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10495	XXX	XXX	XXX	Property	Missing PLS required secondary valuation.	XXX	1	Closed	Missing secondary valuation.	XXX	Established Landlord history - Borrower has owned subject property for over XXX years.		Cleared Stips XXX	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10495	XXX	XXX	XXX	Credit	Missing Flood Insurance Cert.	XXX	1	Closed	Missing flood insurance certificate.	XXX	Established Landlord history - Borrower has owned subject property for over XXX years.		Cleared Stips XXX	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10495	XXX	XXX	XXX	Credit	Missing evidence of Hazard Insurance	XXX	1	Closed	Missing hazard insurance.	XXX	Established Landlord history - Borrower has owned subject property for over XXX years.		Cleared Stips XXX	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10495	XXX	XXX	XXX	Credit	Missing Credit Report	XXX	1	Closed	Missing credit report.	XXX	Established Landlord history - Borrower has owned subject property for over XXX years.		Cleared Stips XXX	XXX	D	A	D	A	D	A	D	A	D	A
2024AO10495	XXX	XXX	XXX	Credit	Credit Documentation is Insufficient	XXX	1	Closed
Missing:  Business Purpose and Occupancy Affidavit; Certificate of Formation/Certificate of XXX Certificate of Status (Certificate of Good Standing; Articles of Organization and by-laws or Operating Agreement; Corporate Resolution; XXX Statement.
										XXX	Established Landlord history - Borrower has owned subject property for over XXX years.		Cleared Stips XXX	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10495	XXX	XXX	XXX	Credit	Loan has a reserve requirement and no assets entered	XXX	1	Closed	Missing asset statements. XXX months reserves are required equal to XXX	XXX	Established Landlord history - Borrower has owned subject property for over XXX years.		Cleared Stips XXX	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10495	XXX	XXX	XXX	Credit	Asset Documentation is Insufficient	XXX	1	Closed	Missing most recent month bank statement with sufficient funds to cover XXX requirement of XXX	XXX	Established Landlord history - Borrower has owned subject property for over XXX years.		Cleared Stips XXX	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10495	XXX	XXX	XXX	Property	Missing Required Property Inspection	XXX	1	Closed	Missing post-disaster inspection report for property located in XXX (XXX Disaster 4615 XXX	XXX	Established Landlord history - Borrower has owned subject property for over XXX years.		XXX returned No Damage.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10495	XXX	XXX	XXX	Credit	Insufficient verified reserves	XXX	1	Closed	Short reserves XXX XXX File contains proof of XXX less amount needed of XXX = XXX shortage.	XXX	Established Landlord history - Borrower has owned subject property for over XXX years.	XXX Duplicate copy of VOD verifying available assets of XXX received.	XXX Exception set in error. Per G/L cash proceeds can be used for reserves for LTV of XXX or less. Subject LTV XXX	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10497	XXX	XXX	XXX	Credit	Missing Underwriter Loan Approval	XXX	1	Closed	Missing lender loan approval including form 1008. Unable to verify if loan was reviewed to the XXX Guidelines or the XXX or the XXX Guidelines.	XXX	Verified credit history - Middle credit score XXX with no history of delinquency reported in the past XXX months.; Low LTV/CLTV/HCLTV - XXX CLTV		XXX 1008 received.	XXX	D	A	D	A	D	A	D	A	D	A
2024AO10497	XXX	XXX	XXX	Credit	Missing Initial 1003 Application	XXX	1	Closed	Missing initial loan application in the loan file.	XXX	Verified credit history - Middle credit score XXX with no history of delinquency reported in the past XXX months.; Low LTV/CLTV/HCLTV - XXX CLTV		XXX initial 1003 received.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10497	XXX	XXX	XXX	Property	Missing Copy of Original Appraisal report	XXX	1	Closed	Missing copy of the Original Appraisal report in the loan file, no evidence of the report.	XXX	Verified credit history - Middle credit score XXX with no history of delinquency reported in the past XXX months.; Low LTV/CLTV/HCLTV - XXX CLTV		XXX appraisal received.	XXX	D	A	D	A	D	A	D	A	D	A
2024AO10497	XXX	XXX	XXX	Compliance	Missing XXX disclosure right to receive a copy of all written appraisals	XXX	1	Closed	Missing copy of the Appraisal Report in the loan file, unable to locate copies of the XXX disclosure.	XXX	Verified credit history - Middle credit score XXX with no history of delinquency reported in the past XXX months.; Low LTV/CLTV/HCLTV - XXX CLTV		XXX Disclosure received.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10497	XXX	XXX	XXX	Credit	Missing Purchase Contract	XXX	1	Closed	Missing Purchase Contract/Agreement in loan file.	XXX	Verified credit history - Middle credit score XXX with no history of delinquency reported in the past XXX months.; Low LTV/CLTV/HCLTV - XXX CLTV		XXX Executed Purchase Agreement received.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10497	XXX	XXX	XXX	Credit	Missing Flood Insurance Cert.	XXX	1	Closed	Flood Certification not included in loan file. Missing Flood Cert.	XXX	Verified credit history - Middle credit score XXX with no history of delinquency reported in the past XXX months.; Low LTV/CLTV/HCLTV - XXX CLTV		XXX Flood cert received.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10497	XXX	XXX	XXX	Credit	Missing evidence of Hazard Insurance	XXX	1	Closed	Hazard insurance is not included in the loan file. XXX shows hazard insurance reserves and initial premium paid at closing.	XXX	Verified credit history - Middle credit score XXX with no history of delinquency reported in the past XXX months.; Low LTV/CLTV/HCLTV - XXX CLTV		XXX HOI policy received.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10497	XXX	XXX	XXX	Credit	Charge XXX have not been satisfied or paid off	XXX	1	Closed	XXX requires Judgements to be satisfied or brought current prior to or at closing. There is no evidence of satisfaction for Judgement on pg 30.	XXX	Verified credit history - Middle credit score XXX with no history of delinquency reported in the past XXX months.; Low LTV/CLTV/HCLTV - XXX CLTV		XXX Final title policy does not reflect judgement and credit report/fraud report reflects no public records or judgments.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10497	XXX	XXX	XXX	Credit	Missing Credit Report	XXX	1	Closed	Missing Credit Reports in the loan file.	XXX	Verified credit history - Middle credit score XXX with no history of delinquency reported in the past XXX months.; Low LTV/CLTV/HCLTV - XXX CLTV		XXX Credit report received.	XXX	D	A	D	A	D	A	D	A	D	A
2024AO10497	XXX	XXX	XXX	Credit	Insufficient Verified Funds to Close	XXX	1	Closed	Missing sufficient verified assets to close and reserves.	XXX	Verified credit history - Middle credit score XXX with no history of delinquency reported in the past XXX months.; Low LTV/CLTV/HCLTV - XXX CLTV		XXX Additional bank statements and cancelled XXX check received.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10497	XXX	XXX	XXX	Credit	Borrower has not proven the ability to repay the debt	XXX	1	Closed	Missing sufficient documents in the loan file to determine Borrower's ability to repay debt.	XXX	Verified credit history - Middle credit score XXX with no history of delinquency reported in the past XXX months.; Low LTV/CLTV/HCLTV - XXX CLTV		XXX Credit package received.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10497	XXX	XXX	XXX	Credit	Borrower has not exemplified the willingness to repay the debt	XXX	1	Closed	Missing sufficient documents in the loan file to determine Borrower's willingness to repay the debt.	XXX	Verified credit history - Middle credit score XXX with no history of delinquency reported in the past XXX months.; Low LTV/CLTV/HCLTV - XXX CLTV		XXX Credit package received.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10497	XXX	XXX	XXX	Property	Missing XXX required secondary valuation.	XXX	1	Closed	Missing PLS required secondary valuation.	XXX	Verified credit history - Middle credit score XXX with no history of delinquency reported in the past XXX months.; Low LTV/CLTV/HCLTV - XXX CLTV		XXX CDA received.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10497	XXX	XXX	XXX	Compliance	No evidence lender provided copies of written appraisals	XXX	1	Closed	No evidence borrower received copies of written appraisals in file.	XXX	Verified credit history - Middle credit score XXX with no history of delinquency reported in the past XXX months.; Low LTV/CLTV/HCLTV - XXX CLTV	XXX Duplicate copy of the loan file received. ** Finding remains no documentation to verify borrower waived rights to appraisal or that the borrower received a copy of the appraisal found in file.	XXX Appraisal acknowledgement received.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10498	XXX	XXX	XXX	Credit	Loan has a reserve requirement and no assets entered	XXX	1	Closed	Short required reserves IAO XXX asset documentation is insufficient to cover funds to close or reserves.	XXX	Low LTV/CLTV/HCLTV - Low LTV/CLTV of XXX
XXX Recd duplicate copies of XXX bank statements for XXX ending in XXX and XXX a copy of cancelled XXX check XXX in the amount of XXX from XXX A/# ending in XXX with a LOE that the borrower has XXX access to XXX A/# ending in XXX received.  **Finding remains missing copy of Statement for Chase A/# ending in XXX to verify source of the XXX Total funds verified in XXX Total funds required to close XXX  (EMD is needed to verify sufficient funds to close and XXX mths reserves requirement).

XXX XXX duplicate copies of XXX bank statements for XXX ending in XXX and XXX a copy of cancelled XXX check XXX in the amount of XXX from XXX A/# ending in XXX with a LOE that the borrower has XXX access to XXX A/# ending in XXX received.  **Finding remains missing copy of Statement for XXX A/# ending in XXX to verify source of the XXX Total funds verified in XXX Total funds required to close XXX  (EMD is needed to verify sufficient funds to close and XXX mths reserves requirement).

XXX Recd copy of XXX bank statements for XXX ending in XXX and XXX a copy of cancelled XXX check XXX in the amount of XXX from XXX A/# ending in XXX with a LOE that the borrower has XXX access to XXX A/# ending in XXX received.  **Finding remains missing copy of Statement for XXX A/# ending in XXX to verify source of the XXX Total funds verified in XXX XXX Total funds required to close XXX  (EMD is needed to verify sufficient funds to close and XXX mths reserves requirement).
													XXX Per lender g/l -XXX requires verification by either: copy of cancelled check or bank statement showing the funds cleared. Cancelled check is sufficient to include.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10498	XXX	XXX	XXX	Credit	Insufficient Verified Funds to Close	XXX	1	Closed	Obtain latest bank statements covering XXX days with sufficient funds to cover cash to close in the amount of XXX	XXX	Low LTV/CLTV/HCLTV - Low LTV/CLTV of XXX
XXX Recd duplicate copies of Chase bank statements for accounts ending in XXX and XXX a copy of cancelled XXX check XXX in the amount of XXX from XXX A/# ending in XXX with a LOE that the borrower has XXX access to XXX A/# ending in XXX received.  **Finding remains missing copy of Statement for XXX A/# ending in XXX to verify source of the XXX Total funds verified in chase accounts XXX Total funds required to close XXX  XXX is needed to verify sufficient funds to close and XXX mths reserves requirement).

XXX Recd duplicate copies of XXX bank statements for accounts ending in XXX and XXX a copy of cancelled XXX check XXX in the amount of XXX from XXX A/# ending in XXX with a XXX that the borrower has XXX access to XXX A/# ending in XXX received.  **Finding remains missing copy of Statement for XXX A/# ending in XXX to verify source of the XXX Total funds verified in XXX. Total funds required to close XXX  XXX is needed to verify sufficient funds to close and XXX mths reserves requirement).

XXX Recd copy of XXX bank statements for accounts ending in XXX and XXX a copy of cancelled XXX check XXX in the amount of XXX from XXX A/# ending in XXX with a XXX that the borrower has XXX access to XXX A/# ending in XXX received.  **Finding remains missing copy of Statement for XXX A/# ending in XXX to verify source of the XXX Total funds verified in chase accounts XXX Total funds required to close XXX  (EMD is needed to verify sufficient funds to close and XXX mths reserves requirement).
													XXX Per lender g/l -XXX deposit requires verification by either: copy of cancelled check or bank statement showing the funds cleared. Cancelled check is sufficient.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10448	XXX	XXX	XXX	Compliance	Missing Affiliated Business Disclosure	XXX	2	Acknowledged	Not provided.		Low LTV/CLTV/HCLTV - LTV/CLTV XXX Verified reserves - XXX months reserves verified.		Client: XXX ABD not in file. FACTS disclosure, p.644 does indicate affiliates. CD p570 does not reflect fees paid to affiliates.	XXX	C	B	C	B	C	B	C	B	C	B
2024AO10448	XXX	XXX	XXX	Compliance	Missing valid Change of Circumstance(s)	XXX	1	Closed	Missing initial COC for LE XXX for increase to appraisal	XXX	Low LTV/CLTV/HCLTV - LTV/CLTV XXX Verified reserves - XXX months reserves verified.		XXX COC in file p580.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10404	XXX	XXX	XXX	Compliance	Missing Legal Description on Mortgage/DOT	XXX	1	Closed	Missing the Legal Description "Exhibit A"	XXX	Verified housing payment history - MR XXX months; Established Landlord history - XXX years per REO property XXX XXX Information p.447	XXX Finding remains - Lender to provide legal description Exhibit A that is attached to the DOT/Mortgage. Lender provided legal that is from title Co schedule C.	Per client ok to clear with the legal description provided.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10404	XXX	XXX	XXX	Compliance	Missing evidence of the Seller XXX	XXX	1	Closed	Missing evidence of the Seller XXX	XXX	Verified housing payment history - MR XXX months; Established Landlord history - XXX years per REO property XXX XXX Information p.448		XXX XXX Lender provided seller's CD - XXX XXX Lender provided seller's CD	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10404	XXX	XXX	XXX	Credit	Underwriting Loan Approval is Deficient	XXX	1	Closed	Missing final 1008. 1008 in file does not match final 1003. Missing Loan Approval.	XXX	Verified housing payment history - MR XXX months; Established Landlord history - XXX years per REO property XXX XXX Information p.449	XXX Lender provided the original 1008. **Finding remains. Lender to provide corrected 1008.	XXX Lender provided a copy of the Loan Approval and corrected 1008.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10415	XXX	XXX	XXX	Compliance	Missing evidence of the Seller XXX	XXX	1	Closed	Missing evidence of the Seller XXX	XXX	Verified employment history - XXX years in the same line of work; Verified reserves - XXX months		XXX Lender provided combined settlement statement.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10415	XXX	XXX	XXX	Credit	Guideline Exception(s)	XXX	2	Acknowledged	Per XXX guidelines, max XXX recent XXX months. Missing Exception Granted for XXX mortgage payment per 1008 p.237 and mortgage statement pg 317.Did not locate approved exception in file.		Verified employment history - XXX years in the same line of work; Verified reserves - XXX months
EV2 XXX Lender provided exception for XXX housing history.  No compensating factors noted in exception.  Statement indicating LOE and supporting documentation.  Neither the LOE or Documentation provided.

**Finding Remains.  Lender to provide supporting documentation and LOE that was used to approve exception.
													Client: XXX EV2 Per client exception. Lender requested exception for XXX mortgage history citing the following compensating factors: XXX additional mortgages with XXX history, Reserves, Fico.	XXX	C	B	C	B	C	B	C	B	C	B
2024AO10500	XXX	XXX	XXX	Compliance	Missing Legal Description on Mortgage/DOT	XXX	1	Closed	Missing legal description.,	XXX	Verified housing payment history - XXX; Minimal outstanding debt - Borrower demonstrates minimal use of consumer debt	XXX Lender provided a copy of Schedule C Legal Description from the title policy. No verification that this was the document attached to the DOT.	Lender provided DOT with legal description.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10517	XXX	XXX	XXX	Credit	LTV Exceeds Max Allowed	XXX	2	Acknowledged
Transaction closed as cash out LTV XXX Per matrix, with loan amount XXX max LTV is XXX XXX LTV reduction if appraisal reflects any unit as vacant. Per appraisal pg 228, property is XXX Therefore, max LTV is XXX
											Verified reserves - Verified XXX months reserves post-closing, minimum XXX mos required.
XXX Lender Exception provided.  Lender requesting exception for a XXX year term and XXX LTV. Compensating factors: FICO, XXX years on job, XXX DSCR XXX Low credit utilization and investor experience.

***Finding Remains.  SUBJECT TO INVESTOR APPROVAL.

XXX Lender provided exception form for XXX LTV exception to XXX Exception pending review and approval by client.
													Client: Investor Acknowledged Exception based on the following: XXX FICO, XXX years on job, XXX DSCR XXX Low credit utilization and investor experience.	XXX	C	B	C	B	C	B	C	B	C	B
2024AO10517	XXX	XXX	XXX	Credit	Credit Documentation is Insufficient	XXX	1	Closed	Per XXX guidelines and matrix age of documents is XXX days. Note date was XXX credit report pg 338 was dated XXX which is greater than XXX days.	XXX	Verified reserves - Verified XXX months reserves post-closing, minimum XXX mos required.		XXX Lender provided updated credit report.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10517	XXX	XXX	XXX	Credit	Guideline Exception(s)	XXX	2	Acknowledged	Per Redstone guidelines XXX max loan term is XXX years for program XXX Per loan approval, loan approved as XXX DSCR and Note pg 1 reflects a XXX year term note with XXX month IO.		Verified reserves - Verified XXX months reserves post-closing, minimum XXX mos required.
XXX Lender Exception provided.  Lender requesting exception for a XXX year term and XXX LTV. Compensating factors: FIO XXX3  years on job, XXX DSCR XXX Low credit utilization and investor experience.

***Finding Remains.  SUBJECT TO INVESTOR APPROVAL.

XXX Finding remains. Lender provided exception form for I/O exception on XXX term. Please note, I/O is permitted under guidelines; however, XXX term is not. Lender Exception approval needed for loan term.
													Client: Investor Acknowledged Exception based on the following: XXX FICO, XXX years on job, XXX DSCR XXX Low credit utilization and investor experience.	XXX	C	B	C	B	C	B	C	B	C	B
2024AO10509	XXX	XXX	XXX	Property	Missing XXX required secondary valuation.	XXX	1	Closed	No secondary valuation provided to support appraised value of XXX SSR not available for property type, CDA required.	XXX	Low LTV/CLTV/HCLTV - Loan is XXX LTV on cash-out refinance. ; Verified reserves - Borrower has XXX reserves post-closing.		XXX Lender provided a copy of the CDA. XXX value, Reasonable risk rating, XXX Variance.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10509	XXX	XXX	XXX	Compliance	XXX is not executed by one or all parties to the transaction	XXX	1	Closed
XXX is jointly owned by borrower guarantor and additional party per Articles of Incorporation. Additional owner did not execute Security Instrument or Settlement Statement with no consent indicated for transaction.
										XXX	Low LTV/CLTV/HCLTV - Loan is XXX LTV on cash-out refinance. ; Verified reserves - Borrower has XXX reserves post-closing.		XXX Lender provided a copy of the Resolution to Borrower signed by both owners of the company.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10509	XXX	XXX	XXX	Credit	Credit Documentation is Insufficient	XXX	1	Closed
VOM for primary residence, as applicable, not provided to verify mortgage payment history XXX for XXX eligibility. The file did not contain a property profile to evidnce free and clear. Per Guidelines DSCR, borrower's primary and subject property if refinance transaction.
										XXX	Low LTV/CLTV/HCLTV - Loan is XXX LTV on cash-out refinance. ; Verified reserves - Borrower has XXX reserves post-closing.		XXX Lender provided a property profile which indicated the property is free and clear.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10511	XXX	XXX	XXX	Compliance	Missing Homeownership Counseling Disclosure	XXX	1	Closed	Homeownership Counseling Disclosure is not in loan file.	XXX	Verified reserves - XXX months reserve requirement XXX months verified per cash out ; Verified credit history - Good FICO XXX		XXX - Lender provided a copy of Homeownership Counseling Disclosure.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10511	XXX	XXX	XXX	Compliance	Missing Intent to Proceed	XXX	1	Closed	Intent to Proceed is not in loan file.	XXX	Verified reserves - XXX months reserve requirement XXX months verified per cash out ; Verified credit history - Good FICO XXX		XXX - Lender provided copy of Intent to Proceed. - Client: No fee tolerance violation, level XXX exception.	XXX	C	A	C	A	B	A	C	A	C	A
2024AO10511	XXX	XXX	XXX	Compliance	Missing valid Change of Circumstance(s)	XXX	1	Closed	Missing COC for addition of Loan Discount fee on LE issued XXX	XXX	Verified reserves - XXX months reserve requirement XXX months verified per cash out ; Verified credit history - Good FICO XXX		XXX Received COC dated XXX	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10512	XXX	XXX	XXX	Compliance	XXX Loan Originator (Individual) ID is missing from Note (12 CFR 1026.36(g)(1-2))	XXX	2	Acknowledged	ID is missing from non-standard Note.		Verified reserves - XXX months verified reserves; Low DTI - XXX DTI, guideline max DTI XXX pg. 59
XXX Note correction made with email receipt to borrower.

XXX - Received same documentation as on XXX
**Exception Remains**This copy is not executed by the borrower. Either, correct the original Note and have the borrower initial the changes OR use the Limited XXX and make the changes and provide a corrected copy of the document to the borrower with a letter of explanation and confirmation of receipt.

**Exception Remains**

XXX - Received same documentation as on XXX
**Exception Remains**This copy is not executed by the borrower. Either, correct the original Note and have the borrower initial the changes OR use the Limited XXX and make the changes and provide a corrected copy of the document to the borrower with a letter of explanation and confirmation of receipt.

XXX - Received unexecuted copy of page four of Note reflecting the XXX numbers at bottom.

**Exception Remains** This copy is not executed by the borrower. Either, correct the original Note and have the borrower initial the changes OR use the Limited XXX and make the changes and provide a corrected copy of the document to the borrower with a letter of explanation and confirmation of receipt.
													Duplicate of NMLS XXX - Client: Client acknowledged exception. Recommendation is to correct the original Note and send a complete copy of the corrected Note to the borrower.	XXX	C	B	C	B	C	B	C	B	C	B
2024AO10512	XXX	XXX	XXX	Compliance	NMLS Loan Originator Company ID is missing from Note (12 CFR 1026.36(g)(1-2))	XXX	2	Acknowledged	ID is missing from non-standard Note.		Verified reserves - XXX months verified reserves; Low DTI - XXX DTI, guideline max DTI XXX pg. 59
XXX Note correction made with email receipt to borrower.

XXX - Received same documentation as on XXX
**Exception Remains**This copy is not executed by the borrower. Either, correct the original Note and have the borrower initial the changes OR use the Limited XXX and make the changes and provide a corrected copy of the document to the borrower with a letter of explanation and confirmation of receipt.

**Exception Remains**

XXX - Received same documentation as on XXX
**Exception Remains**This copy is not executed by the borrower. Either, correct the original Note and have the borrower initial the changes XXX use the Limited XXX and make the changes and provide a corrected copy of the document to the borrower with a letter of explanation and confirmation of receipt.

XXX - Received unexecuted copy of page XXX of Note reflecting the XXX numbers at bottom.

**Exception Remains** This copy is not executed by the borrower. Either, correct the original Note and have the borrower initial the changes OR use the Limited XXX and make the changes and provide a corrected copy of the document to the borrower with a letter of explanation and confirmation of receipt.
													Duplicate of NMLS XXX - Client: Client acknowledged exception. Recommendation is to correct the original Note and send a complete copy of the corrected Note to the borrower.	XXX	C	B	C	B	C	B	C	B	C	B
2024AO10512	XXX	XXX	XXX	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	XXX	1	Closed	Initial 1003 missing signatures for the borrower and the originator. Final 1003 missing signature for the borrower.	XXX	Verified reserves - XXX months verified reserves; Low DTI - XXX DTI, guideline max DTI XXX pg. 59		XXX Lender provided a copy of the initial 1003 signed by LO and borrower. Final 1003 provided with lender and borrower signatures.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10512	XXX	XXX	XXX	Compliance	Missing Affiliated Business Disclosure	XXX	1	Closed	Affiliated Business Disclosure is not in loan file. No FACTS disclosure provided to determine affiliates present.	XXX	Verified reserves - XXX months verified reserves; Low DTI - XXX DTI, guideline max DTI XXX pg. 60		XXX Lender has no affiliates. Received in Stips.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10512	XXX	XXX	XXX	Compliance	Missing Homeownership Counseling Disclosure	XXX	1	Closed	Homeownership Counseling Disclosure not in file.	XXX	Verified reserves - XXX months verified reserves; Low DTI - XXX DTI, guideline max DTI XXX pg. 61		XXX Received Homeownership Counseling Disclosure in Stips.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10512	XXX	XXX	XXX	Compliance	Missing Home Loan Toolkit	XXX	1	Closed	Home Loan toolkit not in file.	XXX	Verified reserves - XXX months verified reserves; Low DTI - XXX DTI, guideline max DTI XXX pg. 62		XXX Received the Home Loan Toolkit	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10512	XXX	XXX	XXX	Compliance	Missing valid Change of Circumstance(s)	XXX	2	Acknowledged	Missing COC for LE issued on XXX Credit Report fee increased. No fee violation with this LE.		Verified reserves - XXX months verified reserves; Low DTI - XXX DTI, guideline max DTI XXX pg. 63		UW reviewed. - Client: XXX No fee violation, level XXX exception.	XXX	C	B	C	B	B	B	C	B	C	B
2024AO10512	XXX	XXX	XXX	Compliance	Document Intent to Proceed with the Transaction	XXX	1	Closed
Intent to proceed not in file. -- You did not submit an Intent to Proceed Date, which represents the date the consumer acknowledged their intent to proceed with the transaction described by the Loan Estimate. The creditor must document this communication to satisfy the requirements of 1026.25. Neither a creditor nor any other person may impose a fee, other than a credit report fee, before the consumer has received the Loan Estimate and indicated to the creditor an intent to proceed with the transaction described by the Loan Estimate. (12 CFR 1026.19(e)(2)(i)(A))
										XXX	Verified reserves - XXX months verified reserves; Low DTI - XXX DTI, guideline max DTI XXX pg. 64		XXX Received Intent to Proceed	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10512	XXX	XXX	XXX	Compliance	Missing Evidence of Service Provider List	XXX	1	Closed	Service provider list not in file.	XXX	Verified reserves - XXX months verified reserves; Low DTI - XXX DTI, guideline max DTI XXX pg. 65		XXX Received the Service Provider List	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10507	XXX	XXX	XXX	Compliance	Missing Note	XXX	1	Closed	Note and any applicable Riders and or Addendums not located in file.	XXX	Verified reserves - XXX months verified reserves exceed required XXX months.; Low LTV/CLTV/HCLTV - Loan is at XXX LTV.		XXX Lender provided a copy of the note.	XXX	D	A	D	A	D	A	D	A	D	A
2024AO10507	XXX	XXX	XXX	Credit	Missing Schedule of Real Estate Owned	XXX	2	Acknowledged	Schedule of Real Estate Owned not completed with PITIA obligations and Creditor Information if applicable, for all non-subject properties on final and initial 1003's.		Verified reserves - XXX months verified reserves exceed required XXX months.; Low LTV/CLTV/HCLTV - Loan is at XXX LTV.	XXX Lender provided a copy of the final 1003. ***Finding Remains. Lender to complete the REO Section. XXX property does not reflect Lender, balance and PITI information.	Client: Investor acknowledged - DSCR doc type not a material finding.	XXX	C	B	C	B	C	B	C	B	C	B
2024AO10507	XXX	XXX	XXX	Credit	Credit Documentation is Insufficient	XXX	2	Acknowledged	Incorrect date on Business-Purpose Loan XXX to Security Instrument on page 17. Date disclosed as XXX day of XXX.		Verified reserves - XXX months verified reserves exceed required XXX months.; Low LTV/CLTV/HCLTV - Loan is at XXX LTV.		Client: Investor acknowledged - Not considered a material finding. Loan signed and dated same date as all of security documents.	XXX	C	B	C	B	C	B	C	B	C	B
2024AO10508	XXX	XXX	XXX	Property	Missing XXX Party Appraisal Review	XXX	1	Closed	XXX or Desk Review CDA not provided in file.	XXX	Verified reserves - Borrower has XXX months reserves documented with XXX months required per guides.		XXX Lender provided a copy of the XXX	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10508	XXX	XXX	XXX	Compliance	Missing Note	XXX	1	Closed	Note not provided in file.	XXX	Verified reserves - Borrower has XXX months reserves documented with XXX months required per guides.		XXX Lender provided a copy of the Note.	XXX	D	A	D	A	D	A	D	A	D	A
2024AO10513	XXX	XXX	XXX	Compliance	Missing Affiliated Business Disclosure	XXX	1	Closed	Affiliated Business Disclosure not provided in loan file. NO FACTS disclosure provided to verify affiliates present.	XXX	Verified credit history - High FICO XXX with XXX min required for loan amount.; Low LTV/CLTV/HCLTV - LTV is XXX with a max allowed of XXX.		XXX Lender has no affiliates. Received proof in stips received.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10513	XXX	XXX	XXX	Compliance	Missing Homeownership Counseling Disclosure	XXX	1	Closed	Housing Counseling Disclosure is not provided in loan file.	XXX	Verified credit history - High FICO XXX with XXX min required for loan amount.; Low LTV/CLTV/HCLTV - LTV is XXX with a max allowed of XXX.	XXX Lender provided a copy of the Ack. of Receipt of XXX list, but not the actual disclosure. ***Finding remains, lender to provide XXX List.	XXX Received Homeownership Counseling Disclosure.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10513	XXX	XXX	XXX	Compliance	Missing valid Change of Circumstance(s)	XXX	1	Closed	Missing COC for LE issued XXX for Rate Lock and addition of Loan Discount fee which remains out of tolerance.	XXX	Verified credit history - High FICO XXX with XXX min required for loan amount.; Low LTV/CLTV/HCLTV - LTV is XXX with a max allowed of XXX.
XXX - Lender provided a same Disclosure Tracking for (CD) dated XXX with information for a Changed Circumstance description.

**Exception Remains** Still missing a COC for LE issued XXX Not provided.

XXX - Lender provided a Disclosure Tracking for (CD) dated XXX with information for a Changed Circumstance description.

**Exception Remains** Still missing a COC for LE issued XXX Not provided.

XXX - Lender provided Closing Package, however, still missing COC for LE XXX
													XXX COC dated XXX received.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10513	XXX	XXX	XXX	Compliance	Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure	XXX	1	Closed
Missing for increase in Loan Discount.  -- The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on XXX: Loan Discount. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)).
										XXX	Verified credit history - High FICO XXX with XXX min required for loan amount.; Low LTV/CLTV/HCLTV - LTV is XXX with a max allowed of XXX.	XXX - Lender provided Closing Package, however, still missing COC for CD issued XXX	XXX COC for CD issued XXX received. Finding cleared upon resubmission with COC.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10513	XXX	XXX	XXX	Compliance	Missing Evidence of Re-disclosure and a valid COC for the total amount of the Closing Disclosure XXX Category fees XXX that increased by more than XXX from the amount disclosed on the prior Loan Estimate or Closing Disclosure.	XXX	1	Closed
Missing COC for increase in Recording Fee on CD issued XXX -- The total amount of Closing Disclosure XXX Category fees XXX increased by more than XXX from the total amount disclosed on the Loan Estimate sent on XXX, XXX The total amount of fees in this category cannot exceed XXX unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv); 12 CFR 1026.19(f)(2)(v)).

The total amount of Closing Disclosure XXX Category fees XXX increased by more than XXX from the total amount disclosed on the Loan Estimate sent on XXX, XXX The total amount of fees in this category cannot exceed XXX unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv); 12 CFR 1026.19(f)(2)(v)).
										XXX	Verified credit history - High FICO XXX with XXX min required for loan amount.; Low LTV/CLTV/HCLTV - LTV is XXX with a max allowed of XXX.	XXX - Lender provided Closing Package, however, still missing COC for CD issued XXX	XXX COC for CD issued XXX received. Finding cleared upon resubmission with COC.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10513	XXX	XXX	XXX	Credit	Guideline Exception(s)	XXX	2	Acknowledged
Loan does not meet seasoning requirements. Per guidelines p63 section 4.5.1.3, Cash-out seasoning of less than XXX is not permitted when prior transaction was also a cash-out. Subject loan pays off new loan XXX Closing Disclosure for this transaction not provided. If previous loan was a cash-out refinance, loan does not meet guideline. Date of land purchase XXX
											Verified credit history - High FICO XXX with XXX min required for loan amount.; Low LTV/CLTV/HCLTV - LTV is XXX with a max allowed of XXX.
XXX Loan not included in list of investor approved exceptions received XXX

XXX Exception sent to eResi for approval.

XXX Lender provided exception request for loan not meeting XXX seasoning requirement from previous cash-out refinance. **FINDING REMAINS - SUBJECT TO INVESTOR REVIEW AND APPROVAL**

XXX  Lender provided same property profile that was provided on XXX  The profile indicates the borrower has owned the property since XXX  The last financed transaction occurred on XXX and the subject loan was originated on XXX

***Finding Remains. Loan does not meet seasoning requirements. Per guidelines p63 section 4.5.1.3, Cash-out seasoning of less than XXX is not permitted when prior transaction was also a cash-out. Subject loan pays off new loan XXX Closing Disclosure for this transaction not provided. If previous loan was a cash-out refinance, loan does not meet guideline. Date of land purchase XXX

SUBJECT TO INVESTOR REVIEW.

XXX Lender provided a copy of the property profile, but it reflects prior loan XXX

***Finding Remains. Loan does not meet seasoning requirements. Per guidelines p63 section 4.5.1.3, Cash-out seasoning of less than XXX is not permitted when prior transaction was also a cash-out. Subject loan pays off new loan XXX Closing Disclosure for this transaction not provided. If previous loan was a cash-out refinance, loan does not meet guideline. Date of land purchase XXX

Client: Investor acknowledged exception based on the following comp factors: Verified credit history - High FICO XXX with XXX min required for loan amount.; Low LTV/CLTV/HCLTV - LTV is XXX with a max allowed of XXX
														XXX	C	B	C	B	C	B	C	B	C	B
2024AO10513	XXX	XXX	XXX	Credit	Income Documentation is Insufficient	XXX	1	Closed	Per product matrix, CPA/EA Prepared XXX statements must be accompanied with minimum XXX business bank statements which are not provided in file.	XXX	Verified credit history - High FICO XXX with XXX min required for loan amount.; Low LTV/CLTV/HCLTV - LTV is XXX with a max allowed of XXX
XXX - Received XXX months business bank statements. One statement is dated XXX (one year prior to transaction date) and the second statement is XXX (current to transaction date). This results in a XXX year gap between the XXX statements provided.  The balance onXXX statement is XXX and on the XXX  statement is XXX

**INVESTOR TO REVIEW** one year gap between two business bank statements.

XXX Per email recd from XXX all XXX loans must be accompanied with minimum XXX business bank statements to support XXX  No exceptions.

**Finding remains pending receipt of XXX mths business bank statements to support XXX

XXX - Lender provided product matrix which does not match the one provided to reviewer and is not dated.

**INVESTOR TO REVIEW.  Exception remains as the product matrix discrepancy needs additional information. Redstone XXX Guidelines dated XXX state in section XXX A minimum XXX of business bank statements covering the most recent XXX-month period are required for this documentation type.  The product matrix provided directly to the reviewer from the lender states CPA/EA Prepared P&L Statements: XXX or XXX-mo P&L, prepared by CPA or EA, with min of XXX-mo of business bank statements.

XXX Lender provided duplicate CPA letter from original file. Lender also provided product Matrix from XXX however, loan reviewed to Redstone theVice program guides.

***Finding remains. Lender to provide XXX months business bank statements per XXX guides.

XXX Lender provided a copy of the CPA prepared P&L, but did not provide the XXX months business bank statements.

***Finding remains.  Lender to provide XXX months business bank statements.

XXX - Received an additional business bank statement dated XXX with ending balance of XXX Two months consecutive bank statements confirmed for business with one presented on XXX that is dated XXX and subject statement dated XXX Note date is XXX

*Exception Cleared. Received two months business bank statements for XXX. Ending balance on XXX statement is XXX and supports borrower monthly income used in qualifying.
														XXX	C	A	C	A	C	A	C	A	C	A
2024AO10513	XXX	XXX	XXX	Compliance	Missing Evidence of Service Provider List	XXX	1	Closed	XXX is not provided in loan file.	XXX	Verified credit history - High FICO XXX with XXX min required for loan amount.; Low LTV/CLTV/HCLTV - LTV is XXX with a max allowed of XXX.		XXX Lender provided a copy of the Service provider list.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10513	XXX	XXX	XXX	Compliance	Homeownership Counseling Disclosure was not provided within XXX business days of application	XXX	1	Closed	Homeownership Counseling Disclosure not in loan file.	XXX	Verified credit history - High FICO XXX with XXX min required for loan amount.; Low LTV/CLTV/HCLTV - LTV is XXX with a max allowed of XXX.	XXX Received Homeownership Counseling Disclosure.	XXX Received Homeownership Counseling Disclosure.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10514	XXX	XXX	XXX	Credit	Missing Credit Report	XXX	1	Closed	Missing Credit Report in file.	XXX	Verified reserves - XXX months reserves, minimum XXX months required.		XXX Lender provided copy of credit report.	XXX	D	A	D	A	D	A	D	A	D	A
2024AO10515	XXX	XXX	XXX	Compliance	Missing Homeownership Counseling Disclosure	XXX	1	Closed	Housing Counseling Disclosure is not in loan file.	XXX	Verified reserves - XXX months reserve requirement XXX XXX months reserves verified; Verified credit history - High FICO XXX; Low LTV/CLTV/HCLTV - Loan is at XXX LTV.		XXX Received Homeownership Counseling Disclosure	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10515	XXX	XXX	XXX	Compliance	Missing Intent to Proceed	XXX	1	Closed	Intent to Proceed is not in loan file.	XXX	Verified reserves - XXX months reserve requirement XXX XXX months reserves verified; Verified credit history - High FICO XXX; Low LTV/CLTV/HCLTV - Loan is at XXX LTV.		XXX Received Intent to Proceed	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10515	XXX	XXX	XXX	Compliance	Missing valid Change of Circumstance(s)	XXX	1	Closed	Missing COCs, no COC s provided in file for review.	XXX	Verified reserves - XXX months reserve requirement XXX XXX months reserves verified; Verified credit history - High FICO XXX; Low LTV/CLTV/HCLTV - Loan is at XXX LTV.		XXX Received COC issued XXX	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10515	XXX	XXX	XXX	Compliance	Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure	XXX	1	Closed
Missing COCs, no COC s provided in file for review. -- The following fee(s) increased from the amount(s) disclosed on the Loan Estimate sent on XXX: Loan Discount. The fees in the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)).
										XXX	Verified reserves - XXX months reserve requirement XXX XXX months reserves verified; Verified credit history - High FICO XXX; Low LTV/CLTV/HCLTV - Loan is at XXX LTV.		XXX Received COC and Initial CD	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10515	XXX	XXX	XXX	Compliance	Initial CD Received Date is < XXX business days prior to Consummation Date	XXX	1	Closed
Missing Initial CD and any interim CDs if applicable. Only CD dated XXX provided for review -- The Initial Closing Disclosure Received Date of (XXX) is not three business days before the consummation date of (XXX). Three business days before the consummation date is XXX Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction no later than XXX business days before consummation. (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii))
										XXX	Verified reserves - XXX months reserve requirement XXX XXX months reserves verified; Verified credit history - High FICO XXX; Low LTV/CLTV/HCLTV - Loan is at XXX LTV.		XXX Received Initial CD	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10515	XXX	XXX	XXX	Compliance	Missing Evidence of Service Provider List	XXX	1	Closed	XXX is not in loan file.	XXX	Verified reserves - XXX months reserve requirement XXX XXX months reserves verified; Verified credit history - High FICO XXX; Low LTV/CLTV/HCLTV - Loan is at XXX LTV.		XXX Received Service Provider List	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10515	XXX	XXX	XXX	Compliance	Initial Closing Disclosure Sent Method Not In Person and No Received Date	XXX	1	Closed
NEW XXX Missing evidence that the Initial CD was received either electronically or in person. -- The Initial Closing Disclosure was provided on (XXX) via (XXX). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction not later than XXX business days prior to the consummation date of (XXX). Since the Initial Closing Disclosure was not provided in person, a consumer is considered to have received it on (XXX), which is XXX business days after it was delivered or placed in the mail. Since the Initial Closing Disclosure was not provided to the consumer in person, it should have been provided to the consumer no later than XXX for consummation to occur on (XXX). (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii))
										XXX	Verified reserves - XXX months reserve requirement XXX XXX months reserves verified; Verified credit history - High FICO XXX; Low LTV/CLTV/HCLTV - Loan is at XXX LTV.		XXX - Received CD date issued on XXX and Disclosure tracking for initial CD reflecting sent electronically and received electronically and viewed on XXX * Exception cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10516	XXX	XXX	XXX	Compliance	Missing Homeownership Counseling Disclosure	XXX	1	Closed	Housing Counseling Disclosure is not provided in loan file.	XXX	Low LTV/CLTV/HCLTV - LTV/CLTV XXX ; Verified reserves - XXX Months of liquid reserves.		XXX Received Homeownership Counseling Disclosure	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10516	XXX	XXX	XXX	Compliance	Missing Intent to Proceed	XXX	1	Closed	Intent to Proceed is not in loan file.	XXX	Low LTV/CLTV/HCLTV - LTV/CLTV XXX ; Verified reserves - XXX Months of liquid reserves.		XXX Received Intent to Proceed.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10516	XXX	XXX	XXX	Compliance	Initial CD Received Date is < XXX business days prior to Consummation Date	XXX	1	Closed
Missing Initial and any interim CDs, only CD dated XXX provided for review. -- The Initial Closing Disclosure Received Date of (XXX) is not three business days before the consummation date of (XXX). Three business days before the consummation date is XXX Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction no later than XXX business days before consummation. (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii))
										XXX	Low LTV/CLTV/HCLTV - LTV/CLTV XXX ; Verified reserves - XXX Months of liquid reserves.		XXX Received Initial CD issued XXX	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10516	XXX	XXX	XXX	Credit	Guideline Exception(s)	XXX	2	Acknowledged	Lender used higher appraised value of XXX for LTV calculation. Guidelines require the lessor value of the XXX appraisal to be used. Lessor value was XXX		Low LTV/CLTV/HCLTV - LTV/CLTV XXX ; Verified reserves - XXX Months of liquid reserves.		Client: Investor Acknowledged Exception: Lender used Value of XXX which was also supported by CDA.	XXX	C	B	C	B	B	B	C	B	C	B
2024AO10516	XXX	XXX	XXX	Compliance	Initial Closing Disclosure Sent Method Not In Person and No Received Date	XXX	1	Closed
NEW XXX Missing evidence that the Initial CD was received either electronically or in person. -- The Initial Closing Disclosure was provided on (XXX) via (XXX). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction not later than XXX business days prior to the consummation date of (XXX). Since the Initial Closing Disclosure was not provided in person, a consumer is considered to have received it on (XXX), which is XXX business days after it was delivered or placed in the mail. Since the Initial Closing Disclosure was not provided to the consumer in person, it should have been provided to the consumer no later than XXX for consummation to occur on (XXX). (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii))
										XXX	Low LTV/CLTV/HCLTV - LTV/CLTV XXX ; Verified reserves - XXX Months of liquid reserves.		XXX Disclosure tracking confirming borrower receipt of initial CD on XXX received.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10545	XXX	XXX	XXX	Property	HPML Appraisal Requirements are Not Met	XXX	1	Closed	Appraisal does not contain XXX affirming that it was prepared in accordance with Title XXX of XXX and any implementing regulations as required for XXX	XXX	Low LTV/CLTV/HCLTV - XXX ltv, maximum XXX allowed.; Verified credit history - XXX credit score, minimum XXX allowed.; Low DTI - XXX DTI, maximum XXX allowed.		XXX - Received revised appraisal reflecting a statement that it was completed in accordance with current XXX requirements and regulations. * Exception cleared	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10545	XXX	XXX	XXX	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	XXX	2	Acknowledged
Residency documentation in file does not support the residency status stated on the initial or final 1003. The initial and final 1003s reflect borrower is a Non-Permanent Resident.  Missing copy of XXX or residency card to validate residency status. File contains a copy of the passport, XXX Letter and XXX.
											Low LTV/CLTV/HCLTV - XXX ltv, maximum XXX allowed.; Verified credit history - XXX credit score, minimum XXX allowed.; Low DTI - XXX DTI, maximum XXX allowed.		XXX XXX EV2 Client provided approved lender exception for residency documentation.	XXX	C	B	C	B	C	B	C	B	C	B
2024AO10545	XXX	XXX	XXX	Credit	Foreign national is qualifying using an XXX, and certain XXX will not rate XXX containing these XXX	XXX	2	Acknowledged	Reported for Identification purposes, XXX.		Low LTV/CLTV/HCLTV - XXX ltv, maximum XXX allowed.; Verified credit history - XXX credit score, minimum XXX allowed.; Low DTI - XXX DTI, maximum XXX allowed.		Client: Investor acknowledged - meets foreign national requirements.	XXX	C	B	C	B	C	B	C	B	C	B
2024AO10566	XXX	XXX	XXX	Compliance	The Lender Credit and/or the Principal Reduction was not sufficient to overcome the total fee variance.	XXX	1	Closed
Lender credit of XXX is insufficient to cure XXX fee violation. Recording fee increased from XXX to XXX on CD issued XXX (credit page 1). -- A Lender Credit for Excess Charges of XXX Principal Reduction for Excess Charges of XXX and general or specific lender credit increases of XXX were applied to the total fee variance of XXX between the baseline disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance.
										XXX	Low LTV/CLTV/HCLTV - LTV/ CLTV XXX ; Verified reserves - XXX months reserves, minimum XXX months required.		XXX - Lender provided COC for CD issued XXX for increase in Recording Fees.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10548	XXX	XXX	XXX	Compliance	No Real Estate Commission(s) disclosed on final Closing Disclosure for Purchase transaction (12 CFR 1026.38(g)(4))	XXX	2	Acknowledged	No Real Estate Commission(s) disclosed on final Closing Disclosure for Purchase transaction.		Low LTV/CLTV/HCLTV - LTV/ CLTV XXX ; Verified reserves - XXX months reserves, minimum XXX months required.		Client: XXX No Assignee liability.	XXX	C	B	C	B	C	B	C	B	C	B
2024AO10548	XXX	XXX	XXX	Credit	XXX dated outside of required timeframe	XXX	1	Closed	VVOE dated XXX which is > XXX days from the Note date of XXX	XXX	Low LTV/CLTV/HCLTV - LTV/ CLTV XXX ; Verified reserves - XXX months reserves, minimum XXX months required.		XXX XXX VOE provided dated XXX - XXX XXX VOE provided dated XXX	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10548	XXX	XXX	XXX	Compliance	Scrivener's Error	XXX	1	Closed	XXX Note I/O Period is XXX months. Per Loan Purchase Eligibility Guide, XXX max I/O period is XXX months.	XXX	Low LTV/CLTV/HCLTV - LTV/ CLTV XXX ; Verified reserves - XXX months reserves, minimum XXX months required.
XXX PC CD and LOE to the borrower received.

XXX - Received executed Note dated XXX reflecting IO period for first XXX months.

** Exception Remains: Need PCCD with repayment terms matching the Note, along with LOE explaining reason for re-disclosure and evidence of delivery to the borrower. Subject to updated compliance testing upon receipt of PCCD.

XXX Recd from lender: I need note returned or be allowed to switch pages with proof delivered to buyer.  I have to do a PC CD once I know what to do with note so we intend to deliver once I know what to do with note.

**You will need to get with XXX on returning the original Note.  Both the Note and Mortgage, and riders will have to be corrected, with the changes acknowledged by the borrower and/or Rerecorded.  Additionally a PC CD with LOE to the borrower explaining the reason for re disclosure will also be recorded.
													XXX PC CD and LOE to the borrower received. XXX - Received executed Note dated XXX reflecting XXX period for first XXX months.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10549	XXX	XXX	XXX	Credit	Missing Schedule of Real Estate Owned	XXX	1	Closed	Missing evidence of PITIA and applicable leases for properties: XXX financed with XXX. XXX financed with XXX.	XXX	Low LTV/CLTV/HCLTV - LTV/ CLTV XXX ; Verified reserves - XXX Months of liquid reserves.
XXX Lender provided a copy of the final CDs for XXX and XXX

***Finding Remains.  Lender did not provide documentation for monthly rental income.  Lender to provide Lease or 1007 for XXX and XXX  Lender provided XXX Rental income calculator for XXX which is not sufficient to clear the exception.
													XXX Received form 1007 for market rent on new purchases on XXX and XXX properties to offset new payments from CD's/ Final DTI XXX	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10549	XXX	XXX	XXX	Credit	Back-end Ratio exception (DTI)	XXX	1	Closed
XXX DTI exceeds the maximum XXX DTI allowed. The excessive DTI is caused by the lack of documentation used to offset rent losses on XXX concurrent loan transactions closed with XXX.  Missing evidence of PITIA and rental income for XXX loan numbers XXX.
										XXX	Low LTV/CLTV/HCLTV - LTV/ CLTV XXX ; Verified reserves - XXX Months of liquid reserves.
XXX Lender provided a copy of the final CDs for XXX and XXX

***Finding Remains.  Lender did not provide documentation for monthly rental income.  Lender to provide Lease or 1007 for XXX and XXX  Lender provided XXX Rental income calculator for XXX which is not sufficient to clear the exception.
													XXX Received form 1007 for market rent on new purchases on XXX and XXX properties to offset new payments from CD's/ Final DTI XXX	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10559	XXX	XXX	XXX	Compliance	Missing Homeownership Counseling Disclosure	XXX	1	Closed	Homeownership Counseling Disclosure not provided in file.	XXX	Verified reserves - XXX months reserves, minimum XXX months required.		XXX - Lender provided Housing Counseling disclosure.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10559	XXX	XXX	XXX	Credit	Missing Employment doc (VVOE)	XXX	1	Closed	Missing independent evidence of the existence of the business through a disinterested party.	XXX	Verified reserves - XXX months reserves, minimum XXX months required.		XXX Lender provided XXX party VOE	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10559	XXX	XXX	XXX	Compliance	Mortgage/Deed of Trust is Incomplete	XXX	1	Closed	Missing page 10 of 10 to the Mortgage which contains the XXX and XXX information.	XXX	Verified reserves - XXX months reserves, minimum XXX months required.		XXX - Lender provided copy of Mortgage/DOT.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10559	XXX	XXX	XXX	Compliance	Missing Notary on Mortgage/DOT	XXX	1	Closed	Missing page 10 of 10 to the Mortgage which contains the XXX and XXX information.	XXX	Verified reserves - XXX months reserves, minimum XXX months required.		XXX - Lender provided copy of Mortgage/DOT.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10547	XXX	XXX	XXX	Compliance	Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure	XXX	1	Closed
Broker Fee increased from XXX to XXX (increase of XXX) without valid COC.  Only COC in file is dated XXX and coincides with LE issued same day for rate lock. --

The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on XXX: Broker Compensation (Borrower Paid). Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)).
										XXX	Verified credit history - Borrower has XXX qualifying fico with good credit depth and payment history; Verified reserves - Borrower has XXX verified reserves with XXX required.		XXX - Lender provided COC for increase in Broker fee and decrease in Lender Credit on CD issued XXX	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10547	XXX	XXX	XXX	Compliance	Missing Evidence of Re-disclosure and a valid COC for the sum of non-specific (lump sum) lender credits and specific lender credits XXX that have decreased from the amount disclosed on the Loan Estimate/Closing Disclosure.	XXX	1	Closed
Lender General Credit went from XXX on LEs to XXX on CDs without a valid COC. --

The sum of non-specific (lump sum) lender credits and specific lender credits XXX has decreased from the amount disclosed on the Loan Estimate sent on XXX, XXX Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)).
										XXX	Verified credit history - Borrower has XXX qualifying fico with good credit depth and payment history; Verified reserves - Borrower has XXX verified reserves with XXX required.		XXX - Lender provided COC for increase in Broker fee and decrease in Lender Credit on CD issued XXX	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10550	XXX	XXX	XXX	Credit	Missing Employment doc (VVOE)	XXX	1	Closed	Per guidelines, existence of business must be independently verified within XXX days of closing. This documentation is not provided in file for either borrower business, XXX or XXX	XXX	Verified reserves - Verified XXX months of reserves available with XXX months required per guidelines. ; Low LTV/CLTV/HCLTV - Purchase LTV of XXX
XXX - Lender provided an online XXX search printout for XXX.

**Exception Remains** - Lender to provide a Secretary of State search for XXX, Inc post closing to confirm business remains open and active. Can be overridden to XXX status with satisfactory post-closing XXX search.

XXX Lender provided duplicate printout for verification of New XXX
**Finding remains** Missing verification of XXX.

XXX Missing XXX search for XXX

XXX Lender provided New XXX

*** Exception remains missing verification of XXX.

XXX Missing SOS search for XXX

XXX Finding partially cleared. Lender provided verification of self-employment for New XXX. File is still missing verification of XXX

XXX Lender provided New XXX

*** Exception remains missing verification ofXXX

XXX Finding partially cleared. Lender provided verification of self-employment for New XXX. File is still missing verification of XXX
													XXX SOS search for XXX received. XXX Lender provided New XXX	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10550	XXX	XXX	XXX	Credit	Income Documentation is Insufficient	XXX	2	Acknowledged
XXX P&Ls and Balance Sheets not provided in file for either business, XXX or XXX, as required per guidelines on Full Doc self-employed. XXX not provided for XXX as included on lender income calculations. Subject to reverification of income and DTI.
											Verified reserves - Verified XXX months of reserves available with XXX months required per guidelines. ; Low LTV/CLTV/HCLTV - Purchase LTV of XXX
XXX - Received Dept. of State Division of XXX for XXX. with date of initial doc filing being XXX W2 income verified on the XXXn to Officers addendum to theXXXr.

**Exception Remains** Still needed: Balance Sheet for New XXX; and P&L and Balance Sheet for XXX. Per lender SUBJECT TO INVESTOR REVIEW AND APPROVAL.

XXX No stips received. Per lender SUBJECT TO INVESTOR REVIEW AND APPROVAL.

XXX Finding remains. Lender provided XXX P&L for New XXX. Still needed: W2 and Balance Sheet for New XXX; and P&L and Balance Sheet for XXX

XXX Finding remains. Lender provided XXX P&L for New XXX. Still needed: W2 and Balance Sheet for New XXX; and P&L and Balance Sheet for XXX
													Client: Investor Acknowledged Exception to waive XXX P&L and Balance Sheet for XXX	XXX	C	B	C	B	C	B	C	B	C	B
2024AO10550	XXX	XXX	XXX	Credit	Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information	XXX	1	Closed	Missing XXX insurance policy for subject property.	XXX	Verified reserves - Verified XXX months of reserves available with XXX months required per guidelines. ; Low LTV/CLTV/HCLTV - Purchase LTV of XXX		XXX Lender provided XXX policy. Premium added as new expense to DTI.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10550	XXX	XXX	XXX	Credit	Back-end Ratio exception (DTI)	XXX	1	Closed
Unable to reconcile to lender's final DTI. Total income in file is negative -XXX and makes a DTI calculation undeterminable. Multiple income calculation discrepancies exist;

1)XXX - Income worksheet, XXX does not XXX (mortgage notes payable XXX from XXX income. Final income for this business is -XXX compared to lender calculation of XXX (review value includes XXX income though XXX not provided in file). loan file includes a letter of explanation from the XXX (XXX) that indicates the line XXX obligations represent they are ongoing obligations and a re-payable over terms longer than a year. However, review included these obligations as they are reported to the XXX as payable in less than XXX year.

2) XXX - review figures match lender income of XXX on final 1003; however, lenders total income on 1003 (XXX) of XXX does not match employment income on 1008 of XXX

3) Rental income on non-subject properties used on 1008 is XXX Figures used from XXX matches lender calculator p510; however, correct PITIA was not used on either REO property to subtract from rental income.

A- XXX N Quarter is free/clear but taxes/insurance of XXX were not netted out of gross rental income.

B- XXX, lender used XXX of PITIA, however actual PITIA is XXX per; mortgage statement, tax, and hazard/flood insurance documentation in file for the owner's unit. Total positive rental income for the tenant unit is XXX compared to lender rental income of XXX

Final review income -XXX compared to lender income XXX
										XXX	Verified reserves - Verified XXX months of reserves available with XXX months required per guidelines. ; Low LTV/CLTV/HCLTV - Purchase LTV of XXX
XXX Finding remains. CPA provided letter to state XXX (mortgage notes payable XXX are ongoing obligations. This is in direct contradiction to how this data was entered on taxes by the same CPA. Explanation needed for discrepancy and recommend copy of notes in question to verify these are ongoing obligations to support the removal of this loss from income calculation.
													XXX Exception set in error: CPA letter is sufficient to address roll over XXX	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10567	XXX	XXX	XXX	Credit	Missing Employment doc (VVOE)	XXX	1	Closed	Missing independent verification of business.	XXX
Verified reserves - Per guidelines, XXX months of reserves are required.  XXX months for subject and XXX months for other financed properties.  Verified XXX months of reserves in file.; Verified credit history - FICO XXX exceeds guideline requirements.  Verified satisfactory credit history dating back to the year XXX.
													XXX Lender provided XXX party verification of business.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10567	XXX	XXX	XXX	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	XXX	2	Acknowledged
Discrepancy between final 1003 and loan approval/1008.  For reference, review calculated; subject PITI of XXX primary housing expense XXX consumer debt of XXX and income of XXX for a DTI of XXX vs 1008 DTI of XXX

Verified reserves - Per guidelines, XXX months of reserves are required.  XXX months for subject and XXX months for other financed properties.  Verified XXX months of reserves in file.; Verified credit history - FICO XXX exceeds guideline requirements.  Verified satisfactory credit history dating back to the year XXX.

XXX Finding remains. 1008 provided does not match 1003 for final DTI. 1008 appears to include additional expenses not on 1003.

XXX  Finding remains.  Lender provided updated Conditional Approval, 1003 and 1008, however, lender's figure do not match 1003 provided.  The 1008 reflects total obligations of @ XXX greater than what is shown on the 1003.
													Client: Investor acknowledged exception.	XXX	C	B	C	B	C	B	C	B	C	B
2024AO10536	XXX	XXX	XXX	Compliance	Missing valid Change of Circumstance(s)	XXX	2	Acknowledged	Missing COC for LE issued XXX All data remained the same from prior LE issued XXX No fee violation wtih this XXX		Low DTI - XXX DTI max XXX; Verified reserves - XXX months verified; XXX months required		Client: XXX No fee violation, level XXX exception.	XXX	C	B	C	B	B	B	C	B	C	B
2024AO10560	XXX	XXX	XXX	Compliance	Estimated Total Minimum/Maximum Payment Amount does not match the Disclosed Closing Disclosure Projected Payments Table (12 CFR 1026.37(b)(3))	XXX	2	Acknowledged
Lender used lower amount for hazard insurance XXX annually). Reviewer used XXX annually from hazard insurance declaration on page 457 of credit package. --

The Estimated Total Maximum Payment Amount in column XXX of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of XXX while the Calculated Projected Payments Table has a value of XXX
											Verified credit history - Borrower has XXX qualifying fico with good credit depth and payment history. ; Low DTI - Borrower has XXX DTI on purchase transaction, below guidelines of XXX.
XXX - Lender provided copy of LOE, PCCD, and Disbursement log showing lender paid cure for incorrect calculations of Insurance.  - Client: XXX Post closing corrective action -XXX Lender provided copy of LOE, PCCD, and Disbursement log showing lender paid cure for incorrect calculations of Insurance.
														XXX	C	B	C	B	C	B	C	B	C	B
2024AO10561	XXX	XXX	XXX	Compliance	Estimated Total Minimum/Maximum Payment Amount does not match the Disclosed Closing Disclosure Projected Payments Table (12 CFR 1026.37(b)(3))	XXX	2	Acknowledged
The Estimated Total Maximum Payment Amount in column XXX of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of XXX while the Calculated Projected Payments Table has a value of XXX
											Low DTI - XXX DTI, maximum XXX allowed.; Verified reserves - XXX Months of liquid reserves, minimum XXX months allowed.		Client: XXX Post Closing Corrective Action- XXX Lender provided a copy of LOE, PCCD, refund check and proof of delivery for cure.	XXX	C	B	C	B	C	B	C	B	C	B
2024AO10561	XXX	XXX	XXX	Credit	Unacceptable Credit History	XXX	2	Acknowledged	Subject borrower with XXX mortgage history in XXX prohibit housing event the last XXX months. Note date of XXX		Low DTI - XXX DTI, maximum XXX allowed.; Verified reserves - XXX Months of liquid reserves, minimum XXX months allowed.
XXX Per lender comments, loan should have been approved as Expanded credit where exception not required.

**Finding remains**SUBJECT TO LENDER REVIEW AND APPROVAL**

XXX Lender provided approved exception request form dated XXX for XXX mortgage history in XXX prohibits housing event in the last XXX months.  Lender cited the following compensating factors: Fico XXX XXX DTI, XXX LTV, Full Doc, Primary Residence.

***Finding remains. Pending Client approval. Credit report reflects other charge offs and lates on consumer debt as recent as XXX

													XXX XXX EV2 Client provided approved lender exception for housing history.	XXX	C	B	C	B	C	B	C	B	C	B
2024AO10561	XXX	XXX	XXX	Property	XXX Appraisal Requirements are Not Met	XXX	2	Acknowledged	Appraisal does not contain XXX affirming that it was prepared in accordance with Title XXX of XXX and any implementing regulations as required for XXX		Low DTI - XXX DTI, maximum XXX allowed.; Verified reserves - XXX Months of liquid reserves, minimum XXX months allowed.	XXX seller comment: Appraiser will not update appraisal, says verbiage affirming XXX compliance is sufficient for HPML. **Finding remains. XXX verbiage required for safe XXX
Mitigated Risk: XXX - Received post-closing dated full XXX to confirm   XXX that affirms subject appraisal prepared in accordance with Title XXX of XXX (pg. 7/22).

*Exception Overridden to XXX status due to new appraisal received and dated post-closing to confirm XXX
														XXX	C	B	C	B	C	B	C	B	C	B
2024AO10561	XXX	XXX	XXX	Compliance	HPML Loan	XXX	2	Acknowledged
Non-compliant HPML due to Appraisal not meeting requirements. -- The loan's XXX APR equals or exceeds the Federal HPML threshold of XXX The threshold is determined by adding XXX points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is XXX .(12 CFR 1026.35(a)(1)(i)).
											Low DTI - XXX DTI, maximum XXX allowed.; Verified reserves - XXX Months of liquid reserves, minimum XXX months allowed.
XXX Lender notes should clear when appraisal is received.

**Confirming this will clear once the loan is HPML compliant.

XXX seller comment: Appraiser will not update appraisal, says XXX affirming XXX compliance is sufficient for HPML.

**Finding remains. XXX verbiage required for safe XXX

Mitigated Risk: XXX - Received post-closing dated full XXX to confirm   XXX that affirms subject appraisal prepared in accordance with Title XI of XXX (pg. 7/22).

*Exception Overridden to XXX status due to new appraisal received and dated post-closing to confirm XXX
														XXX	C	B	C	B	C	B	C	B	C	B
2024AO10546	XXX	XXX	XXX	Compliance	Estimated Total Minimum/Maximum Payment Amount does not match the Disclosed Closing Disclosure Projected Payments Table (12 CFR 1026.37(b)(3))	XXX	2	Acknowledged
Lender used lower amount for hazard insurance per Initial XXX Disclosure. Reviewer used premium on hazard declaration, page 884 of credit package. --

The Estimated Total Maximum Payment Amount in column XXX of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of XXX while the Calculated Projected Payments Table has a value of XXX
											Verified reserves - XXX months reserves verified; XXX months required; Verified credit history - FICO XXX		Client: EV2 Post Closing Corrective Action XXX - Lender provided a copy of LOE, PCCD, refund check, and proof of delivery for cure.	XXX	C	B	C	B	C	B	C	B	C	B
2024AO10555	XXX	XXX	XXX	Credit	Income Documentation is Insufficient	XXX	1	Closed	Loan file contains a borrower-prepared Profit and Loss statement that only cover XXX months. Select XXX matrix calls for XXX-month Profit and Loss statement to be prepared by CPA or XXX	XXX	Verified reserves - XXX months reserves verified, minimum XXX months required.; Verified credit history - XXX credit score, minimum XXX required.
XXX Exception cleared. Guideline allows prior year XXX and year-to-date income statement from employer in XXX of bank statements. Docs are in file and they support income used by lender based on XXX expense factor per guidelines. XXX not required for this XXX
														XXX	C	A	C	A	C	A	C	A	C	A
2024AO10553	XXX	XXX	XXX	Credit	LTV Exceeds Max Allowed	XXX	2	Acknowledged	NP, Inc-DSCR cash out with DSCR XXX maximum XXX ltv/cltv. Subject XXX ltv is a XXX ltv exception.		Verified reserves - XXX months reserves verified, minimum XXX months required.; Verified credit history - XXX credit score, minimum XXX required.	XXX LTV exception subject to investor approval. Compensating factors: FICO XXX minimum XXX required. XXX months reserves, XXX months required.	Client: Investor acknowledged exception.	XXX	C	B	C	B	C	B	C	B	C	B
2024AO10551	XXX	XXX	XXX	Compliance	No Real Estate Commission(s) disclosed on final Closing Disclosure for Purchase transaction (12 CFR 1026.38(g)(4))	XXX	2	Acknowledged	Real estate commissions not listed on borrower's final CD. Commissions reported on seller CD p.7		Verified reserves - Borrower has XXX verified reserves, post-closing with XXX required per product matrix.; Verified employment history - Borrower has over XXX with same employer.		Client: XXX Commissions on seller's CD. No assignee liability	XXX	C	B	C	B	B	B	C	B	C	B
2024AO10551	XXX	XXX	XXX	Compliance	Estimated Total Minimum/Maximum Payment Amount does not match the Disclosed Closing Disclosure Projected Payments Table (12 CFR 1026.37(b)(3))	XXX	2	Acknowledged
Variance of XXX Taxes per the CD are XXX monthly/ XXX Taxes per the tax bill on page 689 are XXX annually / XXX monthly. --  The Estimated Total Maximum Payment Amount in column XXX of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of XXX while the Calculated Projected Payments Table has a value of XXX
											Verified reserves - Borrower has XXX verified reserves, post-closing with XXX required per product matrix.; Verified employment history - Borrower has over XXX with same employer.		Client: XXX Post Closing Corrective Action --XXX - Lender provided LOE, PCCD, copy of refund check and proof of delivery to cure the variance.	XXX	C	B	C	B	C	B	C	B	C	B
2024AO10551	XXX	XXX	XXX	Credit	Loan Amount Exception	XXX	2	Acknowledged	Loan is less than minimum loan amount of XXX and is at max LTV of XXX Lender approved exception provided p481 of credit package.		Verified reserves - Borrower has XXX verified reserves, post-closing with XXX required per product matrix.; Verified employment history - Borrower has over XXX with same employer.		Client: Lender approved exception p482. Compensating factors are borrowers exceeding reserves, and XXX on job.	XXX	C	B	C	B	B	B	C	B	C	B
2024AO10544	XXX	XXX	XXX	Credit	Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information	XXX	1	Closed
Unable to determine lender source of property tax and insurance obligation. 1008 lists XXX for insurance, XXX for supplemental insurance, and XXX for property taxes. File does not contain supplemental insurance docs (Property not in flood zone); Insurance premium in file p571 is XXX property taxes calculated per millage estimator (new construction) p684 is XXX Subject to re-verification of review PITIA and DTI.
										XXX	Verified reserves - Borrowers have XXX verified reserves post-closing with XXX required for LTV XXX and XXX		XXX Lender provided a copy of the taxes and insurance for the subject property.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10544	XXX	XXX	XXX	Credit	Income Documentation is Insufficient	XXX	1	Closed
Insufficient documentation and explanation provided for XXX self-employment structure and income. Borrower is XXX owner of XXX and both a Schedule XXX and XXX are present for XXX tax year from same entity. CPA letter states the XXX pays out XXX; however, no XXX is provided to validate. XXX expenses XXX wages. Lender used XXX for sole income verification. No XXX or XXX provided to complete income calculation for entity. Additional documents subject to reverification of DTI.
										XXX	Verified reserves - Borrowers have XXX verified reserves post-closing with XXX required for LTV XXX and XXX		XXX Lender provided income explanation. Borrower files XXX as disregarded Entity - XXX pays on Schedule XXX pays a XXX Used XXX earnings only for XXX. XXX P&L supports.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10544	XXX	XXX	XXX	Credit	Asset Documentation is Insufficient	XXX	1	Closed	XXX on Closing Disclosure listed as XXX Only XXX of XXX is sourced, via check for XXX p167 and XXX p168.	XXX	Verified reserves - Borrowers have XXX verified reserves post-closing with XXX required for LTV XXX and XXX		XXX Lender provided a copy of the bankstatement supporting the XXX additional deposit.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10537	XXX	XXX	XXX	Compliance	No Real Estate Commission(s) disclosed on final Closing Disclosure for Purchase transaction (12 CFR 1026.38(g)(4))	XXX	2	Acknowledged	Real Estate commissions not disclosure on borrower's CD. Is reported on seller CD p7		Low DTI - Purchase transaction is at XXX DTI.		Client: XXX Commissions on seller's CD. No XXX liability.	XXX	C	B	C	B	B	B	C	B	C	B
2024AO10537	XXX	XXX	XXX	Credit	Unacceptable Credit History	XXX	2	Acknowledged	Lender exception for Foreign National XXX credit reference letters from XXX and XXX (XXX required). Both XXX active XXX months. Primary borrower is the XXX Purchase of XXX home. Full Do.		Low DTI - Purchase transaction is at XXX DTI.
Client: Lender acknowledged exception based on the following comp factors: Compensating Factors: DTI > XXX below max allowed XXX XXX years on current job, XXX months reserves greater than program requirement XXX months), High Discretionary Income.
														XXX	C	B	C	B	C	B	C	B	C	B
2024AO10558	XXX	XXX	XXX	Compliance	Estimated Total Minimum/Maximum Payment Amount does not match the Disclosed Closing Disclosure Projected Payments Table (12 CFR 1026.37(b)(3))	XXX	1	Closed
Variance of XXX Lender used tax bill for XXX on page XXX in the amount of XXX annually / XXX monthly. Reviewed used XXX of the purchase price for this XXX property. -- The Estimated Total Maximum Payment Amount in column XXX of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of XXX while the Calculated Projected Payments Table has a value of XXX
										XXX	Verified reserves - XXX months reserves verified; XXX mos required.; Low LTV/CLTV/HCLTV - XXX dti; max XXX
XXX This exception is not curable due to lack of cure within XXX days of discovery.

XXX- Received comment from lender: monthly to be XXX need to tell XXX - escrow analysis as loan closed in XXX

**Exception Remains** Review calculated taxes of XXX XXX per month.  In order to clear the finding to an XXX for post closing corrective action the following is required: Corrective PC CD, Updated Initial XXX Disclosure, and a letter of explanation to the borrower explaining the reason for re disclosure.

XXX Received copy of XXX tax bill. This is same tax bill in file and referenced in exception comment. This is a purchase transaction in XXX Using previously assessed tax is not accurate. Property tax for borrower will be assessed at XXX of purchase price.  ****Finding Remains.

XXX - Per the most recent XXX guidance issued XXX under the Additional considerations Tab XXX as long as the lender used the same amount as disclosed on the Initial XXXt Disclosure Statement XXX this is not an exception.

*Exception Cleared.  The XXX in file (pg. 133) matches to the final CD (pg. 1) projected escrow payments.
														XXX	C	A	C	A	C	A	C	A	C	A
2024AO10556	XXX	XXX	XXX	Compliance	Missing Evidence of Re-disclosure and a valid COC for the sum of non-specific (lump sum) lender credits and specific lender credits XXX that have decreased from the amount disclosed on the Loan Estimate/Closing Disclosure.	XXX	1	Closed
Missing COC for overall reduction in lender credits. General Credit decreased by XXX and Specific Credit added for XXX on Final CD.  The variance is XXX -- The sum of non-specific (lump sum) lender credits and specific lender credits XXX has decreased from the amount disclosed on the Loan Estimate sent on XXX, XXX Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)).
										XXX	Low LTV/CLTV/HCLTV - LTV is XXX on Rate/Term refinance with XXX allowable.; Established credit history - Borrower has XXX fico with good payment history. Min XXX Fico required for loan amount/LTV.		XXX - Lender provided COC for CD issued XXX for decrease in lender credits.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10556	XXX	XXX	XXX	Compliance	Missing Evidence of Re-disclosure and a valid COC for the total amount of the XXX Category fees ($) that increased by more than XXX from the amount disclosed on the prior Loan Estimate or Closing Disclosure.	XXX	1	Closed
Missing COC for increase in Recording Fee from XXX to XXX  This fee increase exceeds the XXX tolerance by XXX -- The total amount of XXX category fees XXX increased by more than XXX from the amount disclosed on the Loan Estimate sent on XXX, XXX The total amount of fees in this category cannot exceed XXX unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv)).
										XXX	Low LTV/CLTV/HCLTV - LTV is XXX on Rate/Term refinance with XXX allowable.; Established credit history - Borrower has XXX fico with good payment history. Min XXX Fico required for loan amount/LTV.		XXX - Lender provided COC for CD issued XXX for decrease in Broker Fee and Recording Fee.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10556	XXX	XXX	XXX	Compliance	Initial CD Received Date is < XXX business days prior to Consummation Date	XXX	1	Closed
The Initial Closing Disclosure Received Date of (XXX) is not XXX business days before the consummation date of (XXX). XXX business days before the consummation date is XXX Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction no later than XXX business days before consummation. (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii))
										XXX	Low LTV/CLTV/HCLTV - LTV is XXX on Rate/Term refinance with XXX allowable.; Established credit history - Borrower has XXX fico with good payment history. Min XXX Fico required for loan amount/LTV.		XXX - Lender provided copy of Initial CD issued XXX	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10556	XXX	XXX	XXX	Credit	Asset Documentation is Insufficient	XXX	1	Closed	XXX has a single statement ending XXX and XXX most recent statement is XXX days dated XXX Per guidelines, Asset documentation to be less than XXX days old and cover XXX statements.	XXX	Low LTV/CLTV/HCLTV - LTV is XXX on Rate/Term refinance with XXX allowable.; Established credit history - Borrower has XXX fico with good payment history. Min XXX Fico required for loan amount/LTV.
XXX - Lender stated they emailed client on XXX
**Exception Remains**-No confirmation from Client to override.

XXX Lender requested removal of XXX account as it is not needed in total assets for reserves.

**Finding remains - XXX still has just XXX month statement documented with XXX required.

XXX Finding remains. Lender provided copies of statements for XXX which has satisfactory documentation provided in initial review file. XXX in question are XXX and XXX for which documentation has not been provided.
													XXX Review updated to exclude XXX as borrower has sufficient funds to meet the reserve requirement in XXX ending in XXX	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10556	XXX	XXX	XXX	Credit	Missing Employment doc (VOE)	XXX	1	Closed
Per XXX matrix, evidence within XXX days of Note that business is active and operating is required. CPA letter is provided in file dated XXX with Note date of XXX No further verification documentation provided in file.
										XXX	Low LTV/CLTV/HCLTV - LTV is XXX on Rate/Term refinance with XXX allowable.; Established credit history - Borrower has XXX fico with good payment history. Min XXX Fico required for loan amount/LTV.		XXX Lender provided CPA letter dated XXX which is within XXX guideline for verification of employment.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10556	XXX	XXX	XXX	Credit	Income Documentation is Insufficient	XXX	1	Closed
Subject primary residence & XXX home closed concurrently on XXX Subject loan submitted with XXX income that does not match lender figures used on XXX Additionally, XXX provided for subject transaction conflicts with documentation for other file. Unable to determine actual income based on discrepancies.
										XXX	Low LTV/CLTV/HCLTV - LTV is XXX on Rate/Term refinance with XXX allowable.; Established credit history - Borrower has XXX fico with good payment history. Min XXX Fico required for loan amount/LTV.		XXX Lender provided CPA explanation and most recent lender worksheets to sufficient address discrepancies. Income and DTI validated.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10557	XXX	XXX	XXX	Compliance	Initial CD Received Date is < XXX business days prior to Consummation Date	XXX	1	Closed
Missing Initial CD. Only CD in file is the final CD signed at closing. -- The Initial Closing Disclosure Received Date of (XXX) is not XXX business days before the consummation date of (XXX. XXX business days before the consummation date is XXX Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction no later than XXX business days before consummation. (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii)).
										XXX	Low LTV/CLTV/HCLTV - Refinance LTV is XXX. Verified credit history - High FICO XXX with XXX minimum per matrix.		XXX - Lender provided copy of Initial CD issued XXX	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10557	XXX	XXX	XXX	Credit	Missing Employment doc (VOE)	XXX	2	Acknowledged
Per program matrix, evidence within XXX days of Note that business is active and operating is required. CPA letter is provided in file dated XXX with Note date of XXX No further verification documentation provided in file.
											Low LTV/CLTV/HCLTV - Refinance LTV is XXX. Verified credit history - High FICO XXX with XXX minimum per matrix.
XXX - Lender stated loan was locked XXX and guides in effect at the time were dated XXX  Loan closed XXX CPA verification of business dated XXX  Guides show we required the VVOE for XXX to be dated within XXX days of closing (pg. 57). If not acceptable, please just downgrade but this meets our guide and is not an exception.

**Exception Remains** Borrower loan application is dated XXX thus the guideline effective at the time of application was the guideline Review used (XXX). Lender may provide Secretary of State searches dated post-closing to confirm the two businesses are open and active. Exception can be overridden to XXX status with acceptable XXX searches completed post-closing.XXX

XXX - Lender provided the same CPA letter dated XXX from the original file.

**Exception Remains** Lender may provide XXX of XXX searches dated post-closing to confirm the XXX businesses are open and active.  Exception can be overridden to XXX status with acceptable SOS searches completed post-closing.

XXX - Received online Google searches dated post closing XXX which is not sufficient.

**Exception Remains** Lender may provide XXX of State searches dated post-closing to confirm the two businesses are open and active.  Exception can be overridden to XXX status with acceptable XXX searches completed post-closing.

XXX Lender response: Self employment verification is XXX days not XXX days per guides.

Investor Exception Required - XXX LTV second home

***Finding remains:  Loan closed during XXX time frame and overlay requires that evidence that business is still in existence be provided within XXX days of closing be obtained.
													Client: Investor Acknowledge Exception	XXX	C	B	C	B	C	B	C	B	C	B
2024AO10557	XXX	XXX	XXX	Credit	Income Documentation is Insufficient	XXX	1	Closed
Lender used XXX for both business located p246 and 261 for 12mo ending XXX. Updated P&L's provided p37 and 39 for XXX ending XXX These P&L's differ substantially in expense factor and total net income. Unable to properly calculate income due to discrepancies.
										XXX	Low LTV/CLTV/HCLTV - Refinance LTV is XXX. Verified credit history - High FICO XXX with XXX minimum per matrix.		XXX Lender provided CPA explanation and most recent lender worksheets to sufficient address discrepancies. Income and DTI validated.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10557	XXX	XXX	XXX	Compliance	Missing LE due to Rate Lock	XXX	1	Closed	Missing interim LE for rate lock on XXX COC on page XXX indicates rate locked on XXX	XXX	Low LTV/CLTV/HCLTV - Refinance LTV is XXX. Verified credit history - High FICO XXX with XXX minimum per matrix.		XXX - Lender provided a copy of LE issued XXX	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10557	XXX	XXX	XXX	Compliance	Missing valid Change of Circumstance(s)	XXX	1	Closed	Missing COC for LE issued XXX No fee violation.	XXX	Low LTV/CLTV/HCLTV - Refinance LTV is XXX. Verified credit history - High FICO XXX with XXX minimum per matrix.		Missing COC for LE issued XXX No fee violation.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10564	XXX	XXX	XXX	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	XXX	2	Acknowledged	Initial application shows XXX properties owned and final application only shows XXX properties owned. Missing evidence of disposition of other XXX properties.		Verified reserves - XXX months reserves, minimum XXX months required.; Verified credit history - XXX credit score, minimum XXX required.	XXX XXX EV2 Client provided lender exception. DSCR loan; Other REO not required to be disclosed per guides and have no effect and DTI not calculated.
XXX XXX EV2 Client provided lender exception. DSCR loan; Other REO not required to be disclosed per guides and have no effect and DTI not calculated.  - XXX XXX EV2 Client provided lender exception. DSCR loan; Other REO not required to be disclosed per guides and have no effect and DTI not calculated.
														XXX	C	B	C	B	C	B	C	B	C	B
2024AO10554	XXX	XXX	XXX	Compliance	Affiliated Business Disclosure Not Provided Within XXX Business Days of Application	XXX	2	Acknowledged	Affiliated Business Disclosure provided XXX (credit page 14), which exceeds the application date of XXX by more than XXX days.		Verified reserves - XXX months reserves, minimum XXX months required.; Verified credit history - XXX credit score, minimum XXX required.		Client: XXX - Closing Disclosure shows no affiliates paid on transaction.	XXX	B	B	B	B	C	B	B	B	B	B
2024AO10554	XXX	XXX	XXX	Compliance	Missing E-Sign Disclosure	XXX	1	Closed	XXX Disclosure not in file.	XXX	Verified reserves - XXX months reserves, minimum XXX months required.; Verified credit history - XXX credit score, minimum XXX required.		XXX - Lender provided E-sign documents.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10554	XXX	XXX	XXX	Compliance	Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure	XXX	1	Closed
Missing COC for added transfer tax of XXX and increase in the Broker fee from increase from XXX to XXX on CD issued XXX (closing page 1). -- The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Closing Disclosure sent on XXX: Broker Compensation (Lender Paid), Documentary Tax Stamps/Transfer Tax - City/County. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v))..
										XXX	Verified reserves - XXX months reserves, minimum XXX months required.; Verified credit history - XXX credit score, minimum XXX required.		XXX - Lender provided a copy of the COC for CD issued XXX	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10554	XXX	XXX	XXX	Compliance	Estimated Total Minimum/Maximum Payment Amount does not match the Disclosed Closing Disclosure Projected Payments Table (12 CFR 1026.37(b)(3))	XXX	1	Closed
Variance of XXX Hazard per CD is XXX Hazard policy on page 473 of credit has a premium of XXX annually / XXX monthly. -- The Estimated Total Maximum Payment Amount in column XXX of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of XXX while the Calculated Projected Payments Table has a value of XXX
										XXX	Verified reserves - XXX months reserves, minimum XXX months required.; Verified credit history - XXX credit score, minimum XXX required.	XXX - Lender provided LOE, PCCD, and disbursement log to cure variance of XXX	XXX - Lender provided LOE, PCCD, and disbursement log to cure variance of XXX - Client: XXX Post Closing Corrective Action --Lender provided LOE, PCCD, and disbursement log to cure variance of XXX	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10568	XXX	XXX	XXX	Compliance	ROR cannot expire in less than XXX business days from the execution or transaction date	XXX	1	Closed	Borrower not given XXX days to XXX Transaction date per the XXX on page 32 is XXX with an expiration date of XXX Borrower executed on XXX and the disbursement date per the CD was XXX	XXX
Verified reserves - XXX months reserve requirement XXX  months reserves verified using cash out proceeds.; Verified employment history - Borrower has over XXX years in self-employment same industry.; Verified ownership of subject property - Borrower has owned subject for over XXX.
													XXX -Lender provided LOE and PCCD with updated Disbursement date. - XXX XXX Client provided XXX and CD	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10568	XXX	XXX	XXX	Credit	Collections have not been satisfied or paid off	XXX	2	Acknowledged	Exception Request Pg 379- requested to not have to pay "XXX" installment current - lender treating as XXX
Verified reserves - XXX months reserve requirement XXX  months reserves verified using cash out proceeds.; Verified employment history - Borrower has over XXX years in self-employment same industry.; Verified ownership of subject property - Borrower has owned subject for over XXX.
													Client: XXX - lender approved exception p379. Compensating factors are XXX self-employment and exceeds required reserves.	XXX	C	B	C	B	B	B	C	B	C	B
2024AO10568	XXX	XXX	XXX	Credit	Income Documentation is Insufficient	XXX	1	Closed	Minimum XXX Business bank statements are required for XXX XXX Alt XXX per XXX matrix.	XXX
Verified reserves - XXX months reserve requirement XXX  months reserves verified using cash out proceeds.; Verified employment history - Borrower has over XXX years in self-employment same industry.; Verified ownership of subject property - Borrower has owned subject for over XXX.
													XXX Exception cleared. Per matrix, bank statements are not needed based on FICO > XXX and LTV < XXX	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10568	XXX	XXX	XXX	Compliance	Estimated Total Minimum/Maximum Payment Amount does not match the Disclosed Closing Disclosure Projected Payments Table (12 CFR 1026.37(b)(3))	XXX	2	Acknowledged
The Estimated Total Minimum Payment Amount in column XXX of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of XXX while the Calculated Projected Payments Table has a value of ().

Verified reserves - XXX months reserve requirement XXX  months reserves verified using cash out proceeds.; Verified employment history - Borrower has over XXX years in self-employment same industry.; Verified ownership of subject property - Borrower has owned subject for over XXX.
												XXX Received copy of PCCD issued XXX	Client: XXX Post Closing Corrective Actopn- Received copy of PCCD issued XXX EV2 for post-close cure within XXX days of discovery.	XXX	C	B	C	B	C	B	C	B	C	B
2024AO10562	XXX	XXX	XXX	Compliance	Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure	XXX	2	Acknowledged
The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on XXX: Credit Report Fee. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)).
											Low LTV/CLTV/HCLTV - LTV/CLTV XXX / XXX below the maximum XXX ; Verified reserves - XXX months verified reserves
XXX - Lender provided copy of LOE, PCCD, refund check, and proof of delivery for XXX variance. - Client: XXX Post Closing Corrective Action --XXX - Lender provided copy of LOE, PCCD, refund check, and proof of delivery for XXX variance.
														XXX	C	B	C	B	C	B	C	B	C	B
2024AO10562	XXX	XXX	XXX	Credit	VVOE dated outside of required timeframe	XXX	1	Closed	BWR XXX VOE dated XXX was greater than XXX days of note date XXX Per XXX Matrices XXX, VOE required within XXX days of Note date.	XXX	Low LTV/CLTV/HCLTV - LTV/CLTV XXX / XXX below the maximum XXX ; Verified reserves - XXX months verified reserves		XXX Lender provided processor VVOE dated XXX which meets guidelines of within XXX days of Note date.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10552	XXX	XXX	XXX	Credit	VVOE dated outside of required timeframe	XXX	1	Closed	Missing Verbal Verification of Employment dated within XXX days of the Note date of XXX VVOE completed XXX	XXX	Low DTI - Max DTI XXX. Verified DTI XXX; Minimal outstanding debt - Borrower demonstrates minimal use of consumer debt; Verified reserves - XXX months reserves, minimum XXX months required.		XXX Lender provided a copy of the VVOE dated XXX	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10416	XXX	XXX	XXX	Credit	Hazard Insurance Coverage Amount is Insufficient	XXX	1	Closed	Dwelling coverage plus XXX replacement cost provides up to XXX in total coverage which does not meet loan amount of XXX	XXX	Verified employment history - Both Borrowers have been in the same business XXX years; Verified credit history - Borrowers have XXX FICO with mortgage reporting XXX with XXX .
Exception set in error.  Insurance coverage is XXX Per appraisal estimated replacement cost new is XXX  The guidelines state for any additional requirements not addressed refer to XXX Seller Guide.  XXX Seller guide states XXX of replacement cost is acceptable coverage. XXX of Appraised value is XXX which is less than the insurance coverage available of XXX
														XXX	C	A	C	A	C	A	C	A	C	A
2024AO10417	XXX	XXX	XXX	Compliance	Note is Incomplete	XXX	1	Closed	Note not in file. Data captured from alternate docs for compliance testing.	XXX	Low DTI - XXX DTI max XXX; Verified reserves - XXX months verified reserves; XXX months required on subject		XXX Lender provided a copy of the Note.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10411	XXX	XXX	XXX	Compliance	The Lender Credit and/or the Principal Reduction was not sufficient to overcome the total fee variance.	XXX	1	Closed
Missing COC for increase in Loan Discount Fee from XXX to XXX on XXX General credit of XXX only covers the increased recording fee. -- A Lender Credit for Excess Charges of XXX Principal Reduction for Excess Charges of XXX and general or specific lender credit increases of XXX were applied to the total fee variance of XXX between the baseline disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance.
										XXX	Low LTV/CLTV/HCLTV - Refinance LTV is XXX using original sales price. Added value noted in higher appraised value.; Low DTI - DTI is XXX with XXX required per guidelines.		XXX - Lender provided COC for CD issued XXX Lender also provided PCCD issued XXX	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10420	XXX	XXX	XXX	Compliance	Loan Disbursement Date is on or before the required Right of Rescission Expiration Date	XXX	2	Acknowledged	Loan Disbursement Date on Final CD is XXX which is before the Expiration Date XXX of the ROR p113.		Low LTV/CLTV/HCLTV - XXX; Verified occupancy in subject property - XXX years; Verified reserves - XXX months reserves verified; XXX months required		XXX - Lender provided PCCD with updated Disbursement Date. - Client: XXX Post Closing Corrective Action --XXX - Lender provided PCCD with updated Disbursement Date.	XXX	C	B	C	B	C	B	C	B	C	B
2024AO10425	XXX	XXX	XXX	Compliance	Missing Affiliated Business Disclosure	XXX	2	Acknowledged	Missing ABD document
Established credit history - Mid Fico score of XXX exceeds the minimum required  of XXX by XXX ; Low DTI - XXX DTI is XXX lower than the XXX Max.; Verified reserves - XXX months reserves verified; XXX months required
													Client: XXX - ABD is not in file. Verified affiliates per FACTS disclosure p.857. Per final CD no affiliates were paid fees in this transaction p704.	XXX	C	B	C	B	B	B	C	B	C	B
2024AO10425	XXX	XXX	XXX	Credit	Guideline Exception(s)	XXX	2	Acknowledged
Per guidelines p.12 the seasoning requirements for a Notice of Default is XXX years. Reinstatement documents reference the loan as of XXX p.309. Exception located on p.846 for seasoning requirements > XXX years.

Established credit history - Mid Fico score of XXX exceeds the minimum required  of XXX by XXX ; Low DTI - XXX DTI is XXX lower than the XXX Max.; Verified reserves - XXX months reserves verified; XXX months required
													Client: Lender acknowledged Exception in file.	XXX	C	B	C	B	B	B	C	B	C	B
2024AO10421	XXX	XXX	XXX	Compliance	Missing Affiliated Business Disclosure	XXX	1	Closed	No Affiliated Business Disclosure in file. Per FACTS (pg. 684) and final CD (pg. 35), affiliates used in transaction.	XXX	Low LTV/CLTV/HCLTV - Max LTV XXX Approval LTV XXX XXX lower.; Low DTI - XXX DTI is XXX lower than XXX maximum.		XXX Lender provided a copy of the affiliated business disclosure with XXX Title.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10421	XXX	XXX	XXX	Credit	Guideline Exception(s)	XXX	2	Acknowledged	Per guidelines XXX rural properties > XXX acres are ineligible. Exception XXX to proceed with XXX acres based on: XXX ltv, XXX fico, XXX dti.		Low LTV/CLTV/HCLTV - Max LTV XXX Approval LTV XXX XXX lower.; Low DTI - XXX DTI is XXX lower than XXX maximum.
XXX Investor Acknowledged Exception.  Lender submitted exception request on XXX that was approved by the XXX desk with the following compensating factors: XXX Refinance (no cash to borrower), Residual [Income], and FICO.

XXX Received existing lender approval. Exception pending client review and approval.

Client: XXX Investor Acknowledged Exception.  Lender submitted exception request on XXX that was approved by the XXX desk with the following compensating factors: XXX Refinance (no cash to borrower), Residual [Income], and FICO.
														XXX	C	B	C	B	C	B	C	B	C	B
2024AO10421	XXX	XXX	XXX	Credit	Missing Credit Report	XXX	1	Closed	Missing Credit Report	XXX	Low LTV/CLTV/HCLTV - Max LTV XXX Approval LTV XXX XXX lower.; Low DTI - XXX DTI is XXX lower than XXX maximum.		XXX Received credit report from lender.	XXX	D	A	D	A	D	A	D	A	D	A
2024AO10422	XXX	XXX	XXX	Compliance	Missing Legal Description on Mortgage/DOT	XXX	1	Closed	Copy of Legal Description not provided with DOT. See page 39	XXX	Low LTV/CLTV/HCLTV - XXX ltv, max XXX ltv allowed.; Verified housing payment history - MR XXX with XXX per VOR/bank statements; Verified credit history - XXX credit score, minimum XXX eligible.		XXX Client provided legal description (Exhibit A) attached to Mortgage - XXX Client provided legal description (Exhibit A) attached to Mortgage	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10422	XXX	XXX	XXX	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	XXX	1	Closed	Section A of Declarations on 1003 incomplete (did not complete if had ownereship in last XXX-yrs). See page 176	XXX	Low LTV/CLTV/HCLTV - XXX ltv, max XXX ltv allowed.; Verified housing payment history - MR XXX with XXX per VOR/bank statements; Verified credit history - XXX credit score, minimum XXX eligible.		XXX Received updated 1003	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10501	XXX	XXX	XXX	Credit	Guideline Exception(s)	XXX	1	Closed	Appraisal dated XXX is outside XXX guidelines of XXX days from settlement of XXX No recertification of value provided. CDA dated XXX	XXX	Minimal outstanding debt - Borrower demonstrates minimal use of consumer debt.; Verified housing payment history - Borrower has over XXX mortgage history with XXX.		XXX Client provided appraisal dated XXX - XXX Client provided appraisal dated XXX	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10501	XXX	XXX	XXX	Credit	LTV Exceeds Max Allowed	XXX	2	Acknowledged	Per matrix XXX max allowable LTV is XXX for Investor DSCR cash-out refinance. Guideline is XXX lower than actual LTV of XXX		Minimal outstanding debt - Borrower demonstrates minimal use of consumer debt.; Verified housing payment history - Borrower has over XXX mortgage history with XXX.	XXX XXX Per client. LTV is acceptable.	Client: Investor Acknowledged Exception	XXX	C	B	C	B	C	B	C	B	C	B
2024AO10502	XXX	XXX	XXX	Credit	LTV Exceeds Max Allowed	XXX	2	Acknowledged	Per matrix XXX max allowable LTV is XXX for Investor DSCR cash-out refinance. Guideline is XXX lower than actual LTV of XXX		Verified credit history - Borrower has XXX qualifying FICO with XXX months mortgage history with XXX; Minimal outstanding debt - Borrower demonstrates minimal use of consumer debt.		Client: XXX EV2 Per client. LTV is acceptable.	XXX	C	B	C	B	C	B	C	B	C	B
2024AO10503	XXX	XXX	XXX	Credit	Hazard Insurance Coverage Amount is Insufficient	XXX	1	Closed	Dwelling coverage of XXX does not cover loan amount of XXX NO extended replacement coverage indicated and no Replacement Cost Estimator provided.	XXX	Verified credit history - Fico XXX, XXX points above the minimum required of XXX for XXX LTV investor purchase. .		XXX Dwelling policy includes XXX guaranteed replacement cost endorsement. - XXX Dwelling policy includes XXX guaranteed replacement cost endorsement.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10503	XXX	XXX	XXX	Credit	Purchase Contract is Deficient	XXX	1	Closed	Purchase Contract is not dated.	XXX	Verified credit history - Fico XXX, XXX points above the minimum required of XXX for XXX LTV investor purchase. .		XXX Received signed addendum providing contract date.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10504	XXX	XXX	XXX	Credit	Missing Purchase Contract	XXX	1	Closed	Purchase contract not provided in file. Sales price entered from XXX data.	XXX	Verified credit history - Borrower has XXX qualifying FICO with XXX minimum required for LTV. ; Verified reserves - XXX months reserve required. Borrower has XXX months verified.		XXX Client provided executed purchase contract - XXX Client provided executed purchase contract	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10504	XXX	XXX	XXX	Credit	Hazard Insurance Coverage Amount is Insufficient	XXX	1	Closed	Dwelling coverage of XXX does not cover loan amount of XXX Replacement Cost Estimator not provided and extended coverage not indicated.	XXX	Verified credit history - Borrower has XXX qualifying FICO with XXX minimum required for LTV. ; Verified reserves - XXX months reserve required. Borrower has XXX months verified.		XXX Based on the appraisal in the file, p212, total estimate of cost new is XXX Policy is XXX	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10504	XXX	XXX	XXX	Property	Missing XXX required secondary valuation.	XXX	1	Closed	XXX SSR analysis not performed for property type. CDA desk review required for secondary valuation support.	XXX	Verified credit history - Borrower has XXX qualifying FICO with XXX minimum required for LTV. ; Verified reserves - XXX months reserve required. Borrower has XXX months verified.		XXX Client provided CDA supports value - XXX variance - XXX Client provided CDA supports value - XXX variance	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10510	XXX	XXX	XXX	Compliance	Missing Affiliated Business Disclosure	XXX	1	Closed	Missing Affiliated Business Disclosure. No FACTS disclosure to confirm any affiliates.	XXX
Verified reserves - Borrower has XXX reserves post-close with XXX required per program matrix. ; Verified credit history - Borrower has XXX qualifying FICO with XXX min required at XXX :TV. Good overall payment history and credit depth.
													XXX Lender provided XXX lender for XXX	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10510	XXX	XXX	XXX	Compliance	Missing Homeownership Counseling Disclosure	XXX	1	Closed	Missing Homeownership Counseling Disclosure	XXX
Verified reserves - Borrower has XXX reserves post-close with XXX required per program matrix. ; Verified credit history - Borrower has XXX qualifying FICO with XXX min required at XXX :TV. Good overall payment history and credit depth.
													XXX Lender provided a copy of the Acknowledgement.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10510	XXX	XXX	XXX	Compliance	Missing Home Loan XXX	XXX	1	Closed	Missing Home Loan XXX	XXX
Verified reserves - Borrower has XXX reserves post-close with XXX required per program matrix. ; Verified credit history - Borrower has XXX qualifying FICO with XXX min required at XXX :TV. Good overall payment history and credit depth.
													XXX Lender provided a copy of the Home Loan Toolkit.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10510	XXX	XXX	XXX	Compliance	Missing valid Change of Circumstance(s)	XXX	1	Closed	Missing Change of Circumstance form for Rate Lock on Loan Estimate XXX pg 692.	XXX
Verified reserves - Borrower has XXX reserves post-close with XXX required per program matrix. ; Verified credit history - Borrower has XXX qualifying FICO with XXX min required at XXX :TV. Good overall payment history and credit depth.
													XXX Received copy of COC dated XXX Exception cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10510	XXX	XXX	XXX	Compliance	Document Intent to Proceed with the Transaction	XXX	1	Closed
No Intent to Proceed form found in file -- You did not submit an Intent to Proceed Date, which represents the date the consumer acknowledged their intent to proceed with the transaction described by the Loan Estimate. The creditor must document this communication to satisfy the requirements of XXX Neither a creditor nor any other person may impose a fee, other than a credit report fee, before the consumer has received the Loan Estimate and indicated to the creditor an intent to proceed with the transaction described by the Loan Estimate. (12 CFR 1026.19(e)(2)(i)(A))
										XXX
Verified reserves - Borrower has XXX reserves post-close with XXX required per program matrix. ; Verified credit history - Borrower has XXX qualifying FICO with XXX min required at XXX :TV. Good overall payment history and credit depth.
													XXX Received copy of Intent to Proceed. Exception cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10510	XXX	XXX	XXX	Compliance	Initial CD Received Date is < XXX business days prior to Consummation Date	XXX	1	Closed
Closing Disclosure XXX pg 16, issued and executed XXX -- The Initial Closing Disclosure Received Date of (XXX) is not three business days before the consummation date of (XXX). Three business days before the consummation date is XXX Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction no later than XXX business days before consummation. (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii))
										XXX
Verified reserves - Borrower has XXX reserves post-close with XXX required per program matrix. ; Verified credit history - Borrower has XXX qualifying FICO with XXX min required at XXX :TV. Good overall payment history and credit depth.
													XXX Received copy of Initial CD. Exception cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10510	XXX	XXX	XXX	Credit	Missing Initial 1003 Application	XXX	1	Closed	Initial 1003 Application not provided in file.	XXX
Verified reserves - Borrower has XXX reserves post-close with XXX required per program matrix. ; Verified credit history - Borrower has XXX qualifying FICO with XXX min required at XXX :TV. Good overall payment history and credit depth.
													XXX Lender provided a copy of the initial 1003.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10510	XXX	XXX	XXX	Credit	Underwriting Loan Approval is Deficient	XXX	1	Closed
1008 dti of XXX p108, does not match lender approval dti of XXX p109. Large discrepancy in DTI and interest rate. Approval does not match note terms or income and DTI XXX Additionally, Lender Approval notes the XXX the TheF (theFlex) but contains notes referencing theXXX. Verification of correct XXX needed to ensure adherence to appropriate matrix. Need corrected 1008 and Loan approval reflecting correct approved loan terms and confirming which loan XXX the loan was approved under.
										XXX
Verified reserves - Borrower has XXX reserves post-close with XXX required per program matrix. ; Verified credit history - Borrower has XXX qualifying FICO with XXX min required at XXX :TV. Good overall payment history and credit depth.
													XXX Lender provide a copy of loan approval with terms that correspond to the terms of the Note.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10510	XXX	XXX	XXX	Credit	Loan Amount Exception	XXX	2	Acknowledged	Max loan amount per matrix is XXX based on XXX fico on XXX primary purchase on XXX guidelines. Loan amount of XXX exceeds guidelines.
Verified reserves - Borrower has XXX reserves post-close with XXX required per program matrix. ; Verified credit history - Borrower has XXX qualifying FICO with XXX min required at XXX :TV. Good overall payment history and credit depth.

XXX - Received copy of lender requested Loan Exception Request for Loan Amount with updated 1008 and updated DTI.

**Exception Remains** for Investor Exception required. Lender notices cites the following compensating factors of: XXX reserves, XXX residual income, XXX DTI, XXX mortgage history, XXX years on job and XXX years in home.

XXX Lender requested exception for loan amount.

Investor Exception required: Cited compensating factors of XXX reserves, XXX residual income, XXX DTI, XXX mortgage history, XXX years on job and XXX years in home.

XXX Lender requested exception for loan amount. Cited compensating factors of XXX reserves, XXX residual income, XXX DTI, XXX mortgage history, XXX years on job and XXX years in home. Pending client review.
													Client: Investor Acknowledged Loan Amount Exception based on the following: DTI XXX XXX Mid FICO, and XXX mths verified reserves.	XXX	C	B	C	B	C	B	C	B	C	B
2024AO10510	XXX	XXX	XXX	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	XXX	2	Acknowledged	Final 1003, p24, does not reflect new mortgage debt from refinance of departing residence evidenced on CD, p413. Need corrected Final 1003 signed by borrower.
Verified reserves - Borrower has XXX reserves post-close with XXX required per program matrix. ; Verified credit history - Borrower has XXX qualifying FICO with XXX min required at XXX :TV. Good overall payment history and credit depth.

XXX - Received copy of lender corrected application adding departing residence with updated 1008 and updated DTI.

**Exception Remains**. Corrected 1003 is not executed by the borrower or Investor Exception Required.

XXX Lender provided corrected application adding departing residence.

Investor Exception required:  Corrected 1003 was not executed by borrower.
													Client: Investor Acknowledged Exception to accept updated PC 1003.	XXX	C	B	C	B	C	B	C	B	C	B
2024AO10510	XXX	XXX	XXX	Compliance	Initial Closing Disclosure Sent Method Not In Person and No Received Date	XXX	1	Closed
New based on receipt of Initial CD, which was sent by XXX mail. -- The Initial Closing Disclosure was provided on (XXX) via XXX Mail). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction not later than XXX business days prior to the consummation date of (XXX). Since the Initial Closing Disclosure was not provided in person, a consumer is considered to have received it on (XXX), which is three business days after it was delivered or placed in the mail. Since the Initial Closing Disclosure was not provided to the consumer in person, it should have been provided to the consumer no later than XXX for consummation to occur on (XXX). (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii)).
										XXX
Verified reserves - Borrower has XXX reserves post-close with XXX required per program matrix. ; Verified credit history - Borrower has XXX qualifying FICO with XXX min required at XXX :TV. Good overall payment history and credit depth.
													XXX Received copy of signed CD issued XXX eSigned XXX	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10518	XXX	XXX	XXX	Property	Missing XXX Party Appraisal Review	XXX	1	Closed	XXX analysis not performed for property type. Secondary/CDA Review not provided in file.	XXX	Verified reserves - Borrower has over XXX months reserves with cash-out proceeds. ; Verified ownership of subject property - Borrower has over XXX ownership in subject property.		XXX Lender provided a copy of the XXX and XXX Value supported.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10518	XXX	XXX	XXX	Credit	Missing Credit Report	XXX	1	Closed	Original lender Credit Report not provided in file. Unable to validate borrower meets credit XXX for loan XXX	XXX	Verified reserves - Borrower has over XXX months reserves with cash-out proceeds. ; Verified ownership of subject property - Borrower has over XXX ownership in subject property.		XXX Lender provided a copy of the credit report.	XXX	D	A	D	A	D	A	D	A	D	A
2024AO10518	XXX	XXX	XXX	Credit	Rental income is being used from an expired lease	XXX	1	Closed
Leases used for qualification XXX and XXX are expired. Month-to-month language does not exist. No extension agreements provided. Leases provided do match market rent and appraisal indicated tenant occupied.
										XXX	Verified reserves - Borrower has over XXX months reserves with cash-out proceeds. ; Verified ownership of subject property - Borrower has over XXX ownership in subject property.		Appraisal indicates the total actual and estimated monthly payment of XXX	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10518	XXX	XXX	XXX	Credit	Missing Initial 1003 Application	XXX	1	Closed	Initial 1003 Application not provided in file.	XXX	Verified reserves - Borrower has over XXX months reserves with cash-out proceeds. ; Verified ownership of subject property - Borrower has over XXX ownership in subject property.		XXX Lender provided a copy of the initial 1003.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10518	XXX	XXX	XXX	Credit	Underwriting Loan Approval is Deficient	XXX	1	Closed
1008 indicates interest rate of XXX lender approval p233 indicates interest rate of XXX Executed Note reflects rate of XXX 1008 and approval to be updated with correct final terms of loan. Lender used XXX in rents and leases support XXX Review DSCR is XXX with correct rents and P&I payment.
										XXX	Verified reserves - Borrower has over XXX months reserves with cash-out proceeds. ; Verified ownership of subject property - Borrower has over XXX ownership in subject property.	XXX Partially cleared. Lender provided corrected 1008. ***Finding remains. Lender to provide a corrected loan approval.	XXX Lender provided a copy of the loan approval.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10519	XXX	XXX	XXX	Compliance	Missing Affiliated Business Disclosure	XXX	1	Closed	Missing Affiliated Business Disclosure. No FACTS disclosure to cross verify affiliates.	XXX
Verified reserves - XXX month reserve requirement/ XXX XXX months reserves verified; Verified liquid assets and/or savings history - Over XXX verified liquid assets; Low DTI - XXX DTI, maximum XXX allowed.
													XXX Lender XXX in file.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10519	XXX	XXX	XXX	Compliance	Missing Homeownership Counseling Disclosure	XXX	1	Closed	Copy of Homeownership Counseling Disclosure not within image file	XXX
Verified reserves - XXX month reserve requirement/ XXX XXX months reserves verified; Verified liquid assets and/or savings history - Over XXX verified liquid assets; Low DTI - XXX DTI, maximum XXX allowed.
													XXX Lender provided a copy of the XXX of Receipt.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10519	XXX	XXX	XXX	Compliance	Missing Intent to Proceed	XXX	1	Closed	Copy of XXX not provided within image file	XXX
Verified reserves - XXX month reserve requirement/ XXX XXX months reserves verified; Verified liquid assets and/or savings history - Over XXX verified liquid assets; Low DTI - XXX DTI, maximum XXX allowed.
													XXX Lender provided a copy of the Intent to Proceed	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10519	XXX	XXX	XXX	Compliance	Missing Home Loan Toolkit	XXX	1	Closed	Copy of XXX not provided within image file	XXX
Verified reserves - XXX month reserve requirement/ XXX XXX months reserves verified; Verified liquid assets and/or savings history - Over XXX verified liquid assets; Low DTI - XXX DTI, maximum XXX allowed.
													XXX Lender provided a copy of the Home Loan Toolkit.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10519	XXX	XXX	XXX	Compliance	Missing Initial Loan Estimate	XXX	1	Closed	Earliest Loan Estimate provided issued XXX See page 427	XXX
Verified reserves - XXX month reserve requirement/ XXX XXX months reserves verified; Verified liquid assets and/or savings history - Over XXX verified liquid assets; Low DTI - XXX DTI, maximum XXX allowed.
													XXX Received copy of Initial LE. Exception cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10519	XXX	XXX	XXX	Compliance	Initial Loan Estimate Sent Date > XXX Business Days from Application Date (XXX)	XXX	1	Closed
Earliest Loan Estimate provided issued XXX See page 427. Application date of XXX applied, due to Initial 1003 date of XXX See page 136  -- The Initial Disclosure Date (XXX) is more than XXX business days from the Application Date (XXX). Three business days from the Application Date is (XXX). Under Regulation Z, a Loan Estimate must be delivered or placed in the mail not later than the XXX business day after receiving a consumer's application.(12 CFR 1026.19(e)(1)(iii))
										XXX
Verified reserves - XXX month reserve requirement/ XXX XXX months reserves verified; Verified liquid assets and/or savings history - Over XXX verified liquid assets; Low DTI - XXX DTI, maximum XXX allowed.
													XXX Received copy of Initial LE. Exception cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10519	XXX	XXX	XXX	Compliance	Missing Evidence of Re-disclosure and a valid COC for the sum of non-specific (lump sum) lender credits and specific lender credits XXX that have decreased from the amount disclosed on the Loan Estimate/Closing Disclosure.	XXX	1	Closed
The sum of non-specific (lump sum) lender credits and specific lender credits XXX has decreased from the amount disclosed on the Loan Estimate sent on XXX, XXX Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)).
										XXX
Verified reserves - XXX month reserve requirement/ XXX XXX months reserves verified; Verified liquid assets and/or savings history - Over XXX verified liquid assets; Low DTI - XXX DTI, maximum XXX allowed.

XXX Received doc labeled COC Lender Credits. XXX contains XXX cover sheet, unsigned ATR certification, unsigned Consent of Spouse, XXX issued XXX unsigned Lock-in Agreement, Mortgage Loan Commitment. COC not provided. Exception remains.
													XXX Received COC issued XXX Loan Amount and Rate was lowered.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10519	XXX	XXX	XXX	Compliance	Document Intent to Proceed with the Transaction	XXX	1	Closed
Copy of XXX not provided within image file -- You did not submit an Intent to Proceed Date, which represents the date the consumer acknowledged their intent to proceed with the transaction described by the Loan Estimate. The creditor must document this communication to satisfy the requirements of 1026.25. Neither a creditor nor any other person may impose a fee, other than a credit report fee, before the consumer has received the Loan Estimate and indicated to the creditor an intent to proceed with the transaction described by the Loan Estimate. (12 CFR 1026.19(e)(2)(i)(A))
										XXX
Verified reserves - XXX month reserve requirement/ XXX XXX months reserves verified; Verified liquid assets and/or savings history - Over XXX verified liquid assets; Low DTI - XXX DTI, maximum XXX allowed.
													XXX Received copy of Intent to Proceed. Exception cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10519	XXX	XXX	XXX	Property	XXX Appraisal Requirements are Not Met	XXX	1	Closed	Appraisal does not contain verbiage affirming that it was prepared in accordance with Title XXX of XXX and any implementing regulations as required for HPMLs.	XXX
Verified reserves - XXX month reserve requirement/ XXX XXX months reserves verified; Verified liquid assets and/or savings history - Over XXX verified liquid assets; Low DTI - XXX DTI, maximum XXX allowed.
													XXX Received Appraisal with updated addendum stating compliance with Title XXX	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10519	XXX	XXX	XXX	Compliance	Missing valid Change of Circumstance(s)	XXX	1	Closed	NEW based on receipt of Initial LE. Missing COC for interim LE issued XXX Numerous items changed from Initial LE including loan amount, rate and APR.	XXX
Verified reserves - XXX month reserve requirement/ XXX XXX months reserves verified; Verified liquid assets and/or savings history - Over XXX verified liquid assets; Low DTI - XXX DTI, maximum XXX allowed.
													XXX Received COC dated XXX	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10450	XXX	XXX	XXX	Credit	Hazard Insurance Coverage Amount is Insufficient	XXX	1	Closed	Dwelling coverage of XXX does not cover loan amount of XXX No evidence of replacement cost or extended replacement coverage provided in the loan file.	XXX
Verified credit history - Borrower's credit report in file (pg. 57) reflects an established credit history since XXX.  ; Minimal outstanding debt - Per the borrower's credit report in file (pg. xx), there is an established credit history since early XXX with evidence of multiple revolving and installment account history with a satisfactory payment history. Borrower's have minimal outstanding revolving debt and one open/active installment loan (automobile) also supporting conservative credit use.  ; Verified ownership of subject property - File Appraisal, tax returns and title evidence confirm the subject property is an investment property and has been owned by the borrower(s) since XXX.  All payments as verified on the credit report as paid XXX.
													XXX Lender provided response. The HOI does state "Replacement Costs will cover up to dwelling limits".	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10406	XXX	XXX	XXX	Credit	Missing Employment doc (VVOE)	XXX	1	Closed	Missing Self employment verification documentation for XXX	XXX	Verified liquid assets and/or savings history - XXX months reserves verified, XXX months required for subject; Verified credit history - XXX FICO with minimum XXX		XXX Lender provided Articles, XXX, and SoS info to validate self-employment	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10427	XXX	XXX	XXX	Compliance	The Lender Credit and/or the Principal Reduction was not sufficient to overcome the total fee variance.	XXX	1	Closed
General Credit of XXX covers the increase in the Desk Review Fee, but does not offset the increase in the Loan Discount Fee. Missing COC for increase in Loan Discount fee.  Last LE issued XXX showed Discount fee of XXX Initial CD issued XXX showed XXX final CD issued XXX shows fee at XXX --

A Lender Credit for Excess Charges of XXX Principal Reduction for Excess Charges of XXX and general or specific lender credit increases of XXX were applied to the total fee variance of XXX between the baseline disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance.
										XXX	Verified housing payment history - MR XXX with XXX Verified reserves - XXX months verified; XXX months on subject plus XXX months other REO required
XXX Received copy of seller CD, and borrower CD issued XXX Exception remains.

XXX Received copy of PCCD issued XXX Fees and costs are identical to Final CD issued XXX Still missing valid COC for increase in Loan Discount Fee.
													XXX Received COC for CD issued XXX Exception cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10424	XXX	XXX	XXX	Compliance	Missing Net-tangible Benefit worksheet	XXX	1	Closed	State specific Net-tangible Benefit Worksheet / Disclosure not provided.	XXX	Low LTV/CLTV/HCLTV - LTV/CLTV XXX. XXX below the maximum required for this loan characteristic.; Verified credit history - Fico XXX. XXX points above the minimum required for this loan characteristic.		XXX Lender provided a copy to the XXX	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10424	XXX	XXX	XXX	Credit	Insufficient Verified Reserves (Number of Months)	XXX	2	Acknowledged	Per product matrix, XXX reserves required post-closing. After paying funds-to-close, borrower has XXX in reserves which is less than XXX month. Borrower is XXX short on reserve requirement of XXX		Low LTV/CLTV/HCLTV - LTV/CLTV XXX. XXX below the maximum required for this loan characteristic.; Verified credit history - Fico XXX. XXX points above the minimum required for this loan characteristic.
Mitigated Risk: XXX - lender provided an updated bank printout with the balance reflected on day prior to closing funds withdrawal as sufficient; however, printout is dated XXX (post closing) but reflects a balance of XXX which calculates to the borrower being short XXX in reserves as of XXX Borrower reserves requirement is XXX months and as of printout date has XXX months. Sufficient assets were verified on XXX as remainin
														XXX	C	B	C	B	C	B	C	B	C	B
2024AO10426	XXX	XXX	XXX	Compliance	Missing Affiliated Business Disclosure	XXX	2	Acknowledged	ABD not provided within image file		Verified credit history - XXX; Low DTI - XXX DTI is XXX lower than XXX maximum.		Client: XXX is not in file. Verified affiliates per FACTS disclosure p.198. Per final CD no affiliates were paid fees in this transaction p19	XXX	C	B	C	B	B	B	C	B	C	B
2024AO10428	XXX	XXX	XXX	Compliance	Estimated Total Minimum/Maximum Payment Amount does not match the Disclosed Closing Disclosure Projected Payments Table (12 CFR 1026.37(b)(3))	XXX	1	Closed
The Estimated Total Maximum Payment Amount in column XXX of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of XXX while the Calculated Projected Payments Table has a value of XXX
										XXX	Low LTV/CLTV/HCLTV - XXX Max LTV/ verified LTV XXX; Verified reserves - XXX months required reserves/ XXX months reserves verified		XXX Received final CD. Exception cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10428	XXX	XXX	XXX	Credit	Hazard Insurance Coverage Amount is Insufficient	XXX	1	Closed	Missing sufficient dwelling coverage for subject. Loan amount XXX replacement cost estimator XXX HOI dwelling coverage XXX (HOI didn't reflect replacement cost)	XXX	Low LTV/CLTV/HCLTV - XXX Max LTV/ verified LTV XXX; Verified reserves - XXX months required reserves/ XXX months reserves verified		XXX Lender provided updated insurance policy information with replacement cost coverage selected.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10419	XXX	XXX	XXX	Property	Property Type is prohibited	XXX	2	Acknowledged	Subject property rural XXX acres. per XXX - XXX guidelines, rural property > XXX acres inelligible.		Verified reserves - XXX months reserves verified; XXX months were required		Client: XXX EV2 Investor Acknowledged Exception.	XXX	C	B	C	B	C	B	C	B	C	B
2024AO10520	XXX	XXX	XXX	Compliance	Missing Intent to Proceed	XXX	1	Closed	Intent to proceed document is missing in file	XXX	Verified reserves - XXX months reserves verified; XXX months were required		XXX Received Intent to Proceed	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10520	XXX	XXX	XXX	Compliance	Missing Home Loan XXX	XXX	1	Closed	Home Loan Toolkit is missing in file	XXX	Verified reserves - XXX months reserves verified; XXX months were required		XXX Received Home Loan Toolkit	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10520	XXX	XXX	XXX	Compliance	Missing XXX Disclosure	XXX	1	Closed	E-sign disclosure is missing in file	XXX	Verified reserves - XXX months reserves verified; XXX months were required		XXX Received Executed XXX Consent Disclosure	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10520	XXX	XXX	XXX	Credit	Missing XXX Report	XXX	1	Closed	Missing Credit Report	XXX	Verified reserves - XXX months reserves verified; XXX months were required		XXX Lender provided a copy of the credit report.	XXX	D	A	D	A	D	A	D	A	D	A
2024AO10520	XXX	XXX	XXX	Credit	Missing Verification of Rental	XXX	1	Closed	Missing Verification of Rental	XXX	Verified reserves - XXX months reserves verified; XXX months were required		Lender provided a Credit Plus Supplemental report, dated XXX with all VOR information required.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10520	XXX	XXX	XXX	Compliance	Missing Note	XXX	1	Closed	Missing executed copy of the Note	XXX	Verified reserves - XXX months reserves verified; XXX months were required		XXX Received Note.	XXX	D	A	D	A	D	A	D	A	D	A
2024AO10520	XXX	XXX	XXX	Credit	Credit Documentation is Insufficient	XXX	1	Closed	Guideline exception for using XXX acct statements and VOR on credit supplement per loan approval. Lender exception was not in file	XXX	Verified reserves - XXX months reserves verified; XXX months were required		XXX Lender provided a copy of the excerpt of guidelines to validate the use of the XXX statements and Credit Supplemental VOR.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10520	XXX	XXX	XXX	Compliance	Initial CD Received Date is < XXX business days prior to Consummation Date	XXX	1	Closed
NEW XXX Initial CD not in file. -- The Initial Closing Disclosure Received Date of (XXX) is not three business days before the consummation date of (XXX). XXX business days before the consummation date is XXX Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction no later than XXX business days before consummation. (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii))
										XXX	Verified reserves - XXX months reserves verified; XXX months were required	XXX Lender provided disclosure tracking, shows Initial CD sent and received on XXX **Finding Remains** Initial CD is not provided in file.	XXX Initial CD dated XXX received.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10505	XXX	XXX	XXX	Credit	Missing Loan Approval Date	XXX	1	Closed	Undated 1008 provided. Lender conditional approval needed to verify approval date.	XXX	Verified reserves - Borrower has XXX months verified reserves. ; Low LTV/CLTV/HCLTV - Purchase LTV is XXX, which is XXX below guideline of XXX.		XXX Lender provided a copy of the loan commitment.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10505	XXX	XXX	XXX	Credit	Missing Purchase Contract	XXX	1	Closed	Purchase Contract not provided in file.	XXX	Verified reserves - Borrower has XXX months verified reserves. ; Low LTV/CLTV/HCLTV - Purchase LTV is XXX, which is XXX below guideline of XXX.		XXX Lender provided a copy of the purchase agreement.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10522	XXX	XXX	XXX	Credit	Credit Documentation is Insufficient	XXX	2	Acknowledged	Missing Seller CD.		Verified credit history - Middle credit score XXX with no history of delinquency reported in the past XXX months.; Verified reserves - XXX months verified reserves > XXX months required.		Client: XXX Non-Material	XXX	C	B	C	B	C	B	C	B	C	B
2024AO10521	XXX	XXX	XXX	Credit	Missing Initial 1003 Application	XXX	2	Acknowledged	Initial 1003 Application, executed by borrower, not provided in file.
Verified reserves - Borrower has XXX months reserves post-closing which exceeds the XXX months required per matrix; Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines. ; Low LTV/CLTV/HCLTV - Loan LTV is XXX with XXX Max allowable.
													Client: XXX Investor Acknowledged Exception	XXX	C	B	C	B	B	B	C	B	C	B
2024AO10524	XXX	XXX	XXX	Compliance	Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure	XXX	2	Acknowledged
No COC provided for increase in transfer tax -- The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on XXX: Underwriting Fee, Documentary Tax Stamps/Transfer Tax - City/County. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)).
											Low DTI - Borrowers qualifying DTI is XXX which is XXX lower than XXX allowable per guideline.
XXX Received copy of LOE indicating PCCD and payment history sent to borrower showing cure of XXX Missing copy of PCCD and Payment History. Finding remains.

XXX Received copy of LOE indicating PCCD and payment history sent to borrower showing cure of XXX Missing copy of PCCD and Payment History. Finding remains.

XXX Received copy of payment history and PCCD. Exception cleared.  - Client: XXX EV2 Post Closing Corrective Action- Received copy of payment history and PCCD. XXX Received copy of LOE indicating PCCD and payment history sent to borrower showing cure of XXX
														XXX	C	B	C	B	C	B	C	B	C	B
2024AO10524	XXX	XXX	XXX	Credit	Insufficient Verified Funds to Close	XXX	1	Closed
Borrower Closing Disclosure indicates additional deposit of XXX that is not sourced. Borrower current asset balances do not support sufficient funds to cover this deposit as cash-to-close. Wire confirmation XXX shows this deposit as paid from an XXX for which documentation was not provided.
										XXX	Low DTI - Borrowers qualifying DTI is XXX which is XXX lower than XXX allowable per guideline.
XXX Lender provided duplicate copy of account #5351

**Finding remains** Using XXX and XXX and EMD of XXX and XXX borrower is still -XXX short funds-to-close. Additional assets are required.

XXX Lender comment: Borrower is self-employed and sourcing large deposit is not required.

XXX Exception remains:  Lender providedXXX business statement.

*** Exception remains missing source of deposit in the amount XXX

XXX Lender provided Transaction summary from day before previous XXX stmt provided. XXX balance is lower than Transaction summary by amount of wire to title for funds to close. Using pre-wire balance per transaction summary from XXX stips.
														XXX	C	A	C	A	C	A	C	A	C	A
2024AO10524	XXX	XXX	XXX	Credit	Insufficient verified reserves	XXX	1	Closed	Borrower does not meet required reserves. As verified assets do not cover cash-to-close, there are no remaining funds to apply towards XXX reserve requirement.	XXX	Low DTI - Borrowers qualifying DTI is XXX which is XXX lower than XXX allowable per guideline.
XXX Lender provided duplicate copy of XXX

**Finding remains** Using aXXX and XXX and EMD of XXX and XXX borrower is still short funds-to-close and no additional funds are available to cover reserves requirement. Additional assets are required.
													XXX Based on updated statements total reserves verified XXX Total Required XXX	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10524	XXX	XXX	XXX	Credit	Income Documentation is Insufficient	XXX	2	Acknowledged
Per XXX 2.3 Credit guidelines section XXX use of XXX XXX bank statement requires XXX business bank statements to be provided. No XXX are provided in file. XXX does not appear to be comingled as indication of XXX existence is in file with copies of cancelled checks provided from borrower.
											Low DTI - Borrowers qualifying DTI is XXX which is XXX lower than XXX allowable per guideline.	XXX Lender provided duplicate copy of XXX. **Finding remains** XXX is not a XXX, no comingled. Three months business statements are required per guides.	Client: EV2 Investor Acknowledged Exception.	XXX	C	B	C	B	C	B	C	B	C	B
2024AO10526	XXX	XXX	XXX	Credit	Guideline Exception(s)	XXX	2	Acknowledged
Missing Borrower Certification of Business Purpose Affidavit as required for DSCR loans. Lender file contains a Occupancy Certification stating that the borrower will not occupy the subject property as a principal residence or second home and a cash out letter stating that proceeds will be used to reinvest in new properties as well as cash reserves.
											Verified credit history - Established credit user oldest tradeline XXX, XXX revolving credit utilization.		Investor Acknowledged Exception - Client: Investor Acknowledged Exception	XXX	C	B	C	B	C	B	C	B	C	B
2024AO10526	XXX	XXX	XXX	Credit	Insufficient Verified Reserves (Number of Months)	XXX	2	Acknowledged
Short evidence of borrower own funds to meet reserves. Total reserves required per guidelines is XXX total months.  Guidelines do not allow use of cash out proceeds without a lender acknowledged exception. Cash out proceeds are sufficient to meet reserves.
											Verified credit history - Established credit user oldest tradeline XXX, XXX revolving credit utilization.		Client: XXX Investor Acknowledged Exception.	XXX	C	B	C	B	C	B	C	B	C	B
2024AO10461	XXX	XXX	XXX	Credit	Number of Properties Owned by Borrower exceeds Guidelines	XXX	2	Acknowledged
Borrower exceed limited XXX loans with Impac not to exceed XXX Subject is one of XXX new concurrent loans, making a total of XXX loans with Impac with a combined balance of XXX Lender Exception requested/approved p.118/121 to be approved by client.

Low LTV/CLTV/HCLTV - Loan LTV is XXX, XXX lower than XXX LTV permitted per program matrix p.1 ; Verified ownership of subject property - Borrower has XXX years ownership verified by title commitment /Quitclaim deed dated XXX; Verified credit history - Borrower has XXX qualifying FICO which is XXX points higher than program minimum XXX  score.
												XXX Recd confirmation from XXX ok to waive. XXX - Received comment that XXX approved exception. * Finding remains. No evidence provided of client approval.	Client: Investor Acknowledged Exception	XXX	C	B	C	B	C	B	C	B	C	B
2024AO10462	XXX	XXX	XXX	Credit	Number of Properties Owned by Borrower exceeds Guidelines	XXX	2	Acknowledged
Borrower exceed limited XXX loans with Impac not to exceed XXX Subject is one of two new concurrent loans, making a total of XXX loans with XXX with a combined balance of XXX Lender Exception requested/approved p.118/121 to be approved by client.
											Low LTV/CLTV/HCLTV - Loan LTV is XXX, XXX lower than XXX LTV permitted per program matrix p.1.; Verified reserves - Total verified XXX months reserves which exceeds XXX requires per matrix.	XXX Confirmation of exception received. XXX - Received comment that XXX approved exception. * Finding remains. No evidence provided of client approval.	Client: XXX Investor acknowledged exception. Total exposure to investor is XXX loans for XXX	XXX	C	B	C	B	C	B	C	B	C	B
2024AO10463	XXX	XXX	XXX	Compliance	ROR cannot expire in less than XXX business days from the execution or transaction date	XXX	2	Acknowledged
XXX did not disclose valid XXX day rescission period. XXX transaction date and execution date is XXX and ROR expiration date is XXX Due to holiday on XXX earliest valid expiration date was XXX Requires re-opening of XXX to cure.
											Low LTV/CLTV/HCLTV - Loan LTV is XXX, XXX lower than XXX LTV permitted per program matrix p.1.; Verified reserves - Total verified XXX months reserves which exceeds XXX requires per matrix.
XXX - Received correspondence between Lender and Borrower demonstrating efforts to cure.

*Exception remains as not curable. More than XXX days have passed since discovery.

XXX - Received from lender updated copies of the Notice of Right to Cancel signed on XXX with rescission expiration on XXX

*Exception remains as not curable. More than XXX days have passed since discovery.

XXX - Lender provided a statement of: "we ask that you please clear the pending defect. Although the XXX form notes the end of the rescission as XXX the loan did not disburse until XXX This allowed the borrower more than the required XXX days of rescission. CD and XXX screenshots attached.

**Exception Remains** Lender to provide Post-Closing issued CD and Updated Settlement Statement and re-opened Rescission with an Letter of explanation to the borrowers to confirm disclosure was made to the borrower with the corrected figures and funding date of XXX Loan review is not eligible to clear until after the re-opened rescission has lapsed.

XXX - XXX uploaded LOE explaining XXX with PCCD Disbursement Date= XXX
*Finding Remains*. No documentation provided for review.
													Client: XXX Received copy of XXX showing lender contacted borrower within XXX days of discovery requesting re-signed XXX Borrower was slow to respond. XXX for post-close cure.	XXX	C	B	C	B	C	B	C	B	C	B
2024AO10463	XXX	XXX	XXX	Credit	Missing Flood Insurance Cert.	XXX	1	Closed	Flood Insurance Cert is not provided in file.	XXX	Low LTV/CLTV/HCLTV - LTV/CLTV XXX which is XXX lower than XXX permitted per matrix.; Low DTI - Verified DTI is XXX which is XXX lower than XXX DTI permitted per matrix.	XXX - Uploaded flood cert. *Finding Remains*. No documentation provided for review.
XXX - Lender provided the Flood Certificate with a comment to clear as Cert indicates under Section D that the subject property is not in a special flood Hazard area. XXX D does not require Flood Insurance. **Exception Cleared**.
														XXX	C	A	C	A	C	A	C	A	C	A
2024AO10465	XXX	XXX	XXX	Credit	Missing Loan Approval Date	XXX	2	Acknowledged	Undated 1008 provided. Lender Conditional Approval needed for approval date to verify correct guidelines used for approval and review.		Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines.		Client: Client Acknowledge Exception, lender provided updated 1008.	XXX	C	B	C	B	C	B	C	B	C	B
2024AO10466	XXX	XXX	XXX	Compliance	Missing Evidence of Re-disclosure and a valid COC for the sum of non-specific (lump sum) lender credits and specific lender credits XXX that have decreased from the amount disclosed on the Loan Estimate/Closing Disclosure.	XXX	2	Acknowledged
Amount of specific lender credits (lender paid fees) has decreased without a COC or off-setting general lender credit. --

The sum of non-specific (lump sum) lender credits and specific lender credits XXX has decreased from the amount disclosed on the Closing Disclosure sent on XXX, XXX Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)).

Established credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines. ; Verified reserves - Borrower has XXX reserves post-closing which exceeds XXX required per matrix.

XXX Copy of executed settlement statement reflecting XXX due to the borrower received.

XXX Received memo from lender with copy of revised Alta statement. Memo says XXX was reimbursed from closing company so please clear the condition.

***Finding Remains: Revised settlement statement dated XXX is not signed by closing agent, and no copy of check to borrower for XXX was included. First PCCD to borrower showing this additional XXX credit was issued on XXX

XXX Received copy of LOE, PCCD dated XXX and check for XXX and fed XXX tracking showing package was delivered to borrower on XXX PCCD shows a further reduction in specific credits and a new General Lender Credit for XXX Check to borrower was only XXX ***Finding remains as borrower is owed another XXX to make full reimbursement for the General Credit of XXX

XXX Received memo from lender stating the credit is for specific fees (lender paid fees), not a General Lender Credit, and that the CD identifies the fees paid by the lender. ****Finding Remains. A decrease in Specific Lender Credits without a valid COC or offsetting increase in the General Lender Credit is a technical violation of XXX

XXX - Received response of "this is a common finding that Impac states are lump sum credits towards closing costs and not specific".

*Finding Remains* - Specific lender credits that decrease without a valid COC is a technical violation of XXX

1 - Client: XXX Post closing corrective action;

XXX Copy of executed settlement statement reflecting XXX due to the borrower received;

XXX Received copy of LOE, PCCD dated XXX and check for XXX and fed XXX tracking showing package was delivered to borrower on XXX PCCD shows a further reduction in specific credits and a new General Lender Credit for XXX Check to borrower was only XXX
														XXX	C	B	C	B	C	B	C	B	C	B
2024AO10466	XXX	XXX	XXX	Compliance	Affiliated Business Disclosure Not Provided Within XXX Business Days of Application	XXX	1	Closed	Affiliated Business Disclosure was provided XXX and executed XXX Application date XXX	XXX
Established credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines. ; Verified reserves - Borrower has XXX reserves post-closing which exceeds XXX required per matrix.
													Lender provided ABD which indicates affiliates; however, no affiliates paid on transaction per CD in file. ABD not required.	XXX	B	A	B	A	B	A	B	A	B	A
2024AO10468	XXX	XXX	XXX	Compliance	Missing Affiliated Business Disclosure	XXX	2	Acknowledged	Affiliated Business Disclosure not provided in file.
Low LTV/CLTV/HCLTV - Loan LTV/CLTV is XXX which is XXX below the maximum XXX LTV permitted by the applicable GL ; Verified employment history - Borrower has stable self-employment with more than XXX years verified.
													Client: EV2 FACTS disclosure indicates affiliates; however no affiliates paid on transaction.	XXX	C	B	C	B	B	B	C	B	C	B
2024AO10469	XXX	XXX	XXX	Credit	Missing Schedule of Real Estate Owned	XXX	1	Closed	Properties listed as retained for investment on initial application (p.42, XXX at XXX. and XXX. do not appear on final application (p. 6, XXX).	XXX	Net tangible benefit - Subject owner non-occupied transaction reflects a refinance from an interest rate of XXX to a fixed rate at XXX. Subject PITIA is being reduced by XXX per month.
XXX - Received duplicate copy of previous lender rebuttal from XXX
**Finding Remains** Updated final 1003 needed with all properties disclosed. Payments not utilized for DSCR qualification but all obligations required to be disclosed on 1003.

XXX - Received lender response of: "please clear as the pending defect was assigned to an XXX. The approval terms are based on qualifying DSCR calculation and not DTI. Credit report does not provide any information that indicates the borrower financed the property and the only reason the property would need to be considered would be due to calculation of".

**Exception Remains** The final 1003 is deficient as the Borrower's initial 1003 application disclosed the properties as owned and the final 1003 should reflect this same information. Lender to provide an updated 1003 reflecting the omitted properties owned under Section 3.

XXX Lender provided property profiles for stated REO's

*Finding remains* Updated 1003 with these properties added to Section XXX is needed.
													XXX Property profiles show these XXX properties are owned by borrower's business, not by borrower individually. Exception cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10469	XXX	XXX	XXX	Credit	LTV Exceeds Max Allowed	XXX	1	Closed
Review LTV is XXX which exceeds max LTV of XXX per Investor Program XXX. Borrower purchased property XXX for XXX and appraiser notes XXX condition with no recent updates. Lender used current appraised value of XXX for LTV. Review using original purchase price for LTV per XXX selling guide for XXX seasoning. Does not meet delayed financing qualifications.
										XXX	Net tangible benefit - Subject owner non-occupied transaction reflects a refinance from an interest rate of XXX to a fixed rate at XXX Subject PITIA is being reduced by XXX per month.
XXX - Received duplicate copy of previous lender rebuttal from XXX

**Finding Remains** Property purchased within last XXX to qualify using original purchase price for LTV calculations in absence of delayed financing rules. Unable to use appraised value with no documented improvements provided to compensate for increased value from purchase.

XXX - Received lender response of: please clear as the pending defect was the DSCR supports the correct calculation for LTV.  Guidelines support that the appraised value should be used for Rate and Term transaction (pg. 6 of guidelines)

**Exception Remains**. Guidelines state (pg. 6/9) that if subject property was purchased within the past XXX months it is only eligible for a cash-out refinance provided XXX Financing Exception is met. Subject does not meet the XXX delayed financing exception.

XXX Lender stated uploaded docs.

*Finding remains* No documents provided. Review used original purchase price for LTV per XXX selling guide for XXX seasoning. Does not meet delayed financing qualifications.
													XXX criteria for prior sale price is for cash-out refinances. Subject is a rate and term refinance. Exception cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10469	XXX	XXX	XXX	Credit	Asset Documentation is Insufficient	XXX	1	Closed	Per XXX section XXX must be sourced and seasoned for XXX by most recent XXX statements. Asset statements provided in file are for XXX period and do not meet guidelines for full verification.	XXX	Net tangible benefit - Subject owner non-occupied transaction reflects a refinance from an interest rate of XXX to a fixed rate at XXX Subject PITIA is being reduced by XXX per month.		XXX Lender provided additional asset statement to complete XXX documentation requirement.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10525	XXX	XXX	XXX	Credit	Purchase Contract is Deficient	XXX	2	Acknowledged	A seller credit of XXX is listed on Borrower CD but is not listed on the purchase contract or seller settlement statement.
Verified reserves - Reserves verified are XXX months, guideline requires XXX months.; Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines. ; Low DTI - Borrower verified DTI is XXX, which is below max allowable XXX  DTI.

XXX Lender provided duplicate copies of Addendum to Sales Contract dated XXX and Seller's Settlement Statement dated XXX XXX  Seller credit not addressed on either document.

**Finding remains** Seller credit paid to borrower is not listed on Seller CD nor purchase contract.

XXX Lender provided duplicate copy of buyer and seller settlement statements previously provided in original loan file.

**Finding remains. Seller credit paid to borrower is not listed on Seller CD / ALTA nor purchase contract.
													Client: Investor acknowledged exception: Seller credit is minimal (Less than XXX	XXX	C	B	C	B	C	B	C	B	C	B
2024AO10525	XXX	XXX	XXX	Credit	Asset Documentation is Insufficient	XXX	2	Acknowledged	Correspondent loan underwritten to XXX 2.3 Credit guides. Loan requires XXX statements for asset documentation and only XXX month statements provided.
Verified reserves - Reserves verified are XXX months, guideline requires XXX months.; Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines. ; Low DTI - Borrower verified DTI is XXX, which is below max allowable XXX  DTI.

XXX Lender provided bank statements already in XXX file. Loan requires XXX statements for each XXX (XXX). Only XXX month provided.

**Finding remains** Need additional bank statement for XXX

XXX Lender provided duplicate copy of asset statements previously provided in original file.

**Finding remains. XXX 2.3 Credit guides requires XXX statements for asset documentation. XXX has XXX statement and XXX has XXX statement. XXX month statement only provided for XXX. XXX months statements required.
													XXX Investor Acknowledged Exception. - Client: XXX Investor Acknowledged Exception.	XXX	C	B	C	B	C	B	C	B	C	B
2024AO10525	XXX	XXX	XXX	Credit	Credit Documentation is Insufficient	XXX	1	Closed	Per guideline, a business narrative or expense statement signed by a XXX must be in the file, none provided in file.	XXX
Verified reserves - Reserves verified are XXX months, guideline requires XXX months.; Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines. ; Low DTI - Borrower verified DTI is XXX, which is below max allowable XXX  DTI.
													XXX Received Business Narrative. Exception cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10523	XXX	XXX	XXX	Compliance	Missing evidence of the Seller Closing Disclosure	XXX	2	Acknowledged	Seller CD is missing in file
Verified reserves - Borrower has XXX months reserves which exceeds XXX mos requires per matrix; Verified housing payment history - Borrower has XXX rent payment history verified by cancelled checks with XXX
													Client: XXX No XXX liability.	XXX	C	B	C	B	B	B	C	B	C	B
2024AO10523	XXX	XXX	XXX	Compliance	Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure	XXX	1	Closed
Missing coc for XXX increase in transfer tax fee on CD XXX -- The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Closing Disclosure sent on XXX: Documentary Tax Stamps/Transfer Tax - City/County. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)).

The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Closing Disclosure sent on XXX: Documentary Tax Stamps/Transfer Tax - City/County. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)).
										XXX
Verified reserves - Borrower has XXX months reserves which exceeds XXX mos requires per matrix; Verified housing payment history - Borrower has XXX rent payment history verified by cancelled checks with XXX
													XXX Broker cure/credit reflected on page 3 of Final CD for XXX This matches amount of increase in transfer taxes. Exception cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10523	XXX	XXX	XXX	Credit	Charge Offs have not been satisfied or paid off	XXX	2	Acknowledged
Provide supporting documentation for Tropical CU XXX Balance XXX Voluntary Surrender/Charge off XXX has no balance due or statute of limitations for borrower State has passed or repayment may be required. Credit report indicates balance may be due and remaining balance of XXX exceeds aggregate allowable of XXX for collections XXX per XXX Credit guidelines v2.3, section 5.1.9

Verified reserves - Borrower has XXX months reserves which exceeds XXX mos requires per matrix; Verified housing payment history - Borrower has XXX rent payment history verified by cancelled checks with XXX
													Client: EV2 Investor Acknowledged Exception. Verified cash reserves of XXX	XXX	C	B	C	B	C	B	C	B	C	B
2024AO10523	XXX	XXX	XXX	Credit	Missing Lease Agreement and/or Not Executed	XXX	2	Acknowledged	Missing a copy of the lease agreement required by Guidelines XXX Housing History p.21 . No VOR provided in file.
Verified reserves - Borrower has XXX months reserves which exceeds XXX mos requires per matrix; Verified housing payment history - Borrower has XXX rent payment history verified by cancelled checks with XXX
													Client: EV2 Investor Acknowledged Exception. File has cancelled checks to verify rental history.	XXX	C	B	C	B	C	B	C	B	C	B
2024AO10527	XXX	XXX	XXX	Credit	Missing Title Evidence	XXX	1	Closed	Title Evidence is not provided in file.	XXX	Low LTV/CLTV/HCLTV - Transaction closed at XXX LTV which is XXX below allowable XXX LTV per program matrix.		lender provided XXX STIPS	XXX	D	A	D	A	D	A	D	A	D	A
2024AO10527	XXX	XXX	XXX	Credit	Cashout Exceeds Guidelines	XXX	2	Acknowledged	Per XXX 2.3 Credit Guidelines XXX p15, Cash-out Limited to the lesser of XXX of the principle or XXX Cash to borrower is XXX per CD p.292 and XXX per Final, post-close CD p.271.		Low LTV/CLTV/HCLTV - Transaction closed at XXX LTV which is XXX below allowable XXX LTV per program matrix.		Client: EV2 Investor Acknowledged Exception. Minor cash-out variance.	XXX	C	B	C	B	C	B	C	B	C	B
2024AO10527	XXX	XXX	XXX	Credit	Income Documentation is Insufficient	XXX	2	Acknowledged
Per XXX 2.3 Credit Guidelines 6.3.3 p39, XXX days worth bank statements are required for XXX only " are required to support P&L income. XXX XXX bank statement in file p.173. Additional month bank statement required to meet guidelines.
											Low LTV/CLTV/HCLTV - Transaction closed at XXX LTV which is XXX below allowable XXX LTV per program matrix.		Client: EV2 Investor Acknowledged Exception. Income supported by XXX years CPA P&Ls.	XXX	C	B	C	B	C	B	C	B	C	B
2024AO10527	XXX	XXX	XXX	Credit	Asset Documentation is Insufficient	XXX	2	Acknowledged
Per XXX 2.3 Credit Guidelines 6.10.1 p47, "Complete copies of bank statement from the most recent XXX months prior to application date" are required". XXX month XXX bank statement only provided in file p.173. Additional month bank statement required to meet asset documentation requirements.
											Low LTV/CLTV/HCLTV - Transaction closed at XXX LTV which is XXX below allowable XXX LTV per program matrix.		Client: EV2 Investor Acknowledged Exception. XXX month bank statement shows sufficient reserves. Gross disposable income > XXX per month.	XXX	C	B	C	B	C	B	C	B	C	B
2024AO10528	XXX	XXX	XXX	Credit	Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information	XXX	1	Closed	Verification of free/clear status and property tax and insurance obligation for REO XXX, is not provided in file. Subject to reverification of DTI and reserve requirement.	XXX
Low DTI - Verified DTI is XXX which is less than XXX required per guidelines. ; Verified reserves - Borrower has XXX in verified reserves which exceeds XXX in required reserves (XXX subject + XXX each additional financed REO).

XXX Lender provided another copy of the Hazard Insurance for XXX. provided.

Investor Exception Required: Investor purchase, XXX months of reserves, DTI XXX

**Finding Remains - Verification REO XXX  is free/clear with supporting documentation for tax/insurance obligation are needed for final verification of DTI.

XXX  Hazard Insurance for XXX. provided.

**Finding Remains - Verification REO XXX  is free/clear with supporting documentation for tax/insurance obligation are needed for final verification of DTI.

XXX Lender provided updated 1008.

**Finding remains. 1008 does not address exception. Verification REO is free/clear with supporting documentation for tax/insurance obligation are needed for final verification of DTI.

XXX Lender provided updated 1008. **Finding remains. 1008 does not address exception. Verification REO is free/clear with supporting documentation for tax/insurance obligation are needed for final verification of DTI.
													XXX Lender provided settlement statement and note for REO. Updated liabilities and DTI. Final DTI XXX	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10405	XXX	XXX	XXX	Credit	Missing Flood Insurance Cert.	XXX	1	Closed	Flood cert is missing in file	XXX
Verified reserves - XXX months reserve requirement per eResi Investor Matrix XXX  XXX Borrower has XXX months verified reserves post close which exceeds the XXX month guideline requirement; Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum DSCR eResi Investor Matrix XXX
													XXX Lender provided a copy of the Flood Cert.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10429	XXX	XXX	XXX	Compliance	Missing Affiliated Business Disclosure	XXX	2	Acknowledged	Missing Affiliated Business Disclosure, FACTS disclosure not provided. XXX Lender provided Disclosure indicating XXX as affiliate. This affiliate is not shown as used or paid on transaction.
Verified reserves - Borrower has XXX months verified reserves post-closing which exceeds XXX months required.; Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines.
													Affiliate not used for closing services. ABD not required. - Client: EV2 Affiliate not used for closing services per final CD.	XXX	C	B	C	B	C	B	C	B	C	B
2024AO10429	XXX	XXX	XXX	Credit	The loan was closed with a XXX but the agreement isn't signed	XXX	1	Closed	Consolidated, Extension and Modification agreement not in file, (Exhibit A. Used Exhibit D the consolidated Note and Mortgage to complete underwrite.	XXX
Verified reserves - Borrower has XXX months verified reserves post-closing which exceeds XXX months required.; Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines.
													XXX - Received executed and notarized copy of XXX *Exception Cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10429	XXX	XXX	XXX	Credit	Title Policy - Schedule B Exception	XXX	1	Closed
Title company requires Copy of Articles of Organization, Operating Agreements for XXXs. Additionally, proof that the transaction/conveyance is duly authorized (i.e. Corporate Resolution) to executed the grant deed (p. 123). Unable to locate required supporting documents in loan file.
										XXX
Verified reserves - Borrower has XXX months verified reserves post-closing which exceeds XXX months required.; Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines.
													XXX Lender provided Operating Agreement and Articles to satisfy authorization for Grantor.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10429	XXX	XXX	XXX	Compliance	File Documentation is Incomplete	XXX	1	Closed	Loan Approval (p. 291) requires Closing Protection Letter within XXX Days of Funding. Unable to locate Closing Protection Letter in file.	XXX
Verified reserves - Borrower has XXX months verified reserves post-closing which exceeds XXX months required.; Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines.
													XXX CPL not required per guidelines and not outstanding on lender approval.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10459	XXX	XXX	XXX	Compliance	Missing Affiliated Business Disclosure	XXX	2	Acknowledged	XXX not provided in file.
Low LTV/CLTV/HCLTV - Subject property LTV/CLTV is XXX when max allowable is XXX for a owner occupied XXX cash-out transaction ; Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines by over XXX points.

XXX - Per FACTS disclosure pg 350 lender has affiliates.  Final CD p379 does not indicate fees paid to affiliates - Client: XXX - Per FACTS disclosure pg 350 lender has affiliates.  Final CD p379 does not indicate fees paid to affiliates
														XXX	C	B	C	B	B	B	C	B	C	B
2024AO10455	XXX	XXX	XXX	Credit	Mortgage/Deed of Trust is not Recorded	XXX	2	Acknowledged	DOT (p. 1010, 1063) not recorded. Closing Instructions directing title agent to record the security instrument are not provided in file.
Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines.; Established Landlord history - Per the credit report (p. 57), Borrower has been a landlord dating back to XXX. Mortgages on credit report show no evidence of any late payments. Over XXX properties, XXX properties had COVID related forbearance, which was resolved in XXX, but remainder show XXX on credit report and VOMs.; Low LTV/CLTV/HCLTV - Transaction closed at XXX% LTV which is XXX% below allowable XXX% LTV per program matrix.
													Client: XXX Investor Acknowledged Exception	XXX	C	B	C	B	B	B	C	B	C	B
2024AO10456	XXX	XXX	XXX	Credit	Purchase Contract is Deficient	XXX	2	Acknowledged
Purchase contract located on p.199 reflects sections crossed XXX with no buyer/seller initials.  Deleted sections relate to assumption of existing mortgage and to seller-carried financing, neither of which are applicable to this transaction.
											Low LTV/CLTV/HCLTV - Subject property LTV/CLTV is XXX when max allowable is XXX for XXX; Low DTI - XXX DTI is XXX lower than XXX maximum.		Client: XXX Investor acknowledged exception.	XXX	C	B	C	B	C	B	C	B	C	B
2024AO10454	XXX	XXX	XXX	Credit	Mortgage/Deed of Trust is not Recorded	XXX	2	Acknowledged	DOT 9p. 812) is not recorded. Closing Instructions directing title agency/closing agent to record the security instrument are not provided in file.
Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines.; Low LTV/CLTV/HCLTV - Transaction closed at XXX LTV which is XXX below allowable XXX LTV per program guidelines.
													Client: XXX Investor Acknowledged Exception	XXX	C	B	C	B	B	B	C	B	C	B
2024AO10457	XXX	XXX	XXX	Compliance	XXXs do not match	XXX	2	Acknowledged	Note and Mortgage show originating broker, XXX with NMLS ID XXX 1003 and CD show the NMLS ID as XXX
Verified reserves - Borrowers have XXX months of verified reserves remaining after closing when guidelines require XXX months.; Low LTV/CLTV/HCLTV - Subject property LTV/CLTV is XXX when max allowable is XXX for a owner occupied XXX rate and term transaction.
													ID's match. XXX loan - Client: XXX Investor acknowledged exception.	XXX	C	B	C	B	C	B	C	B	C	B
2024AO10458	XXX	XXX	XXX	Compliance	XXX do not match	XXX	1	Closed	Note and mortgage showed XXX NMLS ID was XXX while Application and CD showed the NMLS ID was XXX	XXX
Low LTV/CLTV/HCLTV - Subject property LTV/CLTV is XXX when max allowable is XXX for a owner occupied condo refinance cash-out transaction; Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines.
													XXX Confirmed NMLS is for XXX of Lender's branch offices. Exception cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10470	XXX	XXX	XXX	Credit	Loan Amount Exception	XXX	2	Acknowledged	Loan amount of XXX is less than minimum loan amount XXX Lender Exception approved in file p.192. PENDING INVESTOR REVIEW AND APPROVAL.
Verified housing payment history - Credit report p.117 (COB') in file reflects XXX months of satisfactory mortgage history paid XXX and Credit report p.119 (B') in file reflects XXX months of satisfactory mortgage history paid XXX.  Guideline (pg.35/64) Housing History a XXX. ; Verified reserves - Borrower has XXX reserves post-closing which exceeds XXX required per matrix.
													Client: XXX Investor acknowledged exception.	XXX	C	B	C	B	C	B	C	B	C	B
2024AO10482	XXX	XXX	XXX	Compliance	Missing Affiliated Business Disclosure	XXX	2	Acknowledged	Affiliated Business Disclosure not provided in file.
Established credit history - Borrower's credit report in file (pg.74) reflects an established credit history since XXX  History reports no late payments made based on the months reviewed for every account in the borrower's history. Indicator credit score is XXX Verified housing payment history - Credit report (pg. 89/92) in file reflects XXX months of satisfactory mortgage history paid XXX.   Guideline (pg.32/64) required a XXX. ; Verified reserves - Borrowers have XXX months of verified reserves when guideline (pg.28/64) XXX months PITIA of Subject property XXX plus XXX month PITIA for each additional financed property XXX = XXX Required Reserves. verified by CD p.456

Per FACTS disclosure pg.522 borrower has affiliates.  Final CD pg.773 does not indicate fees paid to affiliates. ABD not required. - Client: Per FACTS disclosure pg.522 lender has affiliates.  Final CD pg.773 does not indicate fees paid to affiliates. ABD not required.
														XXX	C	B	C	B	B	B	C	B	C	B
2024AO10482	XXX	XXX	XXX	Credit	Income Documentation is Insufficient	XXX	1	Closed	Business Narrative not provided in file as required per XXX p7.	XXX
Established credit history - Borrower's credit report in file (pg.74) reflects an established credit history since XXX.  History reports no late payments made based on the months reviewed for every account in the borrower's history. Indicator credit score is XXX, Verified housing payment history - Credit report (pg. 89/92) in file reflects XXX months of satisfactory mortgage history paid XXX.   Guideline (pg.32/64) required a XXX. ; Verified reserves - Borrowers have XXX months of verified reserves when guideline (pg.28/64) XXX months PITIA of Subject property XXX plus XXX month PITIA for each additional financed property XXX = XXX Required Reserves. verified by CD p.456
													XXX Lender provided a copy of the business narrative.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10482	XXX	XXX	XXX	Credit	Missing Hazard Insurance Proof of Premium	XXX	1	Closed	Verification insurance premium is paid in full not provide din file. Insurance is not escrowed.	XXX
Established credit history - Borrower's credit report in file (pg.74) reflects an established credit history since XXX.  History reports no late payments made based on the months reviewed for every account in the borrower's history. Indicator credit score is XXX, Verified housing payment history - Credit report (pg. 89/92) in file reflects XXX months of satisfactory mortgage history paid XXX.   Guideline (pg.32/64) required a XXX. ; Verified reserves - Borrowers have XXX months of verified reserves when guideline (pg.28/64) XXX months PITIA of Subject property XXX plus XXX month PITIA for each additional financed property XXX = XXX Required Reserves. verified by CD p.457
													XXX Lender provided a copy of the Hazard Insurance policy reflecting paid in full.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10472	XXX	XXX	XXX	Compliance	Missing Affiliated Business Disclosure	XXX	2	Acknowledged	Missing Affiliated Business Disclosure not provided in file.		Low DTI - Verified XXX DTI is XXX lower than the XXX maximum.; Low LTV/CLTV/HCLTV - Subject LTV is XXX which is XXX less than XXX max allowable.		Client: Per FACTS disclosure pg 248 lender has affiliates. Final CD pg 652 does not indicate fees paid to affiliates	XXX	C	B	C	B	B	B	C	B	C	B
2024AO10476	XXX	XXX	XXX	Credit	Missing Loan Approval Date	XXX	2	Acknowledged	1008 in file (pg. 14) is not dated; however, it does disclose the loan approval terms.
Verified housing payment history - Credit report (pg.78) in file reflects XXX months of satisfactory mortgage history paid XXX.   Guideline (pg.32/64 & p.35/64 & p.56/64) Housing History is required XXX. Low LTV/CLTV/HCLTV - Subject property LTV/CLTV is XXX when Guidelines (p.28/64) allowed XXX for a loan amount up to XXX Verified reserves - Total XXX months reserves required (XXX for subject loan + XXX for each financed property).  Borrower has XXX months reserves remaining after closing from subject loan cash out proceeds.
													1008 is not required to be dated. - Client: Investor acknowledged.	XXX	C	B	C	B	B	B	C	B	C	B
2024AO10481	XXX	XXX	XXX	Credit	Missing Inter XXX	XXX	1	Closed	Inter XXX or Trust Certification could not be located in the file.	XXX
Low LTV/CLTV/HCLTV - Max ltv for a cash out investment property with a fico of XXX is XXX actual ltv for subject is XXX; Verified reserves - Verified reserves are XXX months, required reserves are XXX months along with an additional month for each REO's PITIA.
													XXX - Received lender response of: This can be found in the original file (pgs 91-92). Attached here for review. Trust agreement provided. *Exception cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10474	XXX	XXX	XXX	Credit	Guideline Exception(s)	XXX	2	Acknowledged
Per XXX lending guide XXX p.15 , section 3.2.4, financed properties and XXX exposure, There is no limitation on the number of financed properties whenever the subject property is a primary residence.

When the subject property is a XXX home or investment property, the borrower(s) may have no more than XXX financed properties. This restriction is not applicable to XXX (i.e. there is no limitation on the number of financed properties). Borrowers are limited to XXX loans with Impac not to exceed XXX
If borrower only has XXX loan with XXX including the subject property, that loan may not exceed XXX
Borrower has XXX loans with XXX total aggregate XXX XXX validation of properties p.369 reflected on the 1003 p.26.

Lender exception p.147 request to proceed with XXX financed properties. Compensating factors: XXX Credit Score, over XXX months reserves, XXX

Verified reserves - Borrower has verified liquid assets in excess of XXX remaining after closing based on the bank statements in file p.202.  Subject loan required a down payment of XXX which were all the borrower's own funds.  ; Verified credit history - Credit report p.90 in file reflects XXX months of satisfactory mortgage history paid XXX.
													Client: Exception to seller's guidelines available p147. XXX exposure is not excessive, so investor approval not applicable.	XXX	C	B	C	B	B	B	C	B	C	B
2024AO10474	XXX	XXX	XXX	Credit	Hazard Insurance Coverage Amount is Insufficient	XXX	1	Closed	The hazard insurance (p359) reflects there is rent loss coverage, but does not indicate the amount of coverage. Rent loss or loss of use coverage of XXX months PITIA is required.	XXX
Verified reserves - Borrower has verified liquid assets in excess of XXX remaining after closing based on the bank statements in file p.202.  Subject loan required a down payment of XXX which were all the borrower's own funds.  ; Verified credit history - Credit report p.90 in file reflects XXX months of satisfactory mortgage history paid XXX.

XXX - Received lender response of: Please be advised loan was underwritten using XXX - Underwriting Guidelines dated XXX Guidelines do not state rent loss coverage is required. **Exception cleared, guidelines do not address rent loss insurance.
														XXX	C	A	C	A	C	A	C	A	C	A
2024AO10471	XXX	XXX	XXX	Property	Missing rating agency required secondary valuation within -XXX variance.	XXX	2	Acknowledged	No score on CU and XXX due to property type. CDA ordered XXX
Verified credit history - NQM Investor Program Matrix XXX requires minimum XXX FICO for Purchase DSCR.  Borrower score is XXX.  Credit report reflects all previous mortgage accounts paid satisfactory.  Only one minor XXX on a revolving account that occurred greater than XXX months prior.   ; Verified housing payment history - XXX months of consecutive verified mortgage history paid XXX per credit report (pg. 44)
													XXX Received post-close CDA supporting value with XXX variance. - Client: XXX Received post-close CDA supporting value with XXX variance. XXX for post-close cure.	XXX	C	B	C	B	C	B	C	B	C	B
2024AO10483	XXX	XXX	XXX	Credit	Hazard Insurance Coverage Amount is Insufficient	XXX	1	Closed	Missing evidence of rent loss coverage, as required by guidelines	XXX
Verified reserves - Credit report  (pg. 43) and/or VOM (pg. xxx) in file reflects XXX months of satisfactory mortgage history paid XXX ; Verified credit history - Fico XXX  points above the minimum required fort this loan characteristic.
													XXX Rent loss coverage not required per XXX guidelines.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10475	XXX	XXX	XXX	Credit	Missing Loan Approval Date	XXX	2	Acknowledged	1008 in file (pg. 3) is missing the loan Approval Date; however it does disclose the loan approval terms.
Low LTV/CLTV/HCLTV - Subject property LTV/CLTV is XXX when max allowable is XXX for a DSCR loan when DSCR ratio is less than XXX ; Verified reserves - XXX months required, borrower has XXX months based on cash out proceeds from the subject transaction.
													Client: Investor acknowledged.	XXX	C	B	C	B	B	B	C	B	C	B
2024AO10479	XXX	XXX	XXX	Compliance	Affiliated Business Disclosure Not Provided Within XXX Business Days of Application	XXX	2	Acknowledged	Affiliated Business Disclosure pg 225 provided XXX - Initial Application pg 8 provided XXX - Final Application pg 18 provided XXX
Verified reserves - Borrowers have XXX months of verified reserves remaining after closing when guidelines require XXX months.; Low LTV/CLTV/HCLTV - Subject property LTV/CLTV is XXX when max allowable is XXX for a owner occupied XXX  rate and term refinance transaction with a loan amount up to XXX
													Client: EV2 - No affiliates are used or paid on transaction	XXX	B	B	B	B	B	B	B	B	B	B
2024AO10473	XXX	XXX	XXX	Compliance	Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure	XXX	1	Closed
Missing COC for increase in Loan Discount on XXX -- The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Closing Disclosure sent on XXX: Loan Discount. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)).
										XXX	Verified reserves - Borrowers have XXX months of verified reserves remaining after closing when guidelines required XXX; Verified employment history - Confirmed XXX years of self-employment history.		XXX Received CDs issued XXX and XXX along with corresponding COCs and e-tracking. Exception cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10473	XXX	XXX	XXX	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	XXX	1	Closed
1003 and 1008 indicate subject XXX payment of XXX Appraisal indicates XXX with XXX XXX dues. Corrected 1003/1008 and/or XXX documentation needed to verify XXX payment. Subject to reverification of DTI.
										XXX	Verified reserves - Borrowers have XXX months of verified reserves remaining after closing when guidelines required XXX; Verified employment history - Confirmed XXX years of self-employment history.
XXX - Received lender response of: "Commentary from Appraiser on page 11 of appraisal report confirms HOA dues.  There is a XXX annual required HOA plus the additional annual fee of XXX The two together divided by XXX = XXX per month. Confirmed XXX is on page 481 of original loan file (under Legal Description section). Exception cleared.
														XXX	C	A	C	A	C	A	C	A	C	A
2024AO10531	XXX	XXX	XXX	Credit	Asset Documentation is Insufficient	XXX	2	Acknowledged
Per guidelings XXX Credit Guidelines DSCR v2.4 XXX pg. XXX assets must be seasoned XXX days with XXX asset statements. XXX have only XXX month statement provided and do not meet seasoning requirements. Additionally, wire confirmations provided for Gifts (p111-114); however, funds are not shown as received by title or reflected on final CD.
											Conservative use of credit - Borrower's revolving credit utilization is XXX. pg. 48; Established credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines.
XXX - Received a Post-Closing dated Lender internal Exception Request for XXX month bank statement, XXX LTV and use of gift funds. Lender reflects four comp factors of Credit score XXX points, XXX for XXX months on mtg, borrower down payment exceeds XXX and reserves XXX mos.

*Exception Remains*: INVESTOR TO REVIEW as no evidence presented of Investor acknowledged exception(s).
													Client: Investor Acknowledged exception based on the following: Credit profile, FICO well over min required, responsible use of credit and LTV at XXX	XXX	C	B	C	B	C	B	C	B	C	B
2024AO10531	XXX	XXX	XXX	Credit	Guideline Exception(s)	XXX	2	Acknowledged	Per XXX DSCR v2.4 guides, section XXX First time investor subject to XXX LTV reduction and minimum XXX DSCR. Qualifying DSCR of XXX does not meet minimum for XXX investor.		Conservative use of credit - Borrower's revolving credit utilization is XXX. pg. 48; Established credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines.
XXX - Received a Post-Closing dated Lender internal Exception Request for XXX month bank statement, XXX LTV and use of gift funds. Lender reflects four comp factors of Credit score XXX points, XXX for XXX months on mtg, borrower down payment exceeds XXX and reserves XXX mos.

*Exception Remains*: INVESTOR TO REVIEW as no evidence presented of Investor acknowledged exception(s).
													Client: Investor Acknowledged exception based on the following: Credit profile, FICO well over min required, responsible use of credit and LTV at XXX	XXX	C	B	C	B	C	B	C	B	C	B
2024AO10531	XXX	XXX	XXX	Credit	Gift Funds not Properly Verified	XXX	2	Acknowledged
Guideline exception - per eResi DSCR v2.4, gift funds not permitted on DSCR transaction. Two gifts totaling XXX have been used for qualification. Borrower does not meet reserve requirement XXX and funds-to-close without gift funds applied.
											Conservative use of credit - Borrower's revolving credit utilization is XXX. pg. 48; Established credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines.
XXX - Received a Post-Closing dated Lender internal Exception Request for XXX month bank statement, XXX LTV and use of gift funds. Lender reflects four comp factors of Credit score XXX points, XXX for XXX months on mtg, borrower down payment exceeds XXX and reserves XXX mos.

*Exception Remains*: INVESTOR TO REVIEW as no evidence presented of Investor acknowledged exception(s).
													Client: Investor Acknowledged exception based on the following: Credit profile, FICO well over min required, responsible use of credit and LTV at XXX	XXX	C	B	C	B	C	B	C	B	C	B
2024AO10531	XXX	XXX	XXX	Property	Flood effective date is after the transaction date.	XXX	2	Acknowledged	Loan disbursed on XXX Flood policy effective date is XXX		Conservative use of credit - Borrower's revolving credit utilization is XXX. pg. 48; Established credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines.		Client: XXX based on insurance rep and warranty.	XXX	C	B	C	B	C	B	C	B	C	B
2024AO10486	XXX	XXX	XXX	Credit	Unacceptable Mortgage History	XXX	1	Closed	UPDATED XXX - Missing evidence that the XXX payment was remitted on on time. Per XXX Statement (pg.193) dated XXX Interest Amount is XXX indicating that payment for XXX was not remitted.	XXX
Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines.; Low LTV/CLTV/HCLTV - Transaction closed at XXX LTV which is XXX below allowable XXX LTV per program matrix.; Verified reserves - Borrower has XXX months reserves exclusive of the cash out proceeds post-closing which exceeds XXX months required per matrix.

Please clear the pending defect as per the payoff demand the loan was paid current. The interest noted on the demand supports that they are not collection for unpaid interest. The demand also outlines any all deferred interest and principle on page. Furthermore you can find on page XXX of the demand a section which outlines the specific Uncollected fees due as XXX related deferrals.

**Finding remains, Missing documentation to verify payment of the XXX payment to ensure loan was not XXX at the time of closing.  Payoff reflects Per Payoff Statement dated XXX Interest Amount is XXX indicating that payment for XXX was not remitted.  This can be verified with a copy of the XXX statement or a credit supplement.

XXX Per the XXX max housing history is XXX.  With the missing documentation to evidence that the XXX payment was paid loan would be considered XXX.

Updated clearing comment XXX payment would pay interest from XXX to XXX Interest due on XXX was for the XXX payment (interest from XXX to XXX plus odd-days interest through XXX. Payoff quotes supports the loan being due for XXX Also, mortgage statement in file on pg. 121 dated XXX shows loan next due XXX
														XXX	C	A	C	A	C	A	C	A	C	A
2024AO10487	XXX	XXX	XXX	Credit	Guideline Exception(s)	XXX	2	Acknowledged	Per Guidelines XXX Delayed Financing requirements - Arm's Length Transaction to be verified by the original purchase agreement, which is not provided in file.
Verified credit history - Borrower's credit report in file (pg.312) reflects an established credit history since XXX with qualifying FICO XXX; Verified housing payment history - Credit report  (pg.292) in file reflects XXX months of satisfactory mortgage history paid XXX.

XXX - Received email correspondence to review with Seller stating this is was a refinance, not a purchase so the condition should not apply.

*Exception Remains - Subject loan is a Delayed Financing and per Guidelines (pg.9/45 and pg.10/45).; Original XXX (pg.96/pg.582), Source of Funds verified by bank statement pg.89/92 and no mortgage recorded on title pg.600. Per Guidelines pg.9/10, Delayed Financing requirements have not been met.  Must prove subject is Arm's Length Transaction to be verified by the original purchase agreement, which was not provided in file.

Client: Investor Acknowledged Exception: Copy of settlement statement from purchase provided.  XXX does not present any XXX. Cash to the borrower is less than the documented purchase price.  Additionally file is documented with receipts and invoices from remodel which support increased value.
														XXX	C	B	C	B	C	B	C	B	C	B
2024AO10487	XXX	XXX	XXX	Credit	Final 1003 Application is Incomplete	XXX	1	Closed	Final 1003 Application missing signature of borrower and Originator pg.169; pg.722 application signed XXX	XXX
Verified credit history - Borrower's credit report in file (pg.312) reflects an established credit history since XXX with qualifying FICO XXX; Verified housing payment history - Credit report  (pg.292) in file reflects XXX months of satisfactory mortgage history paid XXX.
													XXX Lender provided executed final 1003	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10431	XXX	XXX	XXX	Property	HPML Appraisal Requirements are Not Met	XXX	1	Closed
Appraisal does not contain verbiage affirming that it was prepared in accordance with XXX and XXX XXX of XXX and any implementing regulations as required for HPMLs. --

The loan's XXX APR equals or exceeds the Federal HPML threshold of XXX The threshold is determined by adding XXX points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is XXX .(12 CFR 1026.35(a)(1)(i)).
										XXX
Verified reserves - XXX p57- requires XXX months verification of reserves/ borrower has XXX months post closed which exceeds the guideline requirement of XXX Low LTV/CLTV/HCLTV - Loan LTV is XXX, which is XXX lower than guideline max of XXX LTV for Grade B XXX.
													XXX - Received revised appraisal with XXX.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10443	XXX	XXX	XXX	Credit	Gift Funds not Properly Verified	XXX	1	Closed
Gift letter present p282 iao XXX This gift is not shown as paid or received. No deposits present in borrower asset statements or proof of receipt by XXX Final CD p79 does not reflect this payment. This gift is required to be sourced as borrower does not have sufficient funds for closing and reserves. Subject to reverification of assets.
										XXX	Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines.
XXX - Received from lender: "Please see the following documents that have been uploaded.

- Gift letter for XXX from uncle XXX
- XXX Statement that supports funds for the XXX
- XXX of State reflecting XXX as owner of XXX
- Letter of explanation from borrower stating funds will be wired directly to closing agent

- Wire transfer doc that reflects wire being transferred directly from XXX  to

XXX. XXX (see wire instructions)

*The exception remains as not all items referenced have been recd.  Missing the following items:

- XXX Statement that supports funds for the XXX
- XXX of State reflecting XXX as owner of XXX

XXX - Received XXX business search to confirm XXX as owner of XXX Drywall and XXX Bank Statement that supports funds for the XXX
*Exception Cleared with presented documents with this stip on those on XXX
														XXX	C	A	C	A	C	A	C	A	C	A
2024AO10437	XXX	XXX	XXX	Credit	Missing Hazard Insurance Proof of Premium	XXX	1	Closed	Insurance invoice p494 reflects full premium amount due and not paid. Loan is not escrowed. Verification of payment of premium is needed.	XXX
Verified reserves - Borrower has XXX months of verified reserves remaining after closing when guidelines required XXX months per the bank statements (pg. 380, 382) and final CD (pg. 110).; Low LTV/CLTV/HCLTV - Loan closed at XXX LTV.
													XXX - Recd evidence of payment	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10438	XXX	XXX	XXX	Credit	Missing Sufficient Evidence of Insurance	XXX	1	Closed	Per Visionary guides XXX XXX month rent loss insurance is required. H-XXX policy provided does not indicate this coverage.	XXX	Verified reserves - Borrowers have XXX months of verified reserves remaining after closing when guidelines require XXX months.; Low LTV/CLTV/HCLTV - Loan LTV is XXX		XXX - Received Insurance declarations page to include Loss of Rent coverage for XXX months. *Exception Cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10446	XXX	XXX	XXX	Credit	Income Documentation is Insufficient	XXX	1	Closed	Missing complete XXX months of bank statements for XXX. Only the XXX and XXX statements were provided for review (pgs 435,437). Final DTI is pending.	XXX
Verified reserves - XXX p60 requires 6 months reserves/borrower has XXX months verified exclusive of the cash out proceeds.; Verified credit history - XXX p32- minimum fico requirement is XXX, borrowers lower of two med scores is fico of XXX.
													XXX - Received the missing full bank statements for full XXX months. *Exception Cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10446	XXX	XXX	XXX	Credit	Hazard Insurance Coverage Amount is Insufficient	XXX	1	Closed
Missing the insurer's replacement cost estimate.  HOI coverage of XXX is not sufficient to cover the loan amount of XXX or XXX of the replacement cost new per the appraisal of XXX (421).; Per Section XXX Minimum Ins Coverage -If the HOI policy or declaration page includes XXX of the following types of replacement cost, the coverage is acceptable without further scrutiny: Guaranteed Replacement Cost, or XXX Replacement Cost.; If the HOI policy / declaration page does not include Guaranteed Replacement Cost or XXX Replacement Cost, the replacement cost estimate must be obtained to establish the minimum required dwelling coverage. This may be documented with: Replacement Cost Estimate from the insurance company, or An email from the insurance agent confirming the value of the replacement cost coverage

The dwelling coverage must be equal to the lesser of the following:

Replacement cost value as determined by the insurer, or Loan amount, as long as the loan amount is equal to or greater than XXX of the replacement cost value.
										XXX
Verified reserves - XXX p60 requires 6 months reserves/borrower has XXX months verified exclusive of the cash out proceeds.; Verified credit history - XXX p32- minimum fico requirement is XXX, borrowers lower of two med scores is fico of XXX.

XXX RCE for XXX received.  Subject address is XXX.  RCE is for property next to the subject.

**Finding remains missing RCE for the subject.

XXX Email from agent received stating “There is replacement cost coverage up to the policy limits of XXX for the XXX. The policy does have other coverages as well, also replacement value up to the policy limits.”

** Finding remains pending receipt of the Replacement Cost Estimate from Allstate.  Coverage A. Dwelling XXX-.  Subject Loan Amount XXX Value XXX – Land Value XXX XXX x XXX  = XXX
Minimum required coverage without the RCE from the insurer XXX

XXX - Received response from lender of: "per XXX guides, the minimum requirements for hazard insurance which must be provided covering the subject must be equal to the lesser of: XXX of the insurable value of the improvements as established by the property insurer or the unpaid balance as long as it equals the minimum amount - XXX of the insurable value of the improvements. In this case the insurer/policy attests to covering XXX of the dwelling's estimated replacement costs.  It is not required to insure the loan value, appraised value or mortgage value, just the home.

*Exception Remains*, Insurer did not confirm the insurable value, only the coverage amount. Still need evidence of replacement cost value as determined by insurer or Loan amount, as long as the loan amount is equal to or greater than XXX of the replacement cost value.

XXX - Recd email from insurance agent that does not confirm the replacement cost, just the amount of coverage.  Exception remains pending confirmation that XXX is the insurer's opinion of replacement value
													XXX Insurer's RCE received. Replacement estimate XXX	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10446	XXX	XXX	XXX	Credit	Missing Employment doc (VVOE)	XXX	2	Acknowledged
Missing re-verification of self-employment dated w/in XXX days of the Note date of XXX Per Section XXX Self-Employed: Business Re-Verification-The existence of self-employed business(es) must be validated within XXX calendar days prior to the Note Date. (CPA Letters in file pgs 494-495 are dated XXX

Verified reserves - XXX p60 requires 6 months reserves/borrower has XXX months verified exclusive of the cash out proceeds.; Verified credit history - XXX p32- minimum fico requirement is XXX, borrowers lower of two med scores is fico of XXX.

XXX - INVESTOR TO REVIEW. Received the same post-closing dated online search dated XXX which is not within XXX days of the Note date XXX and does not confirm the business remains active.

*Exception Remains.

XXX - INVESTOR TO REVIEW XXX online search of the business name dated XXX which is not within XXX days of the Note date XXX  Exception remains pending VOE completed within XXX days prior to closing.
													Client: XXX Post closing XXX confirms business's are active.	XXX	C	B	C	B	C	B	C	B	C	B
2024AO10446	XXX	XXX	XXX	Credit	Missing proof of PITI payment on non-subject property	XXX	2	Acknowledged	Missing verification of XXX and Insurance for the borrowers primary residence XXX. Review used estimated of XXX (Taxes per Fraud report XXX, HOI Estimate XXX)
Verified reserves - XXX p60 requires 6 months reserves/borrower has XXX months verified exclusive of the cash out proceeds.; Verified credit history - XXX p32- minimum fico requirement is XXX, borrowers lower of two med scores is fico of XXX.

XXX - Received the tax certificate for the borrower's primary residence to confirm monthly taxes.

*Exception Remains* Still missing evidence of borrower's primary residence HOI to confirm no more than XXX per month.
													Client: Investor Acknowledged Exception- DTI using estimate of XXX is XXX max allowed DTI is XXX XXX mths verified reserves, XXX FICO.	XXX	C	B	C	B	C	B	C	B	C	B
2024AO10446	XXX	XXX	XXX	Credit	Guideline Exception(s)	XXX	1	Closed
Missing updated loan approval reflecting loan Grade A.  Borrower verified housing history does not meet the XXX XXX requirements. Subject loan was modified in XXX  Modification reflects that the borrower was past due for XXX payments (pg 520). Credit supplement pg XXX confirms Modification.  Per the guidelines Housing payment history (rental or mortgage) is subject to the following criteria for all housing obligations and all borrowers: Grade XXX, Grade A: XXX (Borrower Information Sheet pg 91 reflects Champion Classic Grade XXX
										XXX
Verified reserves - XXX p60 requires 6 months reserves/borrower has XXX months verified exclusive of the cash out proceeds.; Verified credit history - XXX p32- minimum fico requirement is XXX, borrowers lower of two med scores is fico of XXX.
													XXX - Recd updated 1008 reflecting the credit grade as A.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10432	XXX	XXX	XXX	Compliance	Missing valid Change of Circumstance(s)	XXX	2	Acknowledged	Missing coc for LE issued XXX and XXX		Verified reserves - XXX- p57- requires XXX reserves plus XXX for XXX XXX XXX borrower has XXX monthe verified post close which exceeds the guideline requirement.		Client: Immaterial issue, no fee violations	XXX	C	B	C	B	B	B	C	B	C	B
2024AO10432	XXX	XXX	XXX	Credit	Missing Tax Transcript(s)	XXX	2	Acknowledged	Missing Tax Transcript(s) as required per guidelines for full doc loans		Verified reserves - XXX- p57- requires XXX reserves plus XXX for XXX XXX XXX borrower has XXX monthe verified post close which exceeds the guideline requirement.		Client: Investor acknowledged exception to waive requirements for transcripts as borrower was qualified on non self-employment income.	XXX	C	B	C	B	C	B	C	B	C	B
2024AO10433	XXX	XXX	XXX	Credit	Hazard Insurance Coverage Amount is Insufficient	XXX	1	Closed	Missing the insurer's replacement cost estimate. Coverage of XXX is not sufficient to cover the loan amount of XXX or XXX of the replacement cost new per the appraisal XXX	XXX	Verified credit history - XXX p32- requires FICO minimum of XXX, borrower has a fico of XXX; Low DTI - Calculated DTI is less than XXX.	XXX - Received from lender a different policy that reflecting dwelling coverage of XXX The policy premium for this was paid on the final CD XXX	XXX - Received from lender a different policy that reflecting dwelling coverage of XXX	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10433	XXX	XXX	XXX	Credit	Income Documentation is Insufficient	XXX	1	Closed
Missing lenders final bank statement income worksheet.  Per the borrower information sheet the loan was locked asXXX  mths XXX statements (pg 118).

 Worksheet in file is for XXX mths and is for XXX.  No XXX statements provided for review.  File does contain XXX statements for XXX Bank XXX ending in XXX covering XXX to XXX  File also contains XXX mths statements for XXX Bank XXX covering XXX-XXX Final DTI is pending confirmation of how the lender qualified the borrower.
										XXX	Verified credit history - XXX p32- requires FICO minimum of XXX, borrower has a fico of XXX; Low DTI - Calculated DTI is less than XXX.	XXX Duplicate copies of the XXX and XXX for XXX A/# ending in XXX received. No further notes or indication of what these statements were provided for recived.	XXX Confirmed tape matches Borrower information / lock of XXX mths business bank statements. Review utilized XXX mths for XXX.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10433	XXX	XXX	XXX	Credit	Back-end Ratio exception (DTI)	XXX	1	Closed	Final DTI review is pending lender confirmation of how the borrower was qualified. (Review used XXX mths business bank statements for XXX for XXX with XXX fixed expense ratio for qualification)	XXX	Verified credit history - XXX p32- requires FICO minimum of XXX, borrower has a fico of XXX; Low DTI - Calculated DTI is less than XXX.		XXX Confirmed tape matches Borrower information / lock of XXX mths business bank statements.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10433	XXX	XXX	XXX	Credit	Underwriting Loan Approval is Deficient	XXX	1	Closed
Missing lenders final approval and final 1008.  Per 1008 in file XXX was missing XXX business bank statements and was short funds to close and reserves. Per the borrower information sheet the loan was locked as XXX mths Business Bank statements (pg 118).
										XXX	Verified credit history - XXX p32- requires FICO minimum of XXX, borrower has a fico of XXX; Low DTI - Calculated DTI is less than XXX.		XXX Confirmed tape matches Borrower information / lock of XXX mths business bank statements.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10433	XXX	XXX	XXX	Credit	Missing proof of PITI payment on non-subject property	XXX	2	Acknowledged	1)XXX -Missing verification of HOI.; --ITEM # XXX CLEARED XXX 2) XXX- Missing verification of taxes and insurance.		Verified credit history - XXX p32- requires FICO minimum of XXX, borrower has a fico of XXX; Low DTI - Calculated DTI is less than XXX.
XXX Tax Estimate for XXXE received.  Per XXX Statement for XXX XXXe escrows for taxes and insurance are XXX  Taxes per smart asset XXX  Review used estimate of HOI of XXX

XXX - Rec'd email from processor stating that XXX doesn't exist. Borrower LOE (p. 392) states this property was purchased XXX and the parcel # iXXX
**Exception Remains**

XXX - Recd duplicate copy of HOI for XXX

*Item # XXX is cleared.

**Exception remains pending verification of taxes and insurance for XXX

XXX - Recd evidece of HOI for XXX
*Item # XXX is cleared.  Exception remains pending verification of taxes and insurance for XXX

Mitigated Risk: XXX Smart Asset Tax Estimate for XXX received.  Per Citadel Statement for XXX escrows for taxes and insurance are XXX  Taxes per smart asset XXX  Review used estimate of HOI of XXX Finding downgraded to XXX as DTI is less than XXX
														XXX	C	B	C	B	C	B	C	B	C	B
2024AO10433	XXX	XXX	XXX	Credit	Insufficient verified liquid reserves	XXX	1	Closed	Total reserves required XXX Total verified XXX Short XXX- XXX reserves for Grade XXX XXX for XXX additional financed reos, XXX for LTV over XXX -	XXX	Verified credit history - XXX p32- requires FICO minimum of XXX, borrower has a fico of XXX; Low DTI - Calculated DTI is less than XXX.
XXX - Recd response from lender, "I believe we may be ok on this. I am calculating XXX as the reserve requirement after our cash to close. Below are the calculations that I am coming up with:

- XXX months for Subject= XXX XXX
- XXX months over XXX XXX XXX
- XXX months for other properties= XXX for XXX
- XXX months for other properties= XXX for XXX
- XXX months for other proeprties= XXX for XXX

XXX - Reserve requirements are based on the sum of all loan characteristics (i.e. loan amount, financed properties owned, etc). Reserves are cumulative, with a maximum requirement of XXX months. Borrower is short the total reserves required cumulatively, however meets the maximum requirement of XXX months.
														XXX	C	A	C	A	C	A	C	A	C	A
2024AO10442	XXX	XXX	XXX	Credit	Asset Documentation is Insufficient	XXX	2	Acknowledged
XXX, Section 12.3 Cash-out Refinance (p. 58), proceeds from a cash-out refinance transaction may be used toward the minimum reserve requirement provided XXX XXX months’ reserves are verified from the borrower(s) own funds.  File contains XXX mths statement for XXX with a balance of XXX  Additional assets verified in the name of the XXX were not considered.

Verified credit history - XXX  Investment Guide XXX (p. 12), "A" Credit Cash Out Refinance requires XXX FICO, Borrower' FICO is XXX; Potential for increased earnings - Monthly Lease (p. 425) in the amount of XXX 1007 (p. 489) states market rent is XXX; Verified reserves - XXX months reserves remain when guidelines require XXX.

XXX - Seller requests exception based on Primary housing history, XXX LTV, Consolidating XXX and XXX Mortgage on Investment Property.

**INVESTOR TO REVIEW**

Cash-out for reserves acceptable if XXX months’ reserves are verified from the borrower(s) own funds. File contains XXX month statement for XXX A/# ending in XXX with a balance of XXX Additional assets verified in the name of the XXX were not considered.
													Client: Investor acknowledged exception based on Primary housing history, XXX LTV, Consolidating XXX and XXX Mortgage on Investment Property.	XXX	C	B	C	B	C	B	C	B	C	B
2024AO10442	XXX	XXX	XXX	Credit	LTV Exceeds Max Allowed	XXX	1	Closed	XXX LTV exceeds guideline maximum of XXX Per XXX, Section XXX Grade A Cash-Out Refinance (p. 12), the maximum LTV is XXX	XXX
Verified credit history - XXX  Investment Guide XXX (p. 12), "A" Credit Cash Out Refinance requires XXX FICO, Borrower' FICO is XXX; Potential for increased earnings - Monthly Lease (p. 425) in the amount of XXX 1007 (p. 489) states market rent is XXX; Verified reserves - XXX months reserves remain when guidelines require XXX.
													XXX - Max LTV is XXX per matrix for Grade XXX per lender attestation and rate lock provided loan is XXX borrower qualifies	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10442	XXX	XXX	XXX	Credit	Unacceptable Mortgage History	XXX	2	Acknowledged
Missing copy of the forbearance plan for XXX. Per the credit supplement dated XXX subject lien with XXX is on a XXX month Covid extension which started XXX  The above XXX is current and is next due for XXX for the remaining balance of XXX The last payment was received was XXX Prior to Forbearance loan was XXX. Per the Visionary Investment Product Guide - A loan in an active forbearance or modification is acceptable when the following requirements are met:

-Housing Payment History must have been met prior to entering the forbearance or modification plan

-No late payments while in the forbearance or modification plan

-The completed and executed initial forbearance or modification plan must be provided

Verified credit history - XXX  Investment Guide XXX (p. 12), "A" Credit Cash Out Refinance requires XXX FICO, Borrower' FICO is XXX; Potential for increased earnings - Monthly Lease (p. 425) in the amount of XXX 1007 (p. 489) states market rent is XXX; Verified reserves - XXX months reserves remain when guidelines require XXX.

XXX - Seller requests exception based on Primary housing history, XXX LTV, Consolidating XXX and XXX Mortgage on Investment Property.

**INVESTOR TO REVIEW**

Missing copy of the forbearance plan for XXX. Per the credit supplement dated XXX subject lien with Iberia Bank is on a XXX month Covid extension which started XXX  Account is current and is next due for XXX for the remaining balance of XXX

													Client: Investor acknowledged exception based on Primary housing history, XXX LTV, Consolidating XXX and XXX Mortgage on Investment Property.	XXX	C	B	C	B	C	B	C	B	C	B
2024AO10434	XXX	XXX	XXX	Credit	Missing Sufficient Evidence of Insurance	XXX	1	Closed	Missing evidence of XXX months Rent Loss insurance as required per guidelines (Section 11.1 pg. 55/66). Per insurance declarations page (pg. 463) no rent loss coverage is noted.	XXX	Verified reserves - Guidelines requires XXX months reserves with XXX reserves verified. ; Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines.		XXX - Recd letter from insurere confirming up to XXX months rent loss coverage is included in the policy.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10434	XXX	XXX	XXX	Property	Appraisal is Incomplete	XXX	1	Closed
Appraisal (pg. 237) is missing form 1007 (Comparable Rent Schedule). Guidelines (Section 11.1.1 pg.55/66) requires the use of the lesser of an executed lease or 1007 market rents in DSCR calculation. Subject is an Investment property. Lender used XXX in their calculation of DSCR per worksheet in file (pg. 234).
										XXX	Verified reserves - Guidelines requires XXX months reserves with XXX reserves verified. ; Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines.
XXX - Lender provided copy of 1007 reflecting current rent as XXX and market rent at XXX  Guidelines require to use lesser of lease or market.  Review used lesser XXX as reflected as current lease on 1007.

*Exception Cleared.
														XXX	C	A	C	A	C	A	C	A	C	A
2024AO10434	XXX	XXX	XXX	Credit	Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information	XXX	1	Closed
Missing is evidence of taxes, insurance and XXX (if applicable) paid timely for prior XXX months to application. Borrower owns primary residence free/clear of liens.  No other housing history verified as no other REO owned.  Borrower is first time Investor. Guidelines (section 10.3) requires borrower who owns a house free and clear meet the housing history provided there is documentation that the taxes and insurance have been paid on time for the last XXX months with proof of XXX
										XXX	Verified reserves - Guidelines requires XXX months reserves with XXX reserves verified. ; Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines.
XXX - Lender provided response to see Tax Bill and HOI dec page.  Agent confirms via email/cover page that is for the year. Included XXX document with XXX detail for borrower primary reflecting XXX and XXX property tax by quarters. All four of XXX paid and Q1 for XXX paid. Additional evidence of HOI payment for prior XXX months.

*Exception Cleared.
														XXX	C	A	C	A	C	A	C	A	C	A
2024AO10434	XXX	XXX	XXX	Credit	Credit Score (FICO) exception	XXX	2	Acknowledged
*NEW* - XXX point FICO exception. Borrower FICO score of XXX does not meet the minimum required score of XXX for a DSCR ratio of XXX Borrower DSCR is XXX based on the 1007 provided on XXX that reflects a current rent of XXX and market rent of XXX  Review used the Lesser rental amount based on guidelines.
											Verified reserves - Guidelines requires XXX months reserves with XXX reserves verified. ; Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines.
Mitigated Risk: XXX-point FICO exception is overridden to XXX status based on all other DSCR requirements met for a DSCR ratio XXX Subject DSCR is XXX  Subject is a purchase transaction and market rents are greater than the amount used to qualify
														XXX	C	B	C	B	C	B	C	B	C	B
2024AO10436	XXX	XXX	XXX	Compliance	Note Rider XXX is not Executed	XXX	1	Closed	Authorized officer did not sign the allonge p145	XXX
Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines.; Low LTV/CLTV/HCLTV - Transaction closed at XXX LTV which is XXX below allowable XXX LTV per program guidelines.
													XXX Received copy of executed XXX Exception cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10436	XXX	XXX	XXX	Credit	Insufficient Verified Funds to Close	XXX	1	Closed
XXX 20220418, Section 9.5.2 (p. 47) require XXX months reserves for XXX Credit Grade. Borrower does not have sufficient reserves with assets verified and guidelines do not allow for the XXX gift fund to be allowed for reserves. Lock Sheet (p. 98) indicates Grade A which requires XXX months reserves (p. 47) and Reserves Worksheet (p. 372) Grade is XXX which requires XXX months reserves.

Gift funds not allowed for reserves per XXX, Section 9.1.6 (p. 43).
										XXX
Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines.; Low LTV/CLTV/HCLTV - Transaction closed at XXX LTV which is XXX below allowable XXX LTV per program guidelines.
													XXX - Recd updated transaction history through XXX reflecting sufficient funds for ctc and reservs	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10436	XXX	XXX	XXX	Credit	Asset Documentation is Insufficient	XXX	1	Closed
Bank Statements for XXX (p. 348, 351) seasoned XXX days. Per XXX  Section 9.1 Asset Documentation, Assets to be used for down payment, closing costs, debt payoff, and reserves must be seasoned for XXX days.
										XXX
Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines.; Low LTV/CLTV/HCLTV - Transaction closed at XXX LTV which is XXX below allowable XXX LTV per program guidelines.
													XXX - Recd updated transaction history through XXX	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10444	XXX	XXX	XXX	Property	Missing Appraiser License	XXX	1	Closed	There is no evidence of the appraisal license in the file. License to confirm license was in effect at the time of the appraisal.	XXX
Verified reserves - XXX total months reserves requried for subject plus additional financed REO properties.  Borrower has reserves verified are equal to XXX months ; Low DTI - DTI is XXX based on borrower income calculated by Lender with XXX expense ratio and XXX months bank statements. Lender XXX reflects XXX. maximum allowed per guidelines is XXX.
													XXX - Received Appraiser license to confirm in effect at time of appraisal. *Exception Cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10444	XXX	XXX	XXX	Property	Missing XXX Party Appraisal Review	XXX	2	Acknowledged	Missing satisfactory CDA as required for a XXX as required per Guidelines (Section 9.2.2, pg. 50/103). CDA must be ordered from one of vendors listed per the guideline.
Verified reserves - XXX total months reserves requried for subject plus additional financed REO properties.  Borrower has reserves verified are equal to XXX months ; Low DTI - DTI is XXX based on borrower income calculated by Lender with XXX expense ratio and XXX months bank statements. Lender XXX reflects XXX. maximum allowed per guidelines is XXX.
												XXX ARR order placed from XXX.	Client: XXX ARR dated XXX received supporting value of XXX	XXX	C	B	C	B	C	B	C	B	C	B
2024AO10444	XXX	XXX	XXX	Credit	Unacceptable Credit History	XXX	1	Closed
Missing proof of canceled checks for proof of prior rental history at XXX per VOR (pg. 390) is paid XXX  Must document minimum XXX months history prior to borrower's current address. VOR dated XXX states borrower occupied to "present"; however, borrower 1003 (pg.1) reflects this address is previous and has not resided in this address for prior XXX months. Current address on 1003 is XXX.
										XXX
Verified reserves - XXX total months reserves requried for subject plus additional financed REO properties.  Borrower has reserves verified are equal to XXX months ; Low DTI - DTI is XXX based on borrower income calculated by Lender with XXX expense ratio and XXX months bank statements. Lender XXX reflects XXX. maximum allowed per guidelines is XXX.

XXX - Received copies of XXX months bank statements. XXX statement was not provided (appears XXX was duplicated).  Statements each reflect 2-XXX transfers and 1-XXX transfer monthly to another borrower XXX (XXX). Total of XXX monthly transfers total XXX (amount of rent as verified on VOR in file). This additionalXXXt was not verified.

*Exception Remains.  Still missing evidence of XXX months of rental payments to XXX XXX in on VOR in file (pg. 390) in amount of XXX Bank statement provided do not confirm XXX rent payments to the landlord.  Assets from most recent statement provided XXX were captured and included in total assets.

XXX - Received lender response of: "Uploaded the XXX bank statement for review. Please see explanation from borrower and from landlord in regards to the varying amounts. Borrower is maxed to transfer XXX in one transfer at a time per the LOE, so she has to complete XXX transfer. Additionally we have a VOR in file from the landlord, as well as an email for the landlord to the borrower giving his bank information for the transfers. It is confirmed the bank account ending in XXX which matches the funds transfers is the landlord. Attached to a LOX from borrower addressing the three monthly transfers to total XXX and XXX online transfers, copy of the VOR, XXX statement and an XXX chain describing XXX transfers.

*Exception Cleared.
														XXX	C	A	C	A	C	A	C	A	C	A
2024AO10444	XXX	XXX	XXX	Credit	Income Documentation is Insufficient	XXX	1	Closed	CPA letter (pg. 750) does not state the guideline requirement (Section 12.1.5 pg. 74/103) of CPA attestation that he/she prepared the borrower's business tax returns or other financial documents.	XXX
Verified reserves - XXX total months reserves requried for subject plus additional financed REO properties.  Borrower has reserves verified are equal to XXX months ; Low DTI - DTI is XXX based on borrower income calculated by Lender with XXX expense ratio and XXX months bank statements. Lender XXX reflects XXX. maximum allowed per guidelines is XXX.
												XXX - Recd XXX and Articles of Organization forXXX *Exception remains pending CPA attestation that he/she prepared the borrower's business tax returns or other financial documents.
XXX - Received response from Lender stating (paraphrased): the guidelines reflect examples that it could be any of the documentation with the "or" statements. Uploaded the CPA letter, SOS website and Internet Search verifying the business. Included a snip of the guideline referred to.

Exception Cleared.  Lender did provide additional options per the guideline section XXX to validate the existence of Self-Employed business.  This includes the SOS online search dated XXX (provided on XXX along with copy of CPA letter dated XXX and Post-close business Google search. Note date is XXX
														XXX	C	A	C	A	C	A	C	A	C	A
2024AO10440	XXX	XXX	XXX	Property	Lender Review Variance is not within tolerance.	XXX	1	Closed
Appraisal pg. 847 states property is in an XXX location, however the appraiser comments in the summary sales comparison section (pg. 850) that the subject is in a rural area.  Rural properties are not eligible.  If an error, have appraiser correct.
										XXX
Verified reserves - Reserves verified are XXX months, required are XXX months XXX Guide XXX pg. 60 section 10.5.2.; Established credit history - Borrower has maintained an established credit history as exhibited by the credit report on pg. 290.
													XXX - Recd revised appraisal stating property is in an urban location on the sales summary section. Photos and the map support the property being in an XXX area.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10440	XXX	XXX	XXX	Compliance	Note Rider XXX is not Executed	XXX	1	Closed	Note XXX in file is not executed (pg. 153).	XXX
Verified reserves - Reserves verified are XXX months, required are XXX months XXX Guide XXX pg. 60 section 10.5.2.; Established credit history - Borrower has maintained an established credit history as exhibited by the credit report on pg. 290.
													XXX Received copy of signed XXX Exception cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10445	XXX	XXX	XXX	Compliance	Missing Flood Insurance Certification Number	XXX	1	Closed	Standard Flood Hazard Determination form in file dated XXX reflecting XXX XXX does not reflect a Certificate Number (pg. 568). Provide evidence of Flood Certificate number for reporting purposes.	XXX
Low LTV/CLTV/HCLTV - Subject LTV is XXX when max allowed per guideline is XXX ; Verified reserves - Reserves required are XXX months (XXX months for subject plus an additional XXX months for each Financed property owned). Borrower has XXX months remaining after closing including cash out proceeds from the subject.; Verified employment history - Borrower has been w/current employer for XXX yrs.
													XXX - XXX certificate reflecting the determination number	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10445	XXX	XXX	XXX	Credit	Credit Documentation is Insufficient	XXX	1	Closed
Missing original credit report XXX dated XXX File contains credit supplement dated XXX and an updated merged in file dated XXX (pg. 528) but this report does not reflect credit scores. Provide updated credit scores for XXX report. Mid-score cannot be less than XXX
										XXX
Low LTV/CLTV/HCLTV - Subject LTV is XXX when max allowed per guideline is XXX ; Verified reserves - Reserves required are XXX months (XXX months for subject plus an additional XXX months for each Financed property owned). Borrower has XXX months remaining after closing including cash out proceeds from the subject.; Verified employment history - Borrower has been w/current employer for XXX yrs.
													XXX - Recd original credit report XXX dated XXX reflecting a XXX representative credit score	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10445	XXX	XXX	XXX	Credit	Missing Tax Transcript(s)	XXX	2	Acknowledged	Missing evidence of XXX transcripts for XXX years as required per guidelines for Full doc.
Low LTV/CLTV/HCLTV - Subject LTV is XXX when max allowed per guideline is XXX ; Verified reserves - Reserves required are XXX months (XXX months for subject plus an additional XXX months for each Financed property owned). Borrower has XXX months remaining after closing including cash out proceeds from the subject.; Verified employment history - Borrower has been w/current employer for XXX yrs.

Client: Investor acknowledged exception to waive transcripts as no self-employment income was used to qualify.  Additional comp factors: Verified employment history, XXX months reserves verified w/ minimum requirement of XXX Low LTV/CLTV < XXX
														XXX	C	B	C	B	C	B	C	B	C	B
2024AO10445	XXX	XXX	XXX	Credit	Missing Sufficient Evidence of Insurance	XXX	1	Closed
Hazard Policy in file (pg. 277) states the property is owner occupied under Occupancy header on Insurance Dec page when subject property is an Investment. Policy reflects mailing address as borrower name and subject address.  Borrower current residence is located at XXX. Verification of Employment Report (provided in Income documents supplement pg. 1/5) reflects employee address as the subject address.
										XXX
Low LTV/CLTV/HCLTV - Subject LTV is XXX when max allowed per guideline is XXX ; Verified reserves - Reserves required are XXX months (XXX months for subject plus an additional XXX months for each Financed property owned). Borrower has XXX months remaining after closing including cash out proceeds from the subject.; Verified employment history - Borrower has been w/current employer for XXX yrs.
													XXX Updated policy for subject received. Policy reflects Landlord with rent loss coverage of XXX	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10445	XXX	XXX	XXX	Credit	Missing Lease Agreement and/or Not Executed	XXX	1	Closed
Subject property is an Investment.  Per guidelines (section 12.11.1 pg. 92/105), when rental income is utilized with wage-earner income sources, tax returns will be used to calculate rental income and, XXX validation of returns is required. If property is not reported on tax returns, the rental income will be calculated based on the lower of the lease agreement or the Market Rent Analysis (Appraisal 1007 pg. 101).
										XXX
Low LTV/CLTV/HCLTV - Subject LTV is XXX when max allowed per guideline is XXX ; Verified reserves - Reserves required are XXX months (XXX months for subject plus an additional XXX months for each Financed property owned). Borrower has XXX months remaining after closing including cash out proceeds from the subject.; Verified employment history - Borrower has been w/current employer for XXX yrs.

XXX Borrower converted the subject to rental after purchasing new primary XXX  REO would not be reported as rental in XXX  XXX not required as app date is prior to XXX  Review utilized Current rent of XXX per the Operating Income Statement which reflects the Market rent to be XXX
														XXX	C	A	C	A	C	A	C	A	C	A
2024AO10445	XXX	XXX	XXX	Credit	Income Documentation is Insufficient	XXX	1	Closed
Missing XXX W-XXX copy to support income reflected as total pay on Verification Report provided with income supplement docs (pg. 1/5).  Income docs supplement contain XXX W-2 copy but XXX is missing from file.
										XXX
Low LTV/CLTV/HCLTV - Subject LTV is XXX when max allowed per guideline is XXX ; Verified reserves - Reserves required are XXX months (XXX months for subject plus an additional XXX months for each Financed property owned). Borrower has XXX months remaining after closing including cash out proceeds from the subject.; Verified employment history - Borrower has been w/current employer for XXX yrs.
													XXX - Recd XXX W2 from XXX Construction	XXX	C	A	C	A	C	A	C	A	C	A
2024AO10534	XXX	XXX	XXX	Property	Original appraisal is greater than XXX days with no recertification of value.	XXX	2	Acknowledged
Per XXX Credit Guidelines, appraisals XXX days old must include a recertification of value to permit up to XXX days. Recert is present in file; however, appraisal dated XXX is XXX days from date of disbursement of XXX and is outside document aging requirements. (CDA is provided dated XXX
											Verified housing payment history - Credit report (pg.189) in file reflects XXX months of satisfactory mortgage history paid XXX		Client: XXX Investor approved exception.	XXX	C	B	C	B	C	B	C	B	C	B
2024AO10530	XXX	XXX	XXX	Credit	Unacceptable Mortgage History	XXX	1	Closed
Provide VOM (from XXX) and VOM (from Select Portfolio XXX to verify XXX month history max XXX Credit mortgage delinquent allowed XXX per Matrix pg.3; Credit Report (pg.185) in file reflects XXX & XXX prior to XXX transfer XXX
										XXX	Low LTV/CLTV/HCLTV - Subject property LTV/CLTV is XXX when max allowable is XXX for XXX Unit Cash Out Refinance transaction.
XXX - Received email request from XXX to review the mortgage rating for XXX months with no lates in last XXX months. SPS XXX borrower last late date was XXX XXX then was transferred XXX to XXX XXX with no late pays.

*Exception Cleared*, Review of credit report (pg. 185) last noted late pay occurred in month of XXX  Month of XXX to most recent date of last activity noted on loan with SPS ending XXX is XXX thus total history paid XXX is confirmed for XXX months.
														XXX	C	A	C	A	C	A	C	A	C	A
2024AO10488	XXX	XXX	XXX	Compliance	Note Rider XXX is not Executed	XXX	1	Closed	Missing executed XXX Rider XXX pg.724.	XXX
Verified credit history - Borrower's credit report in file (pg.230) reflects an established credit history since XXX  History reports no late payments made based on the months reviewed for every account in the borrower's history

; Verified reserves - Borrowers have XXX months of verified reserves remaining after closing when guidelines required XXX months per final CD (pg.685).
													XXX - Lender provided copy of executed Note XXX *Exception cleared.	XXX	C	A	C	A	C	A	C	A	C	A